UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: November 1, 2015 – January 31, 2016

Item 1. Schedule of Investments.

ASPEN MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2016 (UNAUDITED)

	Principal Amount/	Value
	Shares	(Note 2)
GOVERNMENT BONDS (47.13%)
U.S. TREASURY NOTES (47.13%)
0.250%, 02/29/2016	$10,019,000	$10,017,938
0.375%, 03/31/2016	5,042,000	5,041,627
0.375%, 03/31/2016	3,300,000	3,299,756
0.250%, 04/15/2016	10,000,000	9,996,880
0.375%, 04/30/2016	10,034,000	10,032,505
0.250%, 05/15/2016	5,000,000	4,997,135
0.375%, 05/31/2016	7,029,000	7,027,425
0.500%, 06/30/2016	5,000,000	5,000,355
0.500%, 07/31/2016	5,000,000	4,999,790
0.500%, 08/31/2016	15,042,000	15,039,623
0.500%, 09/30/2016	3,350,000	3,348,888
0.500%, 09/30/2016	7,500,000	7,497,510
0.375%, 10/31/2016	5,041,000	5,033,222
0.500%, 11/30/2016	19,050,000	19,033,998
0.500%, 01/31/2017	13,000,000	12,981,215
0.625%, 07/31/2017	6,518,000	6,507,819
0.625%, 08/31/2017	5,045,000	5,034,360
0.625%, 09/30/2017	6,050,000	6,035,819

TOTAL GOVERNMENT BONDS
(Cost $140,998,712)		140,925,865

SHORT TERM INVESTMENTS (39.55%)
MONEY MARKET FUND (6.22%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.139%	18,585,446	18,585,446

U.S. TREASURY BILLS (33.33%)
0.179%, 02/04/2016(a)	10,000,000	9,999,850
0.212%, 03/03/2016(a)	10,500,000	10,498,079
0.190%, 03/31/2016(a)	1,161,000	1,160,446
0.222%, 04/28/2016(a)	15,300,000	15,288,693
0.243%, 05/26/2016(a)	10,600,000	10,588,435
0.285%, 06/23/2016(a)	10,500,000	10,484,828
0.333%, 07/21/2016(a)	10,000,000	9,981,280
0.418%, 08/18/2016(a)	4,000,000	3,990,460
0.413%, 09/15/2016(a)	5,000,000	4,986,835
0.575%, 10/13/2016(a)	9,400,000	9,372,486
0.496%, 11/10/2016(a)	10,000,000	9,970,360
0.563%, 12/08/2016(a)	3,350,000	3,339,582
		99,661,334

TOTAL SHORT TERM INVESTMENTS
(Cost $118,233,439)		118,246,780

TOTAL INVESTMENTS (86.68%)
(Cost $259,232,151)		$259,172,645

Other Assets In Excess Of Liabilities (13.32%)		39,826,527	(b)

NET ASSETS (100.00%)		$298,999,172

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS
At January 31, 2016, the Fund had outstanding futures contracts:

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Appreciation
Commodity Contracts
Corn Future	Long	557	03/15/2016	$10,360,200	$80,571
Soybean Future	Long	119	03/15/2016	5,249,388	7,934
Sugar No. 11 (World) Future	Short	329	03/01/2016	(4,841,827)	160,894
Equity Contracts
Euro STOXX 50® Index Future	Short	612	03/21/2016	(20,075,029)	592,583
S&P 500® E-Mini Future	Short	320	03/21/2006	(30,881,600)	320,920
Fixed Income Contracts
Canadian 10 Year Bond Future	Long	662	03/22/2016	67,499,522	640,613
Long Gilt Future	Long	260	03/30/2016	44,575,409	535,410
U.S. 10 Year Treasury Note Future	Long	347	03/22/2006	44,963,609	442,863
Fixed-Income Contracts
Euro-Bund Future	Long	256	03/09/2016	45,301,022	626,439
Foreign Currency Contracts
Canadian Dollar Currency Future	Short	955	03/16/2016	(68,158,350)	663,381
Euro FX Currency Future	Short	361	03/15/2016	(48,908,731)	72,806
Swiss Franc Currency Future	Short	27	03/15/2016	(3,298,725)	59,009
				$41,784,888	$4,203,423

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Depreciation
Commodity Contracts
Copper Future	Short	201	03/30/2016	$(10,386,675)	$(345,583)
Gold 100 Oz Future	Short	46	04/28/2016	(5,135,440)	(2,498)
New York Harbor ULSD Future	Short	375	03/01/2016	(16,989,525)	(655,534)
Silver Future	Short	69	03/30/2016	(4,913,835)	(99,621)
WTI Crude Future	Short	489	02/23/2016	(16,440,180)	(1,067,090)
Equity Contracts
FTSE® 100 Index Future	Short	356	03/21/2016	(30,471,357)	(300,824)
Nikkei 225 Index Future	Short	352	03/11/2016	(31,477,600)	(924,455)
Foreign Currency Contracts
Australian Dollar Currency Future	Short	594	03/15/2016	(41,894,820)	(830,986)
Japanese Yen Currency Future	Long	429	03/15/2016	44,313,019	(864,910)
New Zealand Dollar Currency Future	Long	55	03/15/2016	3,553,000	(22,375)
				$(109,843,413)	$(5,113,876)

Common Abbreviations:
FTSE - Financial Times and the London Stock Exchange
FX - Foreign
No. - Number
Oz - Ounce
S&P - Standard and Poor's
ULSD - Ultra Low Sulfur Diesel

Holdings are subject to change.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated Schedule of Investments
January 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2016, the Trust had 33 registered funds. This quarterly report describes the Aspen Managed Futures Strategy Fund (the “Fund”). The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Managed Futures Strategy Fund offers Class A and Class I shares.
Basis of Consolidation for the Aspen Futures Fund, Ltd.
Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary.
2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and subsidiary in preparation of the Consolidated Schedule of Investments.
Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.
For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.
The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.
Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.
Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.
Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated Schedule of Investments
January 31, 2016 (Unaudited)
When such prices or quotations are not available, or when Aspen Partners, Ltd. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.
Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.
Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2016:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds	$–	$140,925,865	$–	$140,925,865
Short Term Investments
Money Market Fund	18,585,446	–	–	18,585,446
U.S. Treasury Bills	–	99,661,334	–	99,661,334
TOTAL	$18,585,446	$240,587,199	$–	$259,172,645
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$249,399	$–	$–	$249,399
Equity Contracts	913,503	–	–	913,503
Fixed Income Contracts	1,618,886	–	–	1,618,886
Fixed-Income Contracts	626,439	–	–	626,439
Foreign Currency Contracts	795,196	–	–	795,196
Liabilities:
Futures Contracts
Commodity Contracts	(2,170,326)	–	–	(2,170,326)
Equity Contracts	(1,225,279)	–	–	(1,225,279)
Foreign Currency Contracts	(1,718,271)	–	–	(1,718,271)
TOTAL	$(910,453)	$–	$–	$(910,453)

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2016, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated Schedule of Investments
January 31, 2016 (Unaudited)

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.
Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
3. DERIVATIVE INSTRUMENTS

The Fund uses derivatives (including futures) to pursue its investment objective. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.
The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
In addition, use of derivatives may increase or decrease exposure to the following risk factors:

•	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•
Fixed Income Risk: When the Fund invests in fixed-income securities or derivatives, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•
Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Fund. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

•
Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated Schedule of Investments
January 31, 2016 (Unaudited)
Futures: The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Fund and the Subsidiary is reduced. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

Tax Basis of Investments: As of January 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Cost of Investments	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Depreciation on Investments
Aspen Managed Futures Strategy Fund	$259,232,151	$29,590	$(89,096)	$(59,506)

4. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Fund is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statements and disclosures.

THE DISCIPLINED GROWTH INVESTORS FUND
PORTFOLIO OF INVESTMENTS
January 31, 2016 (UNAUDITED)

		Value
	Shares	(Note 2)
COMMON STOCKS (66.81%)
CONSUMER DISCRETIONARY (19.23%)
Auto & Auto Parts (1.31%)
Gentex Corp.	108,150	$1,480,573

Consumer Products (4.50%)
Ethan Allen Interiors, Inc.	50,544	1,349,525
Garmin Ltd.	37,050	1,303,419
Ralph Lauren Corp.	9,881	1,111,613
Select Comfort Corp.(a)	61,824	1,302,013
		5,066,570

Leisure (3.49%)
Cheesecake Factory, Inc.	15,912	768,550
Royal Caribbean Cruises Ltd.	28,538	2,338,974
TripAdvisor, Inc.(a)	12,350	824,486
		3,932,010

Retail (9.07%)
Cabela's, Inc.(a)	36,825	1,549,228
L Brands, Inc.	39,112	3,760,619
TJX Cos., Inc.	61,525	4,383,041
Urban Outfitters, Inc.(a)	22,600	517,088
		10,209,976

Textiles, Apparel & Luxury Goods (0.86%)
Tumi Holdings, Inc.(a)	55,925	966,943

TOTAL CONSUMER DISCRETIONARY		21,656,072

ENERGY (2.13%)
Crude Producers (0.90%)
Southwestern Energy Co.(a)	113,650	1,010,349

Oil & Gas Services (0.72%)
Core Laboratories NV	8,250	811,800

Oil, Gas & Consumable Fuels (0.51%)
Ultra Petroleum Corp.(a)	256,063	578,702

TOTAL ENERGY		2,400,851

FINANCIAL SERVICES (3.20%)
Banks (0.48%)
TCF Financial Corp.	45,225	543,152

Consumer Finance & Credit Services (2.05%)
FactSet Research Systems, Inc.	15,331	2,310,382

Investment Banking & Brokerage (0.67%)
E*Trade Financial Corp.(a)	31,783	748,808

TOTAL FINANCIAL SERVICES		3,602,342

		Value
	Shares	(Note 2)
HEALTH CARE (9.15%)
Biotechnology (1.07%)
Myriad Genetics, Inc.(a)	30,775	$1,199,302

Medical Equipment & Services (6.95%)
Edwards Lifesciences Corp.(a)	54,950	4,297,640
Intuitive Surgical, Inc.(a)	3,784	2,046,576
Varian Medical Systems, Inc.(a)	19,188	1,479,970
		7,824,186

Medical Specialties (1.13%)
Align Technology, Inc.(a)	19,300	1,276,502

TOTAL HEALTH CARE		10,299,990

PRODUCER DURABLES (8.52%)
Computers (0.49%)
IHS, Inc. - Class A(a)	5,262	550,510

Machinery (2.85%)
Middleby Corp.(a)	35,541	3,211,485

Machinery-Diversified (0.67%)
Graco, Inc.	10,325	750,421

Professional Services (1.07%)
CEB, Inc.	20,425	1,204,666

Software (0.59%)
Paychex, Inc.	13,925	666,451

Transportation & Freight (2.85%)
JetBlue Airways Corp.(a)	86,200	1,836,922
Landstar System, Inc.	23,937	1,374,223
		3,211,145

TOTAL PRODUCER DURABLES		9,594,678

TECHNOLOGY (24.58%)
Computer Technology (1.20%)
Super Micro Computer, Inc.(a)	45,650	1,359,457

Electronics (6.31%)
ARM Holdings PLC - Sponsored ADR	20,774	894,944
Microchip Technology, Inc.	21,900	981,339
Open Text Corp.	60,362	2,949,287
Plexus Corp.(a)	65,163	2,277,447
		7,103,017

Information Technology (10.20%)
Akamai Technologies, Inc.(a)	40,550	1,849,891
Autodesk, Inc.(a)	42,550	1,992,191
Dolby Laboratories, Inc. - Class A	18,250	657,182
Intuit, Inc.	39,975	3,818,012
Seagate Technology PLC	55,610	1,615,471
Yahoo!, Inc.(a)	52,625	1,552,964
		11,485,711

		Value
	Shares	(Note 2)
TECHNOLOGY (continued)
Semiconductors (2.03%)
Power Integrations, Inc.	27,550	$1,298,432
Synaptics, Inc.(a)	13,500	989,685
		2,288,117

Software (2.15%)
Cognex Corp.	24,150	778,837
Qlik Technologies, Inc.(a)	34,300	858,872
RealPage, Inc.(a)	40,500	781,245
		2,418,954

Telecommunications (2.69%)
Plantronics, Inc.	33,263	1,491,180
Ubiquiti Networks, Inc.(a)	30,250	895,702
ViaSat, Inc.(a)	10,233	639,563
		3,026,445

TOTAL TECHNOLOGY		27,681,701

TOTAL COMMON STOCKS
(Cost $59,572,845)		75,235,634

	Principal	Value
	Amount	(Note 2)
ASSET/MORTGAGE BACKED SECURITIES (0.10%)
Government National Mortgage Association, Series 2005-93
5.500% 12/20/2034	$107,560	110,647

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $114,996)		110,647

CORPORATE BONDS (23.80%)
BASIC MATERIALS (0.65%)
Chemicals (0.30%)
Lubrizol Corp.
8.875% 02/01/2019	285,000	342,600

Iron/Steel (0.35%)
Nucor Corp.
5.750% 12/01/2017	372,000	393,104

TOTAL BASIC MATERIALS		735,704
COMMUNICATIONS (2.57%)
Media (1.76%)
21st Century Fox America, Inc.
6.900% 03/01/2019	352,000	401,008
Comcast Cable Communications Holdings, Inc.
9.455% 11/15/2022	263,000	369,202
Comcast Corp.
5.150% 03/01/2020	715,000	803,537
Viacom, Inc.
5.625% 09/15/2019	370,000	399,776
		1,973,523

	Principal	Value
	Amount	(Note 2)
Telecommunications (0.81%)
AT&T, Inc.
3.000% 06/30/2022	$510,000	$501,403
AT&T, Inc.
5.500% 02/01/2018	7,000	7,497
Verizon Communications, Inc.
4.500% 09/15/2020	374,000	405,297
		914,197
TOTAL COMMUNICATIONS		2,887,720
CONSUMER, CYCLICAL (1.33%)
Retail (1.33%)
Advance Auto Parts, Inc.
5.750% 05/01/2020	365,000	401,154
CVS Health Corp.
4.125% 05/15/2021	352,000	377,983
McDonald's Corp.
6.300% 03/01/2038	286,000	336,608
Wal-Mart Stores, Inc.
6.200% 04/15/2038	297,000	378,178

TOTAL CONSUMER, CYCLICAL		1,493,923
CONSUMER, NON-CYCLICAL (2.19%)
Beverages (1.14%)
Anheuser-Busch InBev Worldwide, Inc.
2.500% 07/15/2022	413,000	402,598
Diageo Capital PLC
5.750% 10/23/2017	453,000	484,341
Pepsi Bottling Group, Inc., Series B
7.000% 03/01/2029	294,000	402,202
		1,289,141
Commercial Services (0.34%)
Total System Services, Inc.
2.375% 06/01/2018	380,000	378,259

Healthcare-Services (0.35%)
UnitedHealth Group, Inc.
2.700% 07/15/2020	390,000	399,370

Pharmaceuticals (0.36%)
Johnson & Johnson
5.850% 07/15/2038	308,000	401,178

TOTAL CONSUMER, NON-CYCLICAL		2,467,948
ENERGY (2.72%)
Oil & Gas (0.55%)
Conoco Funding Co.
7.250% 10/15/2031	293,000	319,436
Noble Energy, Inc.
8.250% 03/01/2019	275,000	299,599
		619,035

	Principal	Value
	Amount	(Note 2)
Pipelines (2.17%)
Energy Transfer Partners LP
9.700% 03/15/2019	$355,000	$384,042
Enterprise Products Operating LLC
5.200% 09/01/2020	385,000	404,837
Kinder Morgan Energy Partners LP
9.000% 02/01/2019	302,000	328,059
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
4.500% 07/15/2023	425,000	333,889
ONEOK Partners LP
3.200% 09/15/2018	419,000	384,362
Plains All American Pipeline LP / PAA Finance Corp.
8.750% 05/01/2019	298,000	328,244
TransCanada PipeLines Ltd.
7.250% 08/15/2038	249,000	282,797
		2,446,230
TOTAL ENERGY		3,065,265
FINANCIAL (3.72%)
Banks (1.54%)
Bank of America Corp.
5.650% 05/01/2018	373,000	400,262
JPMorgan Chase & Co.
4.400% 07/22/2020	373,000	399,566
Northern Trust Corp.
3.450% 11/04/2020	383,000	406,201
Royal Bank of Scotland Group PLC, Series 1
9.118% Perpetual Maturity (b)	3,000	3,058
Wachovia Corp.
5.750% 06/15/2017	500,000	528,720
		1,737,807
Diversified Financial Services (1.14%)
American Express Co.
7.000% 03/19/2018	395,000	438,122
General Electric Capital Corp.
5.875% 01/14/2038	314,000	390,490
National Rural Utilities Cooperative Finance Corp.
10.375% 11/01/2018	373,000	454,118
		1,282,730
Insurance (0.71%)
American International Group, Inc.
6.400% 12/15/2020	340,000	396,722
MetLife, Inc., Series A
6.817% 08/15/2018	355,000	399,139
		795,861
Real Estate Investment Trusts (0.33%)
Welltower, Inc.
2.250% 03/15/2018	365,000	366,317

TOTAL FINANCIAL		4,182,715
GOVERNMENT (0.35%)
Multi-National (0.35%)
Corporacion Andina de Fomento
8.125% 06/04/2019	330,000	392,700

	Principal	Value
	Amount	(Note 2)
Multi-National (continued)
Corporacion Andina de Fomento
5.750% 01/12/2017	$1,000	$1,045
		393,745
TOTAL GOVERNMENT		393,745
INDUSTRIAL (3.09%)
Aerospace/Defense (0.65%)
Lockheed Martin Corp.
4.250% 11/15/2019	345,000	375,231
Rockwell Collins, Inc.
3.700% 12/15/2023	340,000	354,769
		730,000
Electrical Components & Equipment (0.33%)
Emerson Electric Co.
5.000% 04/15/2019	338,000	373,703

Electronics (0.35%)
Corning, Inc.
6.625% 05/15/2019	354,000	399,900

Engineering & Construction (0.35%)
Fluor Corp.
3.375% 09/15/2021	388,000	399,853

Environmental Control (0.35%)
Republic Services, Inc.
5.500% 09/15/2019	358,000	395,841

Miscellaneous Manufacturing (0.36%)
Tyco Electronics Group SA
3.500% 02/03/2022	387,000	400,057

Transportation (0.70%)
CSX Corp.
7.375% 02/01/2019	347,000	400,519
United Parcel Service, Inc.
6.200% 01/15/2038	293,000	383,116
		783,635
TOTAL INDUSTRIAL		3,482,989
UTILITIES (7.18%)
Electric (6.40%)
Ameren Illinois Co.
9.750% 11/15/2018	351,000	423,028
Arizona Public Service Co.
8.750% 03/01/2019	350,000	416,909
CMS Energy Corp.
5.050% 03/15/2022	347,000	385,753
Commonwealth Edison Co.
4.000% 08/01/2020	330,000	352,831
Consolidated Edison Co. of New York, Inc.
7.125% 12/01/2018	313,000	358,288
Edison International
3.750% 09/15/2017	386,000	398,944

	Principal	Value
	Amount	(Note 2)
Electric (continued)
Georgia Power Co.
5.400% 06/01/2018	$289,000	$313,835
Interstate Power & Light Co.
3.650% 09/01/2020	347,000	369,203
ITC Holdings Corp.
4.050% 07/01/2023	388,000	404,682
Jersey Central Power & Light Co.
7.350% 02/01/2019	450,000	507,861
Nevada Power Co.
7.125% 03/15/2019	303,000	346,817
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	332,000	403,525
PacifiCorp
5.650% 07/15/2018	17,000	18,554
PPL Capital Funding, Inc.
3.500% 12/01/2022	532,000	544,644
PSEG Power LLC
5.125% 04/15/2020	365,000	395,313
PSEG Power LLC
5.320% 09/15/2016	440,000	449,981
Puget Energy, Inc.
5.625% 07/15/2022	337,000	378,790
TECO Finance, Inc.
6.572% 11/01/2017	317,000	341,663
Wisconsin Electric Power Co.
2.950% 09/15/2021	385,000	396,235
		7,206,856
Gas (0.78%)
CenterPoint Energy Resources Corp.
6.000% 05/15/2018	390,000	420,056
Sempra Energy
6.500% 06/01/2016	455,000	463,055
		883,111
TOTAL UTILITIES		8,089,967
TOTAL CORPORATE BONDS
(Cost $27,016,264)		26,799,976

FOREIGN GOVERNMENT BONDS (0.25%)
Province of Quebec Canada, Series NN
7.125% 02/09/2024	218,000	287,117

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $278,459)		287,117

GOVERNMENT & AGENCY OBLIGATIONS (0.09%)
U.S. Treasury Bonds
6.500% 11/15/2026	28,000	40,284

U.S. Treasury Notes
5.125% 05/15/2016	20,000	20,269

		Principal		Value
		Amount		(Note 2)
GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes
4.500% 02/15/2016			$38,000	$38,067

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $97,316)				98,620

				Value
	Yield	Shares		(Note 2)
SHORT TERM INVESTMENTS (8.78%)
MONEY MARKET FUND (1.69%)
Fidelity Institutional Money Market Government Portfolio - Class I	0.18%)	(c)	1,910,374	1,910,374

U.S. TREASURY BILLS (7.09%)
U.S. Treasury Bill, 03/31/2016	0.00%	(d)(e)	2,000,000	1,999,046
U.S. Treasury Bill, 10/13/2016	0.00%	(d)(e)	6,000,000	5,982,438
				7,981,484

TOTAL SHORT TERM INVESTMENTS
(Cost $9,885,984)				9,891,858

TOTAL INVESTMENTS (99.83%)
(Cost $96,965,864)				$112,423,852

Other Assets In Excess Of Liabilities (0.17%)				193,522

NET ASSETS (100.00%)				$112,617,374

(a)	Non-Income Producing Security.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	Represents the 7-day yield.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(e)	Issued with a zero coupon.

Common Abbreviations:
ADR - American Depositary Receipt.
LLC - Limited Liability Company.
LP - Limited Partnership.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for limited liability company.
PLC - Public Limited Company.
SA - Generally designated corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

Holdings are subject to change.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly
Portfolio of Investments
January 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2016, the Trust had 33 registered funds. This quarterly report describes the Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying portfolio of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of portfolio of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the portfolio of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their portfolio of investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Notes to Quarterly
Portfolio of Investments
January 31, 2016 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$75,235,634	$–	$–	$75,235,634
Asset/Mortgage Backed Securities	–	110,647	–	110,647
Corporate Bonds	–	26,799,976	–	26,799,976
Foreign Government Bonds	–	287,117	–	287,117
Government & Agency Obligations	–	98,620	–	98,620
Short Term Investments
Money Market Fund	1,910,374	–	–	1,910,374
U.S. Treasury Bills	–	7,981,484	–	7,981,484
TOTAL	$77,146,008	$35,277,844	$–	$112,423,852

(a)     For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2016, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2016, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Disciplined Growth Investors Fund
Gross appreciation
(excess of value over tax cost)	$25,564,651
Gross depreciation
(excess of tax cost over value)	(4,166,815)
Net unrealized appreciation	$21,397,836
Cost of investments for income tax purposes	$92,293,904

3. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Fund is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statements and disclosures.

Schedule of Investments
Emerald Growth Fund
January 31, 2016 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 96.72%
Consumer Discretionary: 19.63%
647,450	American Eagle Outfitters, Inc.	$9,478,668
235,262	Burlington Stores, Inc.(a)	12,640,627
1,252,831	Chegg, Inc.(a)	7,266,420
132,625	Chuy's Holdings, Inc.(a)	4,534,449
296,677	Dave & Buster's Entertainment, Inc.(a)	10,760,475
189,606	Diversified Restaurant Holdings, Inc.(a)	333,707
314,804	Five Below, Inc.(a)	11,090,545
85,000	Hemisphere Media Group, Inc.(a)	1,224,000
195,029	Jack in the Box, Inc.	15,142,052
225,314	Kona Grill, Inc.(a)	3,663,606
224,266	Malibu Boats, Inc., Class A(a)	2,931,157
276,918	Marcus Corp.	5,244,827
417,761	MarineMax, Inc.(a)	7,064,338
234,850	Match Group, Inc.(a)	2,947,367
167,348	Matthews International Corp., Class A	8,352,339
65,020	Nexstar Broadcasting Group, Inc., Class A	2,939,554
344,007	Ollie's Bargain Outlet Holdings, Inc.(a)	7,688,556
415,080	Penn National Gaming, Inc.(a)	5,865,080
317,989	Planet Fitness, Inc., Class A(a)	4,544,063
197,091	Red Robin Gourmet Burgers, Inc.(a)	12,168,398
207,504	Rentrak Corp.(a)	9,227,703
667,186	Sequential Brands Group, Inc.(a)	4,296,678
281,235	Steven Madden Ltd.(a)	9,081,078
460,803	Tile Shop Holdings, Inc.(a)	6,962,733
385,958	Tilly's, Inc., Class A(a)	2,504,867
		167,953,287

Energy: 0.51%
693,240	Synergy Resources Corp.(a)	4,395,142

Financial Services: 18.87%
213,982	American Campus Communities, Inc., REIT	9,030,040
211,510	American Farmland Co., REIT	1,233,103
130,913	Ameris Bancorp	3,787,313
153,113	Atlas Financial Holdings, Inc.(a)	2,667,228
423,355	Bank of the Ozarks, Inc.	18,771,561
744,761	Bofl Holding, Inc.(a)	12,780,099
87,000	California Republic Bancorp(a)	2,466,450
335,679	ConnectOne Bancorp, Inc.	5,582,342
174,683	Customers Bancorp, Inc.(a)	4,384,543
191,475	Education Realty Trust, Inc., REIT	7,482,843
308,864	FCB Financial Holdings, Inc., Class A(a)	10,384,008
117,790	First Choice Bank(a)	1,855,192
68,399	First Foundation, Inc.(a)	1,525,298
232,731	First NBC Bank Holding Co.(a)	7,305,426

Shares		Value (Note 2)
Financial Services (continued)
148,203	Howard Bancorp, Inc.(a)	$1,905,891
142,835	LendingTree, Inc.(a)	10,525,511
422,750	Live Oak Bancshares, Inc.	6,019,960
171,312	Marcus & Millichap, Inc.(a)	4,049,816
95,555	National Commerce Corp.(a)	2,197,765
235,890	Opus Bank	7,782,011
213,744	Pacific Premier Bancorp, Inc.(a)	4,388,164
110,974	Pinnacle Financial Partners, Inc.	5,532,054
281,798	PrivateBancorp, Inc.	10,604,059
18,057	South State Corp.	1,207,110
18,510	Sovran Self Storage, Inc., REIT	2,085,707
397,675	Virtu Financial, Inc., Class A	9,027,223
285,980	Walker & Dunlop, Inc.(a)	6,852,081
		161,432,798

Health Care: 19.37%
255,824	Acadia Healthcare Co., Inc.(a)	15,612,939
288,955	Adamas Pharmaceuticals, Inc.(a)	4,952,689
195,783	Aimmune Therapeutics, Inc.(a)	2,678,311
1,281,464	Amicus Therapeutics, Inc.(a)	7,740,043
208,876	Applied Genetic Technologies Corp.(a)	3,051,678
474,898	AtriCure, Inc.(a)	8,301,217
130,330	Bluebird Bio, Inc.(a)	5,390,449
164,739	Cantel Medical Corp.	9,780,554
252,426	Cepheid(a)	7,433,946
151,200	Corindus Vascular Robotics, Inc.(a)	303,912
183,747	Impax Laboratories, Inc.(a)	6,885,000
346,207	Imprivata, Inc.(a)	4,033,312
381,072	Insmed, Inc.(a)	5,030,150
6,296	Intercept Pharmaceuticals, Inc.(a)	668,824
254,328	Intrexon Corp.(a)	7,411,118
523,946	K2M Group Holdings, Inc.(a)	7,445,273
291,500	MacroGenics, Inc.(a)	5,867,895
248,438	Neos Therapeutics, Inc.(a)	3,373,788
174,480	Neurocrine Biosciences, Inc.(a)	7,424,124
68,580	PAREXEL International Corp.(a)	4,386,377
105,814	Portola Pharmaceuticals, Inc.(a)	3,495,036
80,748	Presbia PLC(a)	424,734
295,529	Relypsa, Inc.(a)	5,567,766
90,660	Spark Therapeutics, Inc.(a)	2,553,892
217,812	Teladoc, Inc.(a)	3,537,267
612,062	Veeva Systems, Inc., Class A(a)	14,750,694
208,220	WellCare Health Plans, Inc.(a)	15,820,556
361,677	ZIOPHARM Oncology, Inc.(a)	1,797,535
		165,719,079

Materials & Processing: 6.40%
387,055	Apogee Enterprises, Inc.	15,397,048
294,087	Headwaters, Inc.(a)	4,696,569
345,615	Installed Building Products, Inc.(a)	7,199,160
463,332	Interface, Inc.	7,825,678
23,615	Milacron Holdings Corp.(a)	301,091

Shares		Value (Note 2)
Materials & Processing (continued)
454,782	PGT, Inc.(a)	$4,456,864
395,248	Trex Co., Inc.(a)	14,845,515
		54,721,925

Producer Durables: 6.43%
69,054	FARO Technologies, Inc.(a)	1,772,616
262,373	Kforce, Inc.	5,850,918
220,952	Knoll, Inc.	4,054,469
403,948	Korn/Ferry International	12,445,638
292,899	Spirit Airlines, Inc.(a)	12,243,178
122,335	Tennant Co.	6,619,547
473,142	Tutor Perini Corp.(a)	6,250,206
187,447	Virgin America, Inc.(a)	5,782,740
		55,019,312

Technology: 21.93%
390,496	Alarm.com Holdings, Inc.(a)	6,306,510
224,419	Applied Optoelectronics, Inc.(a)	3,673,739
166,350	Cavium, Inc.(a)	9,610,039
235,890	ChannelAdvisor Corp.(a)	2,884,935
460,992	Ciena Corp.(a)	8,191,828
205,554	Cornerstone OnDemand, Inc.(a)	6,308,452
233,196	EPAM Systems, Inc.(a)	17,466,380
294,311	Everyday Health, Inc.(a)	1,353,831
368,125	Gigamon, Inc.(a)	9,626,469
543,585	Glu Mobile, Inc.(a)	1,201,323
386,824	GTT Communications, Inc.(a)	5,759,809
178,359	Guidewire Software, Inc.(a)	9,816,879
222,484	Imperva, Inc.(a)	11,471,275
27,840	Inovalon Holdings, Inc., Class A(a)	469,939
154,004	Inphi Corp.(a)	4,273,611
85,585	IPG Photonics Corp.(a)	6,917,836
183,342	M/A-COM Technology Solutions Holdings, Inc.(a)	7,058,667
357,767	Microsemi Corp.(a)	11,341,214
82,562	MicroStrategy, Inc., Class A(a)	14,242,771
303,360	Model N, Inc.(a)	3,306,624
196,179	Proofpoint, Inc.(a)	9,879,574
408,767	Qlik Technologies, Inc.(a)	10,235,526
221,026	Reis, Inc.	4,984,136
505,729	Sigma Designs, Inc.(a)	3,352,983
269,540	Super Micro Computer, Inc.(a)	8,026,901
235,362	Synchronoss Technologies, Inc.(a)	7,211,492
463,877	Telenav, Inc.(a)	2,671,932
		187,644,675

Utilities: 3.58%
1,284,109	8x8, Inc.(a)	16,128,409

Shares		Value (Note 2)
Utilities (continued)
2,824,405	Vonage Holdings Corp.(a)	$14,489,198
		30,617,607

	Total Common Stocks
	(Cost $890,404,536)	827,503,825

WARRANTS: 0.00%
41,894	Magnum Hunter Resources Corp., Strike Price $8.50 (Expiring 04/15/16)	0

	Total Warrants
	(Cost $0)	0

SHORT TERM INVESTMENTS: 2.17%
	Dreyfus Government Cash Management Fund - Institutional Class
18,528,653	0.173% (7-Day Yield)	18,528,653

	Total Short Term Investments
	(Cost $18,528,653)	18,528,653

Total Investments: 98.89%
(Cost $908,933,189)		846,032,478

Other Assets In Excess Of Liabilities: 1.11%		9,486,612
Net Assets: 100.00%		$855,519,090

(a)	Non-income producing security.

Investment Abbreviations:
Ltd. - Limited.
PLC - Public limited company.
REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Small Cap Value Fund
January 31, 2016 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.11%
Consumer Discretionary: 17.50%
5,648	Big Lots, Inc.	$219,029
18,403	Carriage Services, Inc.	408,363
27,648	Gray Television, Inc.(a)	363,571
19,908	Interval Leisure Group, Inc.	234,516
14,103	MDC Partners, Inc., Class A	275,573
22,081	Party City Holdco, Inc.(a)	212,640
31,432	Stoneridge, Inc.(a)	355,496
13,640	Viad Corp.	401,971
		2,471,159

Financial Services: 41.20%
9,099	Argo Group International Holdings Ltd.	517,097
64,063	Cedar Realty Trust, Inc., REIT	452,285
17,465	Corporate Office Properties Trust, REIT	389,470
10,867	CyrusOne, Inc., REIT	400,449
5,771	Eagle Bancorp, Inc.(a)	272,622
16,485	Employers Holdings, Inc.	410,641
105,242	Everi Holdings, Inc.(a)	295,730
17,102	First Financial Bancorp	273,632
17,803	First Merchants Corp.	406,976
17,295	Flushing Financial Corp.	380,490
15,548	Great Western Bancorp, Inc.	406,114
16,614	Live Oak Bancshares, Inc.	236,583
10,570	Opus Bank	348,704
20,194	Provident Financial Services, Inc.	396,610
23,659	Ramco-Gershenson Properties Trust, REIT	404,332
35,268	Real Industry, Inc.(a)	225,715
		5,817,450

Materials & Processing: 3.20%
36,128	Mercer International, Inc.	265,541
10,115	Steel Dynamics, Inc.	185,610
		451,151

Producer Durables: 11.67%
16,392	Darling Ingredients, Inc.(a)	147,364
12,682	Ducommun, Inc.(a)	187,694
8,115	EMCOR Group, Inc.	370,856
4,671	EnerSys	226,217
10,070	Generac Holdings, Inc.(a)	286,189
14,885	MasTec, Inc.(a)	229,824
3,548	Regal Beloit Corp.	199,433
		1,647,577

Technology: 17.63%
13,864	ARRIS International PLC(a)	353,116
14,057	Microsemi Corp.(a)	445,607

Shares		Value (Note 2)
Technology (continued)
4,362	NICE Systems Ltd., Sponsored ADR	$264,032
23,170	Perficient, Inc.(a)	441,388
22,688	Rudolph Technologies, Inc.(a)	290,633
5,583	Synaptics, Inc.(a)	409,290
51,972	Xcerra Corp.(a)	284,807
		2,488,873

Utilities: 6.91%
10,294	Great Plains Energy, Inc.	286,997
74,278	Vonage Holdings Corp.(a)	381,046
16,973	West Corp.	307,381
		975,424

	Total Common Stocks
	(Cost $13,526,057)	13,851,634

SHORT TERM INVESTMENTS: 1.77%
	Dreyfus Government Cash Management Fund - Institutional Class
249,807	0.173% (7-Day Yield)	249,807

	Total Short Term Investments
	(Cost $249,807)	249,807

Total Investments: 99.88%
(Cost $13,775,864)		14,101,441

Other Assets In Excess Of Liabilities: 0.12%		16,744
Net Assets: 100.00%		$14,118,185

(a)	Non-income producing security.

Investment Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Insights Fund
January 31, 2016 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 93.11%
Consumer Discretionary: 24.96%
879	AMC Networks, Inc., Class A(a)	$63,982
3,007	Brunswick Corp.	119,829
4,394	Dollar General Corp.	329,814
2,920	Foot Locker, Inc.	197,275
2,403	Harman International Industries, Inc.	178,759
8,791	Hilton Worldwide Holdings, Inc.	156,568
8,543	IMAX Corp.(a)	265,346
2,557	Jack in the Box, Inc.	198,525
1,370	L Brands, Inc.	131,726
7,054	Lions Gate Entertainment Corp.	184,462
2,472	McGraw Hill Financial, Inc.	210,169
3,388	Ross Stores, Inc.	190,609
1,482	Royal Caribbean Cruises Ltd.	121,465
1,200	Signet Jewelers Ltd.	139,200
623	Ulta Salon Cosmetics & Fragrance, Inc.(a)	112,869
2,287	Under Armour, Inc., Class A(a)	195,378
1,846	Whirlpool Corp.	248,084
		3,044,060

Consumer Staples: 5.12%
3,311	Hain Celestial Group, Inc.(a)	120,454
1,316	Mead Johnson Nutrition Co.	95,397
1,775	Monster Beverage Corp.(a)	239,679
4,483	WhiteWave Foods Co.(a)	169,233
		624,763

Energy: 2.93%
1,492	Diamondback Energy, Inc.(a)	112,721
4,513	Newfield Exploration Co.(a)	131,193
2,240	Spectra Energy Corp.	61,488
7,060	Whiting Petroleum Corp.(a)	51,891
		357,293

Financial Services: 10.30%
1,429	Affiliated Managers Group, Inc.(a)	191,757
873	Alliance Data Systems Corp.(a)	174,417
2,898	BankUnited, Inc.	97,663
5,370	Brixmor Property Group, Inc., REIT	142,949
2,391	Mid-America Apartment Communities, Inc., REIT	224,324
3,659	PacWest Bancorp	134,322
786	Signature Bank(a)	109,521
1,784	SVB Financial Group(a)	180,755
		1,255,708

Health Care: 10.30%
1,321	Acadia Healthcare Co., Inc.(a)	80,621
5,522	Akorn, Inc.(a)	143,517

Shares		Value (Note 2)
Health Care (continued)
1,715	Alnylam Pharmaceuticals, Inc.(a)	$118,232
9,182	Amicus Therapeutics, Inc.(a)	55,459
1,806	Bluebird Bio, Inc.(a)	74,696
3,681	Cepheid(a)	108,405
760	Impax Laboratories, Inc.(a)	28,477
674	Intercept Pharmaceuticals, Inc.(a)	71,599
5,705	Intrexon Corp.(a)	166,244
2,136	PTC Therapeutics, Inc.(a)	50,880
7,467	Veeva Systems, Inc., Class A(a)	179,955
2,340	WellCare Health Plans, Inc.(a)	177,793
		1,255,878

Materials & Processing: 7.47%
935	Acuity Brands, Inc.	189,272
3,320	Crown Holdings, Inc.(a)	152,321
498	Martin Marietta Materials, Inc.	62,539
6,230	Masco Corp.	164,410
1,952	PPG Industries, Inc.	185,674
1,785	Vulcan Materials Co.	157,437
		911,653

Producer Durables: 10.65%
4,170	JetBlue Airways Corp.(a)	88,862
6,496	Korn/Ferry International	200,142
2,299	Middleby Corp.(a)	207,737
666	Old Dominion Freight Line, Inc.(a)	36,517
1,191	Snap-on, Inc.	192,418
8,803	Southwest Airlines Co.	331,169
3,786	Wabtec Corp.	242,115
		1,298,960

Technology: 21.38%
2,580	Activision Blizzard, Inc.	89,836
1,224	Avago Technologies Ltd.	163,661
1,117	Cavium, Inc.(a)	64,529
1,865	Electronic Arts, Inc.(a)	120,377
1,769	EPAM Systems, Inc.(a)	132,498
206	Equinix, Inc., REIT	63,977
8,977	Fitbit, Inc., Class A(a)	149,018
1,577	Fortinet, Inc.(a)	44,377
2,042	Intuit, Inc.	195,031
1,404	IPG Photonics Corp.(a)	113,485
1,172	Lam Research Corp.	84,138
643	LinkedIn Corp., Class A(a)	127,256
14,286	ON Semiconductor Corp.(a)	122,288
1,318	Palo Alto Networks, Inc.(a)	197,028
3,986	PayPal Holdings, Inc.(a)	144,054
3,164	Proofpoint, Inc.(a)	159,339
2,616	SBA Communications Corp., Class A(a)	259,717
2,535	ServiceNow, Inc.(a)	157,702

Shares		Value (Note 2)
Technology (continued)
3,177	Skyworks Solutions, Inc.	$218,959
		2,607,270

	Total Common Stocks
	(Cost $12,464,776)	11,355,585

EXCHANGE TRADED FUNDS: 2.28%
Equity: 2.28%
3,264	iShares® Russell Mid-Cap Growth ETF	277,538

	Total Exchange Traded Funds
	(Cost $294,804)	277,538

MASTER LIMITED PARTNERSHIPS: 1.78%
Financial Services: 1.78%
6,050	Lazard Ltd., Class A	217,739

	Total Master Limited Partnerships
	(Cost $288,789)	217,739

SHORT TERM INVESTMENTS: 2.05%
	Dreyfus Government Cash Management Fund - Institutional Class
249,900	0.173% (7-Day Yield)	249,900

	Total Short Term Investments
	(Cost $249,900)	249,900

Total Investments: 99.22%
(Cost $13,298,269)		12,100,762

Other Assets In Excess Of Liabilities: 0.78%		95,599
Net Assets: 100.00%		$12,196,361

(a)	Non-income producing security.

Investment Abbreviations:
ETF - Exchange Traded Funds.
Ltd. - Limited.
REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Banking and Finance Fund
January 31, 2016 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 98.23%
Financial Services: 98.23%
Banks: Diversified: 74.65%
100,000	1st Source Corp.	$3,022,000
113,100	Alerus Financial Corp.	2,013,180
31,215	American Business Bank(a)	980,151
269,757	Ameris Bancorp	7,804,070
265,646	Bank of the Ozarks, Inc.	11,778,744
236,165	BankUnited, Inc.	7,958,760
86,400	Baylake Corp.	1,289,952
215,845	BNC Bancorp	5,011,921
180,053	Bofl Holding, Inc.(a)	3,089,709
245,409	Bridge Bancorp, Inc.	7,143,856
221,489	California Republic Bancorp(a)	6,279,213
104,914	Cardinal Financial Corp.	2,000,710
238,823	CenterState Banks, Inc.	3,388,898
85,579	CoBiz Financial, Inc.	940,513
190,470	ConnectOne Bancorp, Inc.	3,167,516
922	Consumers Bancorp, Inc.	16,209
178,354	CU Bancorp(a)	4,075,389
190,303	Customers Bancorp, Inc.(a)	4,776,605
167,748	Eagle Bancorp, Inc.(a)	7,924,416
228,773	Equity Bancshares, Inc., Class A(a)	5,033,006
86,853	Farmers National Banc Corp.	714,800
13,963	First Bank(a)	89,363
119,800	First Business Financial Services, Inc.	2,750,608
142,037	First Foundation, Inc.(a)	3,167,425
149,550	First NBC Bank Holding Co.(a)	4,694,374
85,800	First of Long Island Corp.	2,490,774
246,394	Freedom Bank of Virginia(a)	1,946,513
24,096	FVC Bankcorp, Inc.(a)	412,162
236,262	Great Western Bancorp, Inc.	6,171,163
22,506	Guaranty Bancorp	354,695
53,352	Heartland Financial USA, Inc.	1,597,892
229,896	Home BancShares, Inc.	8,899,274
16,003	HopFed Bancorp, Inc.	183,554
114,296	Howard Bancorp, Inc.(a)	1,469,847
15,250	Independent Bank Corp.	697,078
50,000	Independent Bank Corporation	757,000
67,294	Investors Bancorp, Inc.	786,667
54,120	John Marshall Bank(a)	909,216
220,060	Live Oak Bancshares, Inc.	3,133,654
44,420	MainSource Financial Group, Inc.	985,236
141,177	MainStreet Bank(a)	1,708,242
259,003	Malvern Bancorp, Inc.(a)	4,348,660
87,881	Mercantile Bank Corp.	1,964,140
45,870	Meridian Bancorp, Inc.	644,474
120,788	Meta Financial Group, Inc.	5,237,368
239,209	National Commerce Corp.(a)	5,501,807
224	Oak Valley Bancorp	2,097

		Value
Shares		(Note 2)
Banks: Diversified (continued)
87,388	Old Line Bancshares, Inc.	$1,524,047
138,001	Opus Bank	4,552,653
60,410	Pacific Mercantile Bancorp(a)	421,662
169,325	Pacific Premier Bancorp, Inc.(a)	3,476,242
212,422	PacWest Bancorp	7,798,012
133,412	Pinnacle Financial Partners, Inc.	6,650,588
271,170	PrivateBancorp, Inc.	10,204,127
30,000	QCR Holdings, Inc.	688,800
129,715	Renasant Corp.	4,118,451
750	RidgerStone Financial Services	15,900
481,505	Royal Bancshares of Pennsylvania, Inc., Class A(a)	996,715
128,065	ServisFirst Bancshares, Inc.	5,131,565
79,192	Signature Bank(a)	11,034,613
66,236	Simmons First National Corp., Class A	2,934,917
46,032	Southern First Bancshares, Inc.(a)	1,042,625
20,598	Southern National Bancorp of Virginia, Inc.	269,628
39,735	Sun Bancorp, Inc.(a)	833,640
102,878	SVB Financial Group(a)	10,423,599
54,500	United Community Financial Corp.	334,085
187,675	WashingtonFirst Bankshares, Inc.	3,988,094
104,320	Webster Financial Corp.	3,460,294
106,242	West Town Bancorp, Inc.(a)	1,992,038
233,144	Western Alliance Bancorp(a)	7,595,832
212,524	Yadkin Financial Corp.	4,939,058
		243,740,086

Banks: Savings, Thrift & Mortgage Lending: 7.95%
225,594	Atlantic Coast Financial Corp.(a)	1,252,047
170,950	Avenue Financial Holdings, Inc.(a)	3,289,078
157,210	First Choice Bank(a)	2,476,057
119,500	First Resource Bank	755,240
82,750	Flushing Financial Corp.	1,820,500
103,401	Heritage Financial Corp.	1,872,592
11,680	Home Bancorp, Inc.	297,957
18,520	Home Federal Bancorp, Inc.	407,440
36,429	Mackinac Financial Corp.	382,504
182,919	OceanFirst Financial Corp.	3,241,325
235,753	Sterling Bancorp	3,703,680
49,746	Sunshine Bancorp, Inc.(a)	710,373
30,890	Sussex Bancorp	395,392
184,016	WSFS Financial Corp.	5,347,505
		25,951,690

Commercial Banks: 3.79%
51,998	Atlantic Capital Bancshares, Inc.(a)	694,174
15,000	County Bancorp, Inc.	286,650
146,082	Franklin Financial Network, Inc.(a)	4,064,001
107,712	Investar Holding Corp.	1,678,153
62,200	Seacoast Commerce Banc Holdings(a)	970,320
129,815	Stonegate Bank	4,111,241

		Value
Shares		(Note 2)
Commercial Banks (continued)
39,610	Triumph Bancorp, Inc.(a)	$559,689
		12,364,228

Commercial Finance & Mortgage Companies: 0.95%
197,790	Marlin Business Services Corp.	3,099,369

Consumer Lending: 1.47%
65,204	LendingTree, Inc.(a)	4,804,883

Diversified Financial Services: 3.34%
191,017	FCB Financial Holdings, Inc., Class A(a)	6,421,992
14,430	Greenhill & Co., Inc.	343,145
147,723	MidWestOne Financial Group, Inc.	4,158,402
		10,923,539

Financial Data & Services: 0.05%
5,000	Black Knight Financial Services, Inc., Class A(a)	150,850

Insurance: 0.52%
50,000	James River Group Holdings Ltd.	1,696,000

Insurance: Property-Casualty: 2.63%
74,570	AmTrust Financial Services, Inc.	4,264,658
30,000	Atlas Financial Holdings, Inc.(a)	522,600
300,594	Conifer Holdings, Inc.(a)	2,317,580
40,000	Federated National Holdings Co.	989,600
31,441	United Insurance Holdings Corp.	488,279
		8,582,717

Real Estate Investment Trusts (REITs): 1.50%
45,360	American Campus Communities, Inc., REIT	1,914,192
71,710	American Farmland Co., REIT	418,069
49,360	Education Realty Trust, Inc., REIT	1,928,989
92,800	Independence Realty Trust, Inc., REIT	631,968
		4,893,218

Real Estate Management & Development: 0.13%
18,140	Marcus & Millichap, Inc.(a)	428,829

Securities Brokerage & Services: 1.25%
179,996	Virtu Financial, Inc., Class A	4,085,909

	Total Common Stocks
	(Cost $293,500,369)	320,721,318

SHORT TERM INVESTMENTS: 0.66%
	Dreyfus Government Cash Management Fund - Institutional Class
2,161,881	0.173% (7-Day Yield)	$2,161,881

	Total Short Term Investments
	(Cost $2,161,881)	2,161,881

Total Investments: 98.89%
(Cost $295,662,250)		322,883,199

Other Assets In Excess Of Liabilities: 1.11%		3,619,490
Net Assets: 100.00%		$326,502,689

(a)	Non-income producing security.

Investment Abbreviations:
Ltd. - Limited.
REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of January 31, 2016, the Trust had 33 registered funds. This quarterly report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). The Emerald Growth Fund and Emerald Insights Fund seeks to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks to achieve long-term capital appreciation.  The Emerald Banking and Finance Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of schedule of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the schedule of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their schedule of investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2016 (Unaudited)

The following is a summary of each input used to value the Funds as of January 31, 2016:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$827,503,825	$–	$–	$827,503,825
Warrants	–	0	–	0
Short Term Investments	18,528,653	–	–	18,528,653
TOTAL	$846,032,478	$0	$–	$846,032,478

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$13,851,634	$–	$–	$13,851,634
Short Term Investments	249,807	–	–	249,807
TOTAL	$14,101,441	$–	$–	$14,101,441

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$11,355,585	$–	$–	$11,355,585
Exchange Traded Funds(a)	277,538	–	–	277,538
Master Limited Partnerships(a)	217,739	–	–	217,739
Short Term Investments	249,900	–	–	249,900
TOTAL	$12,100,762	$–	$–	$12,100,762

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks(a)	$320,721,318	$–	$–	$320,721,318
Short Term Investments	2,161,881	–	–	2,161,881
TOTAL	$322,883,199	$–	$–	$322,883,199

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. Transfers between Level 1 and Level 2 as of January 31, 2016 were due to the Fund being able to obtain a closing market price.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2016 (Unaudited)

Security amounts in the Funds that were transferred into and out of levels 1 and 2 at January 31, 2016 were as follows:

	Level 1		Level 2
Emerald Growth Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$2,466,450	$-	$-	$(2,466,450)
Total	$2,466,450	$-	$-	$(2,466,450)

	Level 1		Level 2
Emerald Banking and Finance Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$8,983,815	$-	$-	$(8,983,815)
Total	$8,983,815	$-	$-	$(8,983,815)

For the period ended January 31, 2016, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2016 the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Emerald Growth Fund	$61,817,343	$(128,299,403)	$(66,482,060)	$912,514,538
Emerald Small Cap Value Fund	1,692,135	(1,444,448)	247,687	13,853,754
Emerald Insights Fund	363,857	(1,712,672)	(1,348,815)	13,449,577
Emerald Banking and Finance Fund	44,790,175	(17,787,511)	27,002,664	295,880,535

3. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Funds are currently evaluating the impact ASU 2015-07 will have on the Funds’ financial statements and disclosures.

Grandeur Peak Emerging Markets Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (90.48%)
Bangladesh (1.00%)
Islami Bank Bangladesh, Ltd.	5,158,765	$1,716,191
Olympic Industries, Ltd.	497,660	1,675,888
		3,392,079

Brazil (3.28%)
CETIP SA - Mercados Organizados	328,474	3,140,368
FPC Par Corretora de Seguros SA	407,400	1,028,736
Localiza Rent a Car SA	141,900	778,006
M Dias Branco SA	133,500	1,936,181
Mills Estruturas e Servicos de Engenharia SA(a)	294,300	183,211
Odontoprev SA	750,200	1,894,350
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	217,600	2,169,580
		11,130,432

Britain (0.46%)
Georgia Healthcare Group PLC(a)(b)(c)	627,100	1,553,668

China (11.53%)
51job, Inc., ADR(a)	44,750	1,245,392
Airtac International Group	230,500	1,098,402
BBI Life Sciences Corp.(c)	7,537,000	1,660,103
China Lesso Group Holdings, Ltd.	2,464,000	1,340,991
China Medical System Holdings, Ltd.	5,747,000	6,756,200
China South City Holdings, Ltd.	9,345,000	1,761,956
Dongpeng Holdings Co., Ltd.	4,444,000	1,958,236
Essex Bio-technology, Ltd.	2,601,000	1,271,487
Far East Horizon, Ltd.	3,446,500	2,655,527
Le Saunda Holdings, Ltd.	2,341,400	456,180
Man Wah Holdings, Ltd.	7,797,400	8,472,765
Minth Group, Ltd.	1,238,000	2,266,280
Noah Holdings, Ltd., Sponsored ADR(a)	76,189	1,951,200
O2Micro International, Ltd., ADR(a)	542,425	737,698
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,846,000	1,190,310
Shanghai Haohai Biological Technology Co., Ltd., Class H(a)(b)(c)	270,900	1,612,746

		Value
	Shares	(Note 2)
China (continued)
Sihuan Pharmaceutical Holdings Group, Ltd.(d)	2,563,000	$533,626
Technovator International, Ltd.(a)	97,000	43,833
Vitasoy International Holdings, Ltd.	881,900	1,667,548
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	1,188,500	431,576
		39,112,056

Colombia (2.50%)
Bolsa de Valores de Colombia	384,090,414	1,954,093
Gran Tierra Energy, Inc.(a)	1,334,625	3,056,291
Parex Resources, Inc.(a)	526,831	3,471,090
		8,481,474

Egypt (0.35%)
Integrated Diagnostics Holdings PLC(a)(b)(c)	251,500	1,199,655

Georgia (1.32%)
BGEO Group PLC	177,097	4,483,834

Greece (0.52%)
Sarantis SA	223,934	1,758,761

Hong Kong (3.56%)
International Housewares Retail Co., Ltd.	8,196,000	1,057,191
Samsonite International SA	388,000	1,005,722
Sinosoft Technology Group, Ltd.	3,852,000	1,780,224
Value Partners Group, Ltd.	9,047,800	8,230,981
		12,074,118

India (15.23%)
AIA Engineering, Ltd.	81,250	986,960
Ajanta Pharma, Ltd.	54,230	1,023,357
Alkem Laboratories, Ltd.(a)	221,378	4,431,637
Allcargo Logistics, Ltd.	513,000	1,426,585
Bajaj Finance, Ltd.	19,600	1,717,836
City Union Bank, Ltd.	1,189,500	1,404,975
Credit Analysis & Research, Ltd.	94,990	1,693,454
Cyient, Ltd.	411,095	2,663,406
Dewan Housing Finance Corp., Ltd.	1,202,000	3,282,317
Dr. Lal PathLabs, Ltd.(a)(b)(c)	7,068	80,616
Eros International Media, Ltd.(a)	310,000	779,925
Hinduja Global Solutions, Ltd.	194,500	1,353,395
IFGL Refractories, Ltd.	359,956	462,269

		Value
	Shares	(Note 2)
India (continued)
Indiabulls Housing Finance, Ltd.	294,000	$3,083,904
Infinite Computer Solutions India, Ltd.(a)	480,000	1,573,001
Jammu & Kashmir Bank, Ltd.	1,858,199	1,964,877
Kolte-Patil Developers, Ltd.	1,265,909	1,985,009
Kovai Medical Center and Hospital	60,337	768,907
KPIT Technologies, Ltd.	999,780	2,123,165
MBL Infrastructures, Ltd.	706,000	1,699,297
MT Educare, Ltd.	731,731	1,784,793
PC Jeweller, Ltd.	108,500	669,469
PI Industries, Ltd.	67,675	652,685
Poly Medicure, Ltd.	91,722	444,896
Somany Ceramics, Ltd.	80,760	436,713
Supreme Industries, Ltd.	5,000	54,791
Time Technoplast, Ltd.	4,012,600	3,143,932
UFO Moviez India, Ltd.(a)	113,382	862,599
Vaibhav Global, Ltd.(a)	251,319	1,429,550
Vardhman Textiles, Ltd.	111,719	1,300,650
Vesuvius India, Ltd.	171,200	1,846,496
WNS Holdings, Ltd., ADR(a)	158,450	4,545,930
		51,677,396

Indonesia (6.02%)
Arwana Citramulia Tbk PT	30,895,200	1,093,768
Astra Graphia Tbk PT	8,442,500	1,049,213
Bank Negara Indonesia Persero Tbk PT	13,845,000	4,992,314
Bank Tabungan Pensiunan Nasional Tbk PT(a)	4,985,000	780,691
Bekasi Fajar Industrial Estate Tbk PT	56,350,600	990,309
Express Transindo Utama Tbk PT(a)	9,051,500	58,466
Lippo Cikarang Tbk PT(a)	2,916,500	1,292,143
Panin Sekuritas Tbk PT	7,155,500	1,870,157
Petra Foods, Ltd.	866,400	1,406,078
Selamat Sempurna Tbk PT	10,365,600	3,220,673
Tempo Scan Pacific Tbk PT	17,950,700	2,300,024
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	5,042,900	1,359,207
		20,413,043

Luxembourg (0.29%)
Globant SA(a)	32,687	994,338

Malaysia (3.86%)
7-Eleven Malaysia Holdings Bhd	3,440,000	1,241,877
AEON Credit Service M Bhd	631,100	1,666,832
Berjaya Auto Bhd	3,821,600	2,001,321
Berjaya Food Bhd	1,724,084	850,631
CB Industrial Product Holding Bhd	3,838,800	1,860,903
		Value
	Shares	(Note 2)
Malaysia (continued)
GHL Systems Bhd(a)	717,700	$133,899
My EG Services Bhd	5,041,600	2,786,326
Nirvana Asia, Ltd.(b)(c)	5,280,000	1,496,137
Uzma Bhd(a)	2,521,300	1,077,898
		13,115,824

Mexico (1.88%)
Banregio Grupo Financiero SAB de CV	367,200	1,729,334
Credito Real SAB de CV SOFOM ER	2,206,651	4,647,438
		6,376,772

Oman (0.22%)
Al Anwar Ceramic Tiles Co.	1,015,026	738,488

Philippines (5.68%)
Concepcion Industrial Corp.	3,372,660	2,831,194
Metropolitan Bank & Trust Co.	957,990	1,431,429
Pepsi-Cola Products Philippines, Inc.	42,513,000	2,645,435
Puregold Price Club, Inc.	5,289,100	3,662,966
Robinsons Land Corp.	3,948,600	2,080,486
Robinsons Retail Holdings, Inc.	1,415,000	1,762,834
Security Bank Corp.	1,623,600	4,852,796
		19,267,140

Poland (1.19%)
KRUK SA	45,628	1,829,079
Wawel SA	3,914	959,337
Work Service SA	432,107	1,265,935
		4,054,351

Russia (0.24%)
MD Medical Group Investments PLC, GDR(c)	218,300	829,540

South Africa (5.98%)
ARB Holdings, Ltd.	1,134,108	356,969
Blue Label Telecoms, Ltd.	5,345,623	4,129,038
Cartrack Holdings, Ltd.	2,627,200	1,612,515
Clicks Group, Ltd.	305,400	1,672,895
Comair, Ltd.	6,720,142	1,040,251
EOH Holdings, Ltd.	213,724	1,812,396
Interwaste Holdings, Ltd.(a)	15,918,682	1,113,754
Invicta Holdings, Ltd.	320,282	816,570
Italtile, Ltd.	1,502,579	1,078,321
MiX Telematics, Ltd., Sponsored ADR	218,036	850,340
OneLogix Group, Ltd.	2,142,622	432,454
Super Group, Ltd.(a)	771,280	1,893,576

		Value
	Shares	(Note 2)
South Africa (continued)
Transaction Capital, Ltd.	5,046,140	$3,487,929
		20,297,008

South Korea (6.03%)
DGB Financial Group, Inc.(a)	317,000	2,371,412
Hy-Lok Corp.	158,743	3,548,014
Interpark Holdings Corp.	249,000	2,257,169
ISC Co., Ltd.	165,357	3,277,507
Koh Young Technology, Inc.	41,244	1,263,512
Kolao Holdings	181,000	1,506,590
LF Corp.(a)	45,760	993,105
Solueta Co., Ltd.(a)	144,000	889,721
TechWing, Inc.	88,500	646,522
Vitzrocell Co., Ltd.	317,087	2,903,134
Wins Co., Ltd.	102,412	798,974
		20,455,660

Spain (0.34%)
Atento SA(a)	122,125	1,158,966

Sri Lanka (2.28%)
Hatton National Bank PLC	986,400	1,349,870
Hemas Holdings PLC	3,571,426	2,105,946
Lanka Hospital Corp. PLC	1,640,200	627,546
Royal Ceramics Lanka PLC	3,593,775	2,588,715
Sampath Bank PLC	640,486	1,063,691
		7,735,768

Taiwan (12.14%)
ASPEED Technology, Inc.	222,929	2,248,921
Chipbond Technology Corp.	578,000	819,648
Cub Elecparts, Inc.	143,002	1,644,159
Dr. Wu Skincare Co., Ltd.	178,000	1,483,395
I Yuan Precision Ind. Co., Ltd.	186,000	681,323
Materials Analysis Technology, Inc.	1,090,000	1,952,412
Novatek Microelectronics Corp.	610,000	2,557,354
On-Bright Electronics, Inc.	316,900	2,281,099
Pacific Hospital Supply Co., Ltd.	599,000	1,501,550
Polytronics Technology Corp.	646,000	1,200,530
Richtek Technology Corp.	132,486	766,355
Silergy Corp.	295,422	3,758,910
Sinmag Equipment Corp.	891,133	2,406,802
Sitronix Technology Corp.	1,275,000	3,785,502
Solidwizard Technology Co., Ltd.	588,000	1,621,194
Sporton International, Inc.	789,534	4,752,867
Test Research, Inc.	1,990,000	2,733,308
Topoint Technology Co., Ltd.	1,391,000	905,623
TSC Auto ID Technology Co., Ltd.	133,400	1,140,974

		Value
	Shares	(Note 2)
Taiwan (continued)
UDE Corp.	1,920,000	$1,775,062
Voltronic Power Technology Corp.	75,425	1,173,364
		41,190,352

Thailand (1.25%)
Ananda Development PCL	23,981,000	2,335,434
Jubilee Enterprise PCL	1,255,200	628,786
Premier Marketing PCL	4,566,900	1,293,012
		4,257,232

Turkey (1.34%)
Albaraka Turk Katilim Bankasi AS	2,072,290	1,010,266
EGE Seramik Sanayi ve Ticaret AS	1,167,186	1,659,951
Is Girisim Sermayesi Yatirim Ortakligi AS	904,559	471,316
Pinar SUT Mamulleri Sanayii AS	283,846	1,412,743
		4,554,276

United Arab Emirates (0.19%)
Aramex PJSC	815,015	636,878

United States (0.56%)
First Cash Financial Services, Inc.(a)	53,650	1,904,575

Vietnam (1.24%)
DHG Pharmaceutical JSC	45,000	133,746
PetroVietnam Drilling and Well Services JSC	1,092,500	1,144,594
Vietnam Dairy Products JSC	389,589	2,038,209
Vietnam Sun Corp.	673,486	889,092
		4,205,641

TOTAL COMMON STOCKS
(Cost $359,617,242)		307,049,325

PREFERRED STOCKS (0.68%)
Brazil (0.68%)
Banco ABC Brasil SA	417,716	840,696
Banco Daycoval SA	662,137	1,448,497
		2,289,193

TOTAL PREFERRED STOCKS
(Cost $4,323,210)		2,289,193

		Value
	Shares	(Note 2)
EXCHANGE-TRADED FUNDS (0.63%)
United States (0.63%)
Market Vectors Vietnam ETF	152,831	$2,133,521
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,755,093)		2,133,521

TOTAL INVESTMENTS (91.79%)
(Cost $366,695,545)		$311,472,039

Other Assets In Excess Of Liabilities (8.21%)		27,870,354

NET ASSETS (100.00%)		$339,342,393

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2016, these securities had a total aggregate market value of $6,374,398, representing 1.88% of net assets.

(c)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2016, the aggregate market value of those securities was $8,864,041, representing 2.61% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

Common Abbreviations:
ADR - American Depositary Receipt.
AS - Anonim Sirketi is the Turkish term for joint stock company.
Bhd - Berhad is the Malaysian term for public limited company.
ER - Regulated Entity.
ETF - Exchange Traded Fund.
GDR - Global Depositary Receipt.
JSC - Joint Stock Company.
Ltd. - Limited.
PCL - Public Company Limited.
PJSC - Public Joint Stock Company.
PLC - Public Limited Company.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV - A variable capital company.
SOFOM - Sociedad financiera de objeto multiple is the Spanish term for a multiple purpose financial institution.
Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Micro Cap Fund
PORTFOLIO OF INVESTMENTS
January 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (89.88%)
Australia (3.40%)
AUB Group, Ltd.	23,200	$140,882
Beacon Lighting Group, Ltd.	79,100	111,993
CTI Logistics, Ltd.	158,141	119,759
Greencross, Ltd.	42,500	218,066
LifeHealthcare Group, Ltd.	69,700	142,687
Lycopodium, Ltd.	121,926	98,374
Medical Developments International, Ltd.(a)	18,000	50,220
Reject Shop, Ltd.	9,908	73,942
		955,923

Brazil (0.55%)
FPC Par Corretora de Seguros SA	61,700	155,800

Britain (6.15%)
AB Dynamics PLC	41,900	177,916
Alliance Pharma PLC	170,700	121,007
Arrow Global Group PLC	44,700	143,369
Bioventix PLC	7,799	129,163
City of London Investment Group PLC	18,400	78,917
dotdigital group PLC	215,000	154,164
Georgia Healthcare Group PLC(a)(b)(c)	38,300	94,890
IDOX PLC	92,000	67,184
On the Beach Group PLC(a)(b)(c)	27,500	118,646
Oxford Immunotec Global PLC(a)	42,225	490,655
Sanne Group PLC	17,913	95,009
Sprue Aegis PLC	14,100	57,260
		1,728,180

Canada (3.40%)
Biosyent, Inc.(a)	32,393	155,387
Cipher Pharmaceuticals, Inc.(a)	121,600	502,580
Delphi Energy Corp.(a)	133,000	74,052
DIRTT Environmental Solutions(a)	23,000	105,404
Halogen Software, Inc.(a)	8,900	43,836
Sandvine Corp.	29,900	74,275
		955,534

China (1.91%)
BBI Life Sciences Corp.(c)	579,000	127,531
Dongpeng Holdings Co., Ltd.	199,000	87,689
Essex Bio-technology, Ltd.	146,000	71,371
Le Saunda Holdings, Ltd.	313,000	60,983

		Value
	Shares	(Note 2)
China (continued)
O2Micro International, Ltd., ADR(a)	96,300	$130,968
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	158,000	57,374
		535,916

Colombia (0.97%)
Bolsa de Valores de Colombia	20,370,422	103,636
Gran Tierra Energy, Inc.(a)	74,450	170,491
		274,127

France (5.91%)
1000mercis	1,800	73,045
ARGAN SA, REIT	6,299	148,075
Esker SA	6,700	210,485
Infotel SA	9,000	281,084
Medicrea International(a)	16,100	100,321
MGI Digital Graphic Technology(a)	4,300	128,566
Neurones	7,600	139,962
SoluCom	4,500	330,417
Tessi SA	700	101,732
Thermador Groupe	1,550	145,474
		1,659,161

Georgia (0.33%)
TBC Bank JSC, GDR(c)	10,300	92,700

Germany (1.46%)
First Sensor AG(a)	11,700	138,470
Nexus AG	4,500	85,250
Softing AG	15,835	185,926
		409,646

Greece (0.49%)
Sarantis SA	17,478	137,271

Greenland (0.51%)
GronlandsBANKEN A/S	1,552	143,733

Hong Kong (0.47%)
International Housewares Retail Co., Ltd.	1,026,000	132,342

India (6.61%)
City Union Bank, Ltd.	117,500	138,785
Credit Analysis & Research, Ltd.	4,500	80,225
Eros International Media, Ltd.(a)	40,000	100,635
Igarashi Motors India, Ltd.	15,500	134,110
Jammu & Kashmir Bank, Ltd.	127,200	134,502
Kolte-Patil Developers, Ltd.	96,578	151,439

		Value
	Shares	(Note 2)
India (continued)
Kovai Medical Center and Hospital	21,967	$279,937
MBL Infrastructures, Ltd.	46,500	111,923
MT Educare, Ltd.	40,000	97,566
Poly Medicure, Ltd.	3,155	15,303
Somany Ceramics, Ltd.	13,033	70,476
Tata Investment Corp., Ltd.	18,400	136,933
Time Technoplast, Ltd.	328,000	256,993
UFO Moviez India, Ltd.(a)	7,375	56,108
Vesuvius India, Ltd.	8,570	92,433
		1,857,368

Indonesia (2.35%)
Arwana Citramulia Tbk PT	1,672,600	59,214
Astra Graphia Tbk PT	1,179,700	146,610
Bekasi Fajar Industrial Estate Tbk PT	2,910,700	51,153
BFI Finance Indonesia Tbk PT	746,000	139,046
Lippo Cikarang Tbk PT(a)	102,300	45,324
Panin Sekuritas Tbk PT	272,700	71,273
Selamat Sempurna Tbk PT	473,600	147,151
		659,771

Ireland (1.03%)
Irish Residential Properties PLC, REIT	241,800	289,505

Israel (0.64%)
Hamlet Israel-Canada, Ltd.(a)	4,500	29,267
Silicom, Ltd.	5,250	151,042
		180,309

Japan (13.99%)
AIT Corp.	18,900	169,998
Amiyaki Tei Co., Ltd.	4,400	172,399
Anest Iwata Corp.	31,100	245,021
AP Company Co., Ltd.(a)	9,500	109,127
ARCLAND SERVICE Co., Ltd.	3,000	70,603
Central Automotive Products, Ltd.	13,000	95,015
CMIC Holdings Co., Ltd.	17,300	205,385
eGuarantee, Inc.	7,500	156,990
Future Architect, Inc.	47,700	313,398
GCA Savvian Corp.	30,600	280,648
Hard Off Corp. Co., Ltd.	42,100	533,369
JCU Corp.	3,300	106,700
M&A Capital Partners Co., Ltd.(a)	20,200	272,423
Monogatari Corp.	1,300	55,498
Naigai Trans Line, Ltd.	11,000	96,674
Prestige International, Inc.	25,200	246,073
Quick Co., Ltd.	13,000	99,719
Syuppin Co., Ltd.	50,900	540,136

		Value
	Shares	(Note 2)
Japan (continued)
Trancom Co., Ltd.	2,700	$161,283
		3,930,459

Malaysia (0.46%)
AEON Credit Service M Bhd	11,000	29,052
Berjaya Food Bhd	201,300	99,318
		128,370

Norway (2.16%)
Medistim ASA	25,862	160,118
Multiconsult ASA(a)(b)(c)	19,400	223,510
Skandiabanken ASA(a)(b)(c)	30,200	148,885
Zalaris ASA	19,500	74,435
		606,948

Philippines (0.65%)
Concepcion Industrial Corp.	97,900	82,182
Pepsi-Cola Products Philippines, Inc.	1,624,000	101,056
		183,238

Singapore (1.18%)
CSE Global, Ltd.	171,600	53,074
Riverstone Holdings, Ltd.	372,800	278,024
		331,098

South Africa (1.76%)
ARB Holdings, Ltd.	232,743	73,258
Cartrack Holdings, Ltd.	178,400	109,498
Interwaste Holdings, Ltd.(a)	800,000	55,972
MiX Telematics, Ltd., Sponsored ADR	23,575	91,942
OneLogix Group, Ltd.	155,000	31,284
Transaction Capital, Ltd.	191,900	132,643
		494,597

South Korea (2.43%)
Hy-Lok Corp.	10,550	235,800
ISC Co., Ltd.	11,155	221,101
Koh Young Technology, Inc.	3,250	99,564
Vitzrocell Co., Ltd.	7,700	70,498
Wins Co., Ltd.	7,100	55,391
		682,354

Sri Lanka (1.15%)
Royal Ceramics Lanka PLC	267,000	192,329
Sampath Bank PLC	78,300	130,037
		322,366

Sweden (4.34%)
Bufab Holding AB	27,400	176,015
HIQ International AB	25,200	146,524
Moberg Pharma AB(a)	32,600	222,108
Odd Molly International AB	34,826	160,256
Opus Group AB	205,900	137,571

		Value
	Shares	(Note 2)
Sweden (continued)
Tethys Oil AB	16,900	$116,225
Vitec Software Group AB, Class B	35,500	260,544
		1,219,243

Taiwan (6.51%)
ASPEED Technology, Inc.	16,000	161,409
Dr. Wu Skincare Co., Ltd.	29,400	245,010
I Yuan Precision Ind. Co., Ltd.	29,000	106,228
Materials Analysis Technology, Inc.	57,000	102,099
On-Bright Electronics, Inc.	39,000	280,729
Pacific Hospital Supply Co., Ltd.	65,000	162,940
Sinmag Equipment Corp.	25,000	67,521
Sitronix Technology Corp.	73,000	216,738
Sporton International, Inc.	24,000	144,476
TSC Auto ID Technology Co., Ltd.	13,000	111,189
Tung Thih Electronic Co., Ltd.	12,000	135,763
UDE Corp.	103,000	95,225
		1,829,327

Thailand (1.62%)
Ananda Development PCL	3,897,000	379,517
Premier Marketing PCL	263,000	74,462
		453,979

Turkey (1.25%)
EGE Seramik Sanayi ve Ticaret AS	157,900	224,563
Pinar SUT Mamulleri Sanayii AS	25,500	126,917
		351,480

United States (15.45%)
Alliance Fiber Optic Products, Inc.(a)	7,300	104,901
Aratana Therapeutics, Inc.(a)	36,475	122,921
Atlas Financial Holdings, Inc.(a)	7,600	132,392
Bank of Marin Bancorp	2,575	138,998
BioDelivery Sciences International, Inc.(a)	32,550	131,827
Chase Corp.	1,900	87,305
CRA International, Inc.(a)	3,325	61,945
Diamond Hill Investment Group, Inc.	900	152,145
Duluth Holdings, Inc.(a)	7,050	116,395
Enphase Energy, Inc.(a)	36,291	88,187
Entellus Medical, Inc.(a)	6,900	114,954
Escalade, Inc.	16,475	199,348
Evolution Petroleum Corp.	25,150	117,199

		Value
	Shares	(Note 2)
United States (continued)
FormFactor, Inc.(a)	12,650	$105,122
Health Insurance Innovations, Inc., Class A(a)	12,886	76,543
Hennessy Advisors, Inc.	3,109	87,176
Hibbett Sports, Inc.(a)	4,920	158,227
Hingham Institution for Savings	1,215	149,457
Inphi Corp.(a)	5,600	155,400
K2M Group Holdings, Inc.(a)	6,875	97,694
LGI Homes, Inc.(a)	4,725	103,761
Malibu Boats, Inc., Class A(a)	18,575	242,775
Manitex International, Inc.(a)	16,775	85,553
Mastech Holdings, Inc.(a)	13,200	88,308
MCBC Holdings, Inc.(a)	10,875	137,243
Misonix, Inc.(a)	16,350	125,568
OTC Markets Group, Inc., Class A	9,400	150,306
Reis, Inc.	4,375	98,656
Resources Connection, Inc.	7,110	107,432
Sportsman's Warehouse Holdings, Inc.(a)	18,785	246,271
STAAR Surgical Co.(a)	15,175	99,093
Transcat, Inc.(a)	15,166	148,020
Trecora Resources(a)	6,575	69,169
Veracyte, Inc.(a)	37,100	240,408
		4,340,699

Vietnam (0.75%)
Binh Minh Plastics JSC	20,000	109,141
Traphaco JSC	27,000	100,616
		209,757

TOTAL COMMON STOCKS
(Cost $26,549,767)		25,251,201

TOTAL INVESTMENTS (89.88%)
(Cost $26,549,767)		$25,251,201

Other Assets In Excess Of Liabilities (10.12%)		2,841,770

NET ASSETS (100.00%)		$28,092,971

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2016, these securities had a total aggregate market value of $643,305, representing 2.29% of net assets.

(c)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2016, the aggregate market value of those securities was $863,536, representing 3.07% of net assets.

Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S - Aktieselskab is the Danish term for a stock-based corporation.
AS - Anonim Sirketi is the Turkish term for joint stock company.
ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.
Bhd - Berhad is the Malaysian term for public limited company.
GDR - Global Depositary Receipt.
JSC - Joint Stock Company.
Ltd. - Limited.
PCL - Public Company Limited.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.41%)
Australia (1.23%)
Countplus, Ltd.	163,197	$95,111
CTI Logistics, Ltd.	1,502,587	1,137,898
Magellan Financial Group, Ltd.	250,164	4,100,672
Reject Shop, Ltd.	253,278	1,890,174
		7,223,855

Austria (1.30%)
Palfinger AG	265,966	7,590,915

Belgium (1.30%)
Melexis NV	151,235	7,600,396

Brazil (1.39%)
CETIP SA - Mercados Organizados	399,871	3,822,958
FPC Par Corretora de Seguros SA	440,200	1,111,561
M Dias Branco SA	62,700	909,352
Tegma Gestao Logistica	385,700	315,325
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	196,100	1,955,215
		8,114,411

Britain (6.47%)
Abcam PLC	313,453	2,898,023
Alliance Pharma PLC	1,440,700	1,021,294
Cambian Group PLC	526,879	876,716
Clinigen Group PLC	1,397,376	12,612,228
Diploma PLC	169,900	1,627,502
EMIS Group PLC	378,117	5,284,207
On the Beach Group PLC(a)(b)(c)	339,900	1,466,462
Oxford Immunotec Global PLC(a)	202,280	2,350,494
RPS Group PLC	1,768,639	4,623,987
Sanne Group PLC	420,950	2,232,691
Ultra Electronics Holdings PLC	107,250	2,918,054
		37,911,658

Canada (2.17%)
Biosyent, Inc.(a)	157,600	755,994
Cipher Pharmaceuticals, Inc.(a)	710,800	2,937,777
DIRTT Environmental Solutions(a)	44,500	203,933
Halogen Software, Inc.(a)	66,700	328,525
Home Capital Group, Inc.	130,928	2,687,907

		Value
	Shares	(Note 2)
Canada (continued)
Richelieu Hardware, Ltd.	73,555	$3,551,474
Stantec, Inc.	93,228	2,271,971
		12,737,581

Chile (0.22%)
Banco de Chile	12,411,000	1,278,156

China (5.31%)
BBI Life Sciences Corp.(c)	8,235,500	1,813,954
China Medical System Holdings, Ltd.	3,568,000	4,194,558
Dongpeng Holdings Co., Ltd.	5,533,000	2,438,101
Le Saunda Holdings, Ltd.	2,684,920	523,109
Man Wah Holdings, Ltd.	13,380,800	14,539,767
Noah Holdings, Ltd., Sponsored ADR(a)	73,275	1,876,573
O2Micro International, Ltd., ADR(a)	905,240	1,231,126
Sihuan Pharmaceutical Holdings Group, Ltd.(d)	4,043,000	841,767
Tao Heung Holdings, Ltd.	536,300	137,162
Tsui Wah Holdings, Ltd.	2,811,400	523,993
Vitasoy International Holdings, Ltd.	1,135,483	2,147,037
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	2,313,000	839,912
		31,107,059

Colombia (1.14%)
Gran Tierra Energy, Inc.(a)	1,445,325	3,309,794
Parex Resources, Inc.(a)	507,300	3,342,408
		6,652,202

Egypt (0.11%)
Integrated Diagnostics Holdings PLC(a)(b)(c)	131,600	627,732

France (2.01%)
Alten SA	17,853	1,004,907
Esker SA	30,047	943,948
Infotel SA	34,520	1,078,113
Medicrea International(a)	167,370	1,042,899
MGI Digital Graphic Technology(a)	44,650	1,334,994
Neurones	45,508	838,080
SoluCom	40,021	2,938,586
Tessi SA	8,200	1,191,717
Thermador Groupe	14,678	1,377,595
		11,750,839

Georgia (0.75%)
BGEO Group PLC	172,400	4,364,913

		Value
	Shares	(Note 2)
Germany (2.49%)
Aroundtown Property Holdings PLC(a)	387,100	$1,710,930
Nexus AG	124,992	2,367,901
Norma Group SE	43,068	2,157,418
PATRIZIA Immobilien AG(a)	154,722	3,955,787
Softing AG	102,054	1,198,264
Wirecard AG	62,585	3,164,977
		14,555,277

Hong Kong (1.39%)
International Housewares Retail Co., Ltd.	10,697,000	1,379,791
Samsonite International SA	578,000	1,498,215
Value Partners Group, Ltd.	5,785,000	5,262,741
		8,140,747

India (8.38%)
AIA Engineering, Ltd.	38,400	466,452
Ajanta Pharma, Ltd.	95,167	1,795,865
Alkem Laboratories, Ltd.(a)	299,631	5,998,138
Bajaj Finance, Ltd.	34,475	3,021,551
City Union Bank, Ltd.	1,356,267	1,601,952
Credit Analysis & Research, Ltd.	98,300	1,752,463
Cyient, Ltd.	359,116	2,326,644
Dewan Housing Finance Corp., Ltd.	660,000	1,802,270
Eros International Media, Ltd.(a)	336,000	845,338
Hinduja Global Solutions, Ltd.	295,500	2,056,186
Indiabulls Housing Finance, Ltd.	334,000	3,503,482
Jammu & Kashmir Bank, Ltd.	1,261,500	1,333,922
Kolte-Patil Developers, Ltd.	710,097	1,113,468
KPIT Technologies, Ltd.	781,850	1,660,362
MBL Infrastructures, Ltd.	470,500	1,132,463
MT Educare, Ltd.	587,689	1,433,454
PC Jeweller, Ltd.	204,921	1,264,409
Persistent Systems, Ltd.	127,700	1,253,275
Poly Medicure, Ltd.	37,068	179,798
Supreme Industries, Ltd.	164,644	1,804,219
Tata Investment Corp., Ltd.	191,137	1,422,439
Time Technoplast, Ltd.	1,804,205	1,413,622
UFO Moviez India, Ltd.(a)	149,310	1,135,936
Vaibhav Global, Ltd.(a)	158,363	900,798
Vesuvius India, Ltd.	53,365	575,574
WNS Holdings, Ltd., ADR(a)	172,075	4,936,832
Yes Bank, Ltd.	212,500	2,354,224
		49,085,136

Indonesia (3.17%)
Arwana Citramulia Tbk PT	41,549,800	1,470,967
Astra Graphia Tbk PT	9,349,400	1,161,920

		Value
	Shares	(Note 2)
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	7,019,500	$2,531,134
Bank Rakyat Indonesia Persero Tbk PT	2,251,000	1,856,462
Bank Tabungan Pensiunan Nasional Tbk PT(a)	2,139,100	335,000
Panin Sekuritas Tbk PT	4,960,800	1,296,552
Petra Foods, Ltd.	1,572,400	2,551,844
Selamat Sempurna Tbk PT	14,442,000	4,487,242
Tempo Scan Pacific Tbk PT	15,553,000	1,992,807
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	3,254,500	877,182
		18,561,110

Ireland (0.37%)
Irish Residential Properties PLC, REIT	1,797,346	2,151,946

Israel (0.08%)
Hamlet Israel-Canada, Ltd.(a)	75,283	489,621

Italy (0.57%)
Brembo SpA	81,802	3,356,304

Japan (8.65%)
AIT Corp.	327,500	2,945,726
Amiyaki Tei Co., Ltd.	40,300	1,579,017
Anest Iwata Corp.	347,500	2,737,770
AP Company Co., Ltd.(a)	83,400	958,018
ARCLAND SERVICE Co., Ltd.	61,600	1,449,723
Century Tokyo Leasing Corp.	34,100	1,262,642
CMIC Holdings Co., Ltd.	151,720	1,801,216
CyberAgent, Inc.	55,500	2,618,892
Descente, Ltd.	140,300	2,134,860
Future Architect, Inc.	437,200	2,872,486
GCA Savvian Corp.	324,900	2,979,822
Hard Off Corp. Co., Ltd.	189,800	2,404,593
JCU Corp.	53,200	1,720,137
M&A Capital Partners Co., Ltd.(a)	104,500	1,409,318
MISUMI Group, Inc.	246,500	3,014,491
Monogatari Corp.	50,300	2,147,338
Naigai Trans Line, Ltd.	55,300	486,009
Prestige International, Inc.	305,600	2,984,128
SK Kaken Co., Ltd.	25,000	1,959,716
Suruga Bank, Ltd.	62,800	1,140,169
Syuppin Co., Ltd.	222,100	2,356,861
Trancom Co., Ltd.	129,270	7,721,868
		50,684,800

Luxembourg (0.98%)
Grand City Properties SA	116,300	2,409,549
L'Occitane International SA	1,897,753	3,319,813
		5,729,362

		Value
	Shares	(Note 2)
Malaysia (1.05%)
AEON Credit Service M Bhd	503,480	$1,329,768
Berjaya Auto Bhd	3,890,400	2,037,351
Berjaya Food Bhd	640,500	316,011
My EG Services Bhd	4,469,400	2,470,089
		6,153,219

Mexico (0.83%)
Banregio Grupo Financiero SAB de CV	383,034	1,803,904
Credito Real SAB de CV SOFOM ER	1,451,843	3,057,734
		4,861,638

Netherlands (0.58%)
Aalberts Industries NV	86,222	2,723,311
Arcadis NV	51,721	693,581
		3,416,892

Norway (1.33%)
Medistim ASA	152,700	945,405
Multiconsult ASA(a)(b)(c)	113,000	1,301,886
Skandiabanken ASA(a)(b)(c)	761,300	3,753,184
SpareBank 1 SMN	216,900	1,176,005
Zalaris ASA	158,444	604,812
		7,781,292

Philippines (1.07%)
Pepsi-Cola Products Philippines, Inc.	29,394,900	1,829,141
Security Bank Corp.	1,492,640	4,461,368
		6,290,509

Poland (0.16%)
Wawel SA	3,856	945,121

Singapore (0.71%)
CSE Global, Ltd.	4,531,250	1,401,481
Riverstone Holdings, Ltd.	3,729,200	2,781,134
		4,182,615

South Africa (1.61%)
Cartrack Holdings, Ltd.	4,257,400	2,613,094
Clicks Group, Ltd.	347,649	1,904,323
EOH Holdings, Ltd.	167,000	1,416,173
Italtile, Ltd.	1,177,166	844,790
MiX Telematics, Ltd., Sponsored ADR	127,000	495,300
Super Group, Ltd.(a)	866,907	2,128,350
		9,402,030

South Korea (1.74%)
Hy-Lok Corp.	242,907	5,429,137
ISC Co., Ltd.	158,603	3,143,637

		Value
	Shares	(Note 2)
South Korea (continued)
Koh Young Technology, Inc.	53,781	$1,647,584
		10,220,358

Sweden (2.82%)
AddTech AB, Class B	182,127	2,493,016
Beijer Alma AB	95,000	2,129,421
Bufab Holding AB	410,200	2,635,086
HIQ International AB	107,868	627,192
Indutrade AB	60,300	3,210,241
Moberg Pharma AB(a)	256,780	1,749,480
Nibe Industrier AB, Class B	88,000	2,542,922
Opus Group AB	1,671,640	1,116,897
		16,504,255

Switzerland (1.64%)
Leonteq AG	9,500	1,182,052
Luxoft Holding, Inc.(a)	29,425	2,209,229
VZ Holding AG	19,575	5,238,173
Wizz Air Holdings PLC(a)(b)(c)	35,735	967,594
		9,597,048

Taiwan (4.91%)
ASPEED Technology, Inc.	245,237	2,473,965
Cub Elecparts, Inc.	186,948	2,149,426
Novatek Microelectronics Corp.	602,000	2,523,815
On-Bright Electronics, Inc.	621,900	4,476,541
Polytronics Technology Corp.	786,700	1,462,008
Silergy Corp.	394,852	5,024,044
Sinmag Equipment Corp.	240,842	650,474
Sporton International, Inc.	718,803	4,327,077
Test Research, Inc.	663,708	911,617
TSC Auto ID Technology Co., Ltd.	115,200	985,309
UDE Corp.	1,619,000	1,496,784
Voltronic Power Technology Corp.	148,210	2,305,659
		28,786,719

Thailand (0.73%)
Ananda Development PCL	21,576,000	2,101,219
Premier Marketing PCL	7,758,000	2,196,498
		4,297,717

Turkey (0.23%)
EGE Seramik Sanayi ve Ticaret AS	952,000	1,353,917

United Arab Emirates (0.13%)
Aramex PJSC	988,170	772,186

United States (30.09%)
Alamo Group, Inc.	27,000	1,431,810
Amsurg Corp.(a)	47,880	3,504,337

		Value
	Shares	(Note 2)
United States (continued)
Aratana Therapeutics, Inc.(a)	292,075	$984,293
BioDelivery Sciences International, Inc.(a)	488,325	1,977,716
CRA International, Inc.(a)	72,994	1,359,878
Diamond Hill Investment Group, Inc.	34,950	5,908,297
Duluth Holdings, Inc.(a)	127,175	2,099,659
Enphase Energy, Inc.(a)	342,125	831,364
EPAM Systems, Inc.(a)	55,650	4,168,185
Escalade, Inc.	103,724	1,255,060
ExlService Holdings, Inc.(a)	58,050	2,534,463
Fastenal Co.	44,225	1,793,766
First Cash Financial Services, Inc.(a)	69,650	2,472,575
First Republic Bank	231,825	15,764,100
FormFactor, Inc.(a)	182,550	1,516,990
Fresh Market, Inc.(a)	142,086	2,722,368
Genpact, Ltd.(a)	89,025	2,129,478
Gentex Corp.	126,825	1,736,234
Health Insurance Innovations, Inc., Class A(a)	119,500	709,830
Hennessy Advisors, Inc.	32,901	922,544
Hibbett Sports, Inc.(a)	68,000	2,186,880
Home BancShares, Inc.	101,050	3,911,646
Inphi Corp.(a)	240,675	6,678,731
K2M Group Holdings, Inc.(a)	144,250	2,049,793
Knight Transportation, Inc.	382,795	9,366,994
LGI Homes, Inc.(a)	100,426	2,205,355
Linear Technology Corp.	47,525	2,030,743
Littelfuse, Inc.	15,075	1,536,143
Malibu Boats, Inc., Class A(a)	204,025	2,666,607
Manitex International, Inc.(a)	212,080	1,081,608
MarketAxess Holdings, Inc.	40,850	4,747,996
MEDNAX, Inc.(a)	53,850	3,740,421
Microchip Technology, Inc.	68,970	3,090,546
MSC Industrial Direct Co., Inc., Class A	33,350	2,161,414
Navigant Consulting, Inc.(a)	114,160	1,802,586
NorthStar Asset Management Group, Inc.	150,300	1,734,462
NorthStar Realty Finance Corp., REIT	196,475	2,332,158
Power Integrations, Inc.	205,900	9,704,067
PRA Group, Inc.(a)	272,800	8,115,800
Resources Connection, Inc.	274,365	4,145,655
Roadrunner Transportation Systems, Inc.(a)	604,900	4,790,808
Signature Bank(a)	26,600	3,706,444
Silicon Laboratories, Inc.(a)	87,715	3,999,804
Spirit Airlines, Inc.(a)	55,075	2,302,135
Sportsman's Warehouse Holdings, Inc.(a)	341,075	4,471,493
Sprouts Farmers Market, Inc.(a)	74,825	1,706,010

		Value
	Shares	(Note 2)
United States (continued)
STAAR Surgical Co.(a)	379,825	$2,480,257
SVB Financial Group(a)	16,600	1,681,912
Synaptics, Inc.(a)	24,325	1,783,266
Syntel, Inc.(a)	82,000	3,881,880
TriMas Corp.(a)	119,700	2,069,613
Tumi Holdings, Inc.(a)	85,800	1,483,482
Universal Truckload Services, Inc.	297,332	3,838,556
Veracyte, Inc.(a)	204,173	1,323,041
Virtusa Corp.(a)	65,125	2,912,390
Vitamin Shoppe, Inc.(a)	88,900	2,705,227
		176,248,870

Vietnam (0.30%)
DHG Pharmaceutical JSC	72,440	215,302
Vietnam Dairy Products JSC	299,000	1,564,275
		1,779,577

TOTAL COMMON STOCKS
(Cost $564,523,824)		582,307,983

PREFERRED STOCKS (0.40%)
Brazil (0.40%)
Banco Daycoval SA	1,078,400	2,359,118

TOTAL PREFERRED STOCKS
(Cost $5,144,598)		2,359,118

TOTAL INVESTMENTS (99.81%)
(Cost $569,668,422)		$584,667,101

Other Assets In Excess Of Liabilities (0.19%)		1,100,352

NET ASSETS (100.00%)		$585,767,453

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2016, these securities had a total aggregate market value of $8,956,770, representing 1.53% of net assets.

(c)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2016, the aggregate market value of those securities was $10,770,724, representing 1.84% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS - Anonim Sirketi is the Turkish term for joint stock company.
ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.
Bhd - Berhad is the Malaysian term for public limited company.
ER - Regulated Entity.
JSC - Joint Stock Company.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL - Public Company Limited.
PJSC - Public Joint Stock Company.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV - A variable capital company.
SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.
SOFOM - Sociedad financiera de objeto multiple is the Spanish term for a multiple purpose financial institution.
SpA - Societa per Azione.
Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund
PORTFOLIO OF INVESTMENTS
January 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.34%)
Australia (1.57%)
Beacon Lighting Group, Ltd.	477,900	$676,630
Countplus, Ltd.	564,094	328,752
CTI Logistics, Ltd.	323,146	244,716
Greencross, Ltd.	86,300	442,801
LifeHealthcare Group, Ltd.	213,200	436,455
Magellan Financial Group, Ltd.	54,664	896,049
Reject Shop, Ltd.	172,295	1,285,810
		4,311,213

Austria (0.43%)
Palfinger AG	41,648	1,188,672

Belgium (0.26%)
Melexis NV	14,085	707,849

Brazil (1.08%)
CETIP SA - Mercados Organizados	118,490	1,132,821
FPC Par Corretora de Seguros SA	224,200	566,133
M Dias Branco SA	46,200	670,049
Odontoprev SA	119,200	300,995
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	30,100	300,112
		2,970,110

Britain (6.86%)
AB Dynamics PLC	191,800	814,421
Abcam PLC	154,689	1,430,174
Alliance Pharma PLC	960,700	681,028
Arrow Global Group PLC	164,100	526,328
Bioventix PLC	15,800	261,672
Cambian Group PLC	315,400	524,819
Clinigen Group PLC	421,230	3,801,875
Close Brothers Group PLC	14,600	269,002
Diploma PLC	68,800	659,047
dotdigital group PLC	1,716,856	1,231,060
EMIS Group PLC	49,596	693,107
Exova Group PLC	128,000	239,305
Gamma Communications PLC	132,525	787,045
Georgia Healthcare Group PLC(a)(b)(c)	350,900	869,370
IDOX PLC	550,000	401,644
On the Beach Group PLC(a)(b)(c)	184,000	793,849
Oxford Immunotec Global PLC(a)	85,050	988,281

		Value
	Shares	(Note 2)
Britain (continued)
RPS Group PLC	166,299	$434,777
SafeCharge International Group, Ltd.	125,700	433,446
Sanne Group PLC	105,787	561,087
Sprue Aegis PLC	82,800	336,248
Telit Communications PLC(a)	133,100	387,092
Topps Tiles PLC	319,695	618,386
Ultra Electronics Holdings PLC	14,850	404,038
Victrex PLC	23,600	523,908
WANdisco PLC(a)	100,245	169,803
		18,840,812

Canada (2.20%)
Biosyent, Inc.(a)	62,100	297,889
Cipher Pharmaceuticals, Inc.(a)	278,400	1,150,643
Delphi Energy Corp.(a)	411,600	229,173
DIRTT Environmental Solutions(a)	201,100	921,595
Home Capital Group, Inc.	48,509	995,873
Ritchie Bros. Auctioneers, Inc.	31,175	713,284
Stantec, Inc.	33,820	824,195
TransForce, Inc.	60,996	914,352
		6,047,004

Chile (0.11%)
Banco de Chile	3,011,441	310,135

China (6.00%)
BBI Life Sciences Corp.(c)	5,379,500	1,184,891
China Lesso Group Holdings, Ltd.	1,773,000	964,926
China Medical System Holdings, Ltd.	2,171,000	2,552,238
China South City Holdings, Ltd.	1,805,000	340,324
Dongpeng Holdings Co., Ltd.	2,408,000	1,061,078
Essex Bio-technology, Ltd.	150,000	73,327
Man Wah Holdings, Ltd.	5,033,600	5,469,581
Noah Holdings, Ltd., Sponsored ADR(a)	22,275	570,463
O2Micro International, Ltd., ADR(a)	317,894	432,336
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	424,000	273,397
Shanghai Haohai Biological Technology Co., Ltd., Class H(a)(b)(c)	78,700	468,524
Sihuan Pharmaceutical Holdings Group, Ltd.(d)	1,097,000	228,399
Technovator International, Ltd.(a)	771,000	348,401

		Value
	Shares	(Note 2)
China (continued)
Tsui Wah Holdings, Ltd.	2,957,000	$551,130
Vitasoy International Holdings, Ltd.	847,000	1,601,557
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	988,000	358,769
		16,479,341

Colombia (0.85%)
Gran Tierra Energy, Inc.(a)	594,395	1,361,165
Parex Resources, Inc.(a)	149,261	983,424
		2,344,589

Denmark (0.58%)
Ringkjoebing Landbobank A/S	4,807	999,681
Topdanmark A/S(a)	23,197	589,501
		1,589,182

Egypt (0.20%)
Integrated Diagnostics Holdings PLC(a)(b)(c)	116,800	557,136

Finland (0.11%)
Aktia Bank OYJ	27,700	301,875

France (2.01%)
Alten SA	11,300	636,053
Ausy(a)	13,538	654,091
Esker SA	26,009	817,091
Infotel SA	21,960	685,845
Medicrea International(a)	86,569	539,420
MGI Digital Graphic Technology(a)	17,352	518,809
Neurones	19,682	362,466
Prodware	35,504	266,538
SoluCom	11,533	846,823
Thermador Groupe	1,943	182,359
		5,509,495

Georgia (0.45%)
BGEO Group PLC	48,400	1,225,416

Germany (2.35%)
Aroundtown Property Holdings PLC(a)	145,400	642,648
CANCOM SE	16,100	711,057
Elmos Semiconductor AG	36,653	558,470
First Sensor AG(a)	84,919	1,005,021
Nexus AG	34,785	658,982
Norma Group SE	21,360	1,069,993
PATRIZIA Immobilien AG(a)	41,938	1,072,232
Wirecard AG	14,796	748,246
		6,466,649

		Value
	Shares	(Note 2)
Greece (0.33%)
Sarantis SA	114,898	$902,401

Hong Kong (2.10%)
International Housewares Retail Co., Ltd.	7,762,000	1,001,209
Samsonite International SA	623,400	1,615,895
Sinosoft Technology Group, Ltd.	1,225,000	566,141
Value Partners Group, Ltd.	2,836,000	2,579,971
		5,763,216

India (8.15%)
AIA Engineering, Ltd.	46,500	564,844
Ajanta Pharma, Ltd.	15,418	290,948
Alkem Laboratories, Ltd.(a)	65,982	1,320,855
Bajaj Finance, Ltd.	13,400	1,174,439
City Union Bank, Ltd.	669,400	790,660
Cyient, Ltd.	168,200	1,089,736
Dewan Housing Finance Corp., Ltd.	314,800	859,628
Dr. Lal PathLabs, Ltd.(a)(b)(c)	4,166	47,517
Eros International Media, Ltd.(a)	470,328	1,183,292
Glenmark Pharmaceuticals, Ltd.	42,400	485,296
Hinduja Global Solutions, Ltd.	95,289	663,052
IFGL Refractories, Ltd.	108,100	138,826
Igarashi Motors India, Ltd.	62,087	537,193
Indiabulls Housing Finance, Ltd.	98,278	1,030,884
Inox Wind, Ltd.(a)	154,698	726,368
Jammu & Kashmir Bank, Ltd.	674,500	713,223
Kolte-Patil Developers, Ltd.	201,942	316,655
Kovai Medical Center and Hospital	14,267	181,812
MBL Infrastructures, Ltd.	329,406	792,859
MT Educare, Ltd.	529,217	1,290,833
Persistent Systems, Ltd.	35,132	344,793
PI Industries, Ltd.	45,500	438,821
Poly Medicure, Ltd.	81,374	394,703
Sintex Industries, Ltd.	355,000	417,724
Supreme Industries, Ltd.	45,000	493,124
Time Technoplast, Ltd.	896,073	702,087
UFO Moviez India, Ltd.(a)	70,483	536,228
Vaibhav Global, Ltd.(a)	102,142	581,003
Vesuvius India, Ltd.	24,830	267,806
WNS Holdings, Ltd., ADR(a)	86,200	2,473,078
Yes Bank, Ltd.	138,000	1,528,861
		22,377,148

Indonesia (3.03%)
Astra Graphia Tbk PT	2,267,500	281,799
Bank Negara Indonesia Persero Tbk PT	3,042,000	1,096,903

		Value
	Shares	(Note 2)
Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	1,404,500	$1,158,330
Bank Tabungan Pensiunan Nasional Tbk PT(a)	1,583,900	248,051
Panin Sekuritas Tbk PT	2,425,000	633,797
Petra Foods, Ltd.	1,017,500	1,651,299
Selamat Sempurna Tbk PT	7,197,200	2,236,226
Tempo Scan Pacific Tbk PT	5,739,800	735,441
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	1,067,000	287,587
		8,329,433

Ireland (0.40%)
Irish Residential Properties PLC, REIT	918,677	1,099,923

Israel (1.59%)
Caesarstone Sdot-Yam, Ltd.(a)	7,115	267,453
Hamlet Israel-Canada, Ltd.(a)	80,510	523,616
Kornit Digital, Ltd.(a)	85,276	977,263
Silicom, Ltd.	29,974	862,352
Wix.com, Ltd.(a)	85,525	1,746,420
		4,377,104

Italy (0.55%)
Brembo SpA	37,105	1,522,404

Japan (7.27%)
AIT Corp.	70,200	631,420
Amiyaki Tei Co., Ltd.	16,400	642,578
Anest Iwata Corp.	149,900	1,180,983
AP Company Co., Ltd.(a)	79,400	912,070
CMIC Holdings Co., Ltd.	59,500	706,382
CyberAgent, Inc.	11,000	519,060
Descente, Ltd.	12,800	194,770
eGuarantee, Inc.	13,500	282,582
Future Architect, Inc.	158,200	1,039,404
GCA Savvian Corp.	125,700	1,152,858
Hard Off Corp. Co., Ltd.	195,300	2,474,273
JAC Recruitment Co., Ltd.	33,300	276,115
JCU Corp.	15,800	510,868
M&A Capital Partners Co., Ltd.(a)	64,200	865,820
Medical Data Vision Co., Ltd.(a)	20,000	380,059
MISUMI Group, Inc.	116,200	1,421,030
Monogatari Corp.	9,900	422,637
Naigai Trans Line, Ltd.	32,200	282,992
Prestige International, Inc.	53,900	526,324
Quick Co., Ltd.	58,700	450,268
Sawai Pharmaceutical Co., Ltd.	10,900	755,896
SK Kaken Co., Ltd.	6,000	470,332
Suruga Bank, Ltd.	46,000	835,155

		Value
	Shares	(Note 2)
Japan (continued)
Syuppin Co., Ltd.	179,900	$1,909,047
Trancom Co., Ltd.	11,700	698,893
Trust Tech, Inc.	19,900	417,267
		19,959,083

Luxembourg (1.10%)
Globant SA(a)	23,713	721,349
Grand City Properties SA	52,200	1,081,500
L'Occitane International SA	689,000	1,205,295
		3,008,144

Malaysia (0.88%)
AEON Credit Service M Bhd	108,600	286,829
Berjaya Auto Bhd	1,809,800	947,768
Berjaya Food Bhd	1,396,300	688,909
CB Industrial Product Holding Bhd	876,633	424,958
Uzma Bhd(a)	161,500	69,044
		2,417,508

Mexico (0.87%)
Banregio Grupo Financiero SAB de CV	139,557	657,246
Credito Real SAB de CV SOFOM ER	825,035	1,737,610
		2,394,856

Netherlands (0.76%)
Aalberts Industries NV	60,982	1,926,108
Arcadis NV	12,200	163,603
		2,089,711

New Zealand (0.37%)
Trilogy International, Ltd.	512,272	1,011,752

Norway (1.66%)
Medistim ASA	75,150	465,273
Multiconsult ASA(a)(b)(c)	54,700	630,205
RenoNorden ASA	66,800	283,954
Skandiabanken ASA(a)(b)(c)	516,700	2,547,314
SpareBank 1 SMN	77,800	421,822
Zalaris ASA	58,511	223,348
		4,571,916

Philippines (1.41%)
Concepcion Industrial Corp.	594,600	499,139
Pepsi-Cola Products Philippines, Inc.	18,617,100	1,158,477
Puregold Price Club, Inc.	922,700	639,016
Robinsons Land Corp.	725,300	382,155
Security Bank Corp.	395,700	1,182,712
		3,861,499

Poland (0.36%)
Wawel SA	2,541	622,809

		Value
	Shares	(Note 2)
Poland (continued)
Work Service SA	122,000	$357,421
		980,230

Russia (0.02%)
MD Medical Group Investments PLC, GDR(c)	11,855	45,049

Singapore (0.30%)
CSE Global, Ltd.	1,694,000	523,941
Riverstone Holdings, Ltd.	382,800	285,482
		809,423

South Africa (2.64%)
ARB Holdings, Ltd.	1,473,866	463,910
Blue Label Telecoms, Ltd.	1,323,100	1,021,982
Cartrack Holdings, Ltd.	1,975,900	1,212,762
Clicks Group, Ltd.	173,700	951,480
Comair, Ltd.	200,000	30,959
EOH Holdings, Ltd.	52,600	446,052
Interwaste Holdings, Ltd.(a)	9,533,934	667,044
Invicta Holdings, Ltd.	143,688	366,338
Italtile, Ltd.	921,472	661,291
MiX Telematics, Ltd., Sponsored ADR	3,850	15,015
Super Group, Ltd.(a)	316,600	777,287
Transaction Capital, Ltd.	941,100	650,495
		7,264,615

South Korea (2.41%)
Bluecom Co., Ltd.	38,500	349,925
DGB Financial Group, Inc.(a)	156,500	1,170,744
Hy-Lok Corp.	49,340	1,102,783
Interpark Holdings Corp.	96,500	874,766
ISC Co., Ltd.	76,029	1,506,955
Koh Young Technology, Inc.	17,143	525,177
TechWing, Inc.	58,000	423,709
Vitzrocell Co., Ltd.	74,158	678,964
		6,633,023

Spain (0.00%)(e)
Let's GOWEX SA(a)(d)	10,700	1

Sri Lanka (0.63%)
Hemas Holdings PLC	1,170,961	690,475
Royal Ceramics Lanka PLC	1,460,600	1,052,119
		1,742,594

Sweden (1.58%)
Bufab Holding AB	124,550	800,097
HIQ International AB	90,026	523,451
Indutrade AB	7,400	393,960
Moberg Pharma AB(a)	111,100	756,941
Opus Group AB	436,918	291,925

		Value
	Shares	(Note 2)
Sweden (continued)
Svenska Handelsbanken AB, Class A	47,000	$591,373
Tethys Oil AB	69,200	475,902
Vitec Software Group AB, Class B	67,500	495,401
		4,329,050

Switzerland (1.65%)
Baloise Holding AG	5,700	698,734
Leonteq AG	4,500	559,919
Luxoft Holding, Inc.(a)	7,800	585,624
VZ Holding AG	6,550	1,752,748
Wizz Air Holdings PLC(a)(b)(c)	34,100	923,323
		4,520,348

Taiwan (5.34%)
ASPEED Technology, Inc.	71,771	724,030
Chailease Holding Co., Ltd.	387,000	617,161
Chipbond Technology Corp.	162,000	229,728
Cub Elecparts, Inc.	101,510	1,167,107
Dr. Wu Skincare Co., Ltd.	212,000	1,766,740
Godex International Co., Ltd.	124,650	244,905
I Yuan Precision Ind. Co., Ltd.	132,000	483,519
Novatek Microelectronics Corp.	153,000	641,435
On-Bright Electronics, Inc.	151,000	1,086,923
Pacific Hospital Supply Co., Ltd.	278,000	696,880
Polytronics Technology Corp.	145,000	269,469
Silergy Corp.	108,925	1,385,947
Sinmag Equipment Corp.	194,371	524,964
Sitronix Technology Corp.	286,000	849,140
Solidwizard Technology Co., Ltd.	74,000	204,028
Sporton International, Inc.	271,630	1,635,168
Test Research, Inc.	488,440	670,883
TSC Auto ID Technology Co., Ltd.	51,600	441,336
Tung Thih Electronic Co., Ltd.	66,000	746,699
UDE Corp.	309,000	285,674
		14,671,736

Thailand (0.60%)
Ananda Development PCL	8,600,100	837,537
Premier Marketing PCL	2,878,100	814,867
		1,652,404

Turkey (0.51%)
EGE Seramik Sanayi ve Ticaret AS	527,300	749,917

		Value
	Shares	(Note 2)
Turkey (continued)
Pinar SUT Mamulleri Sanayii AS	132,600	$659,969
		1,409,886

United States (25.86%)
Alamo Group, Inc.	13,253	702,807
Alliance Fiber Optic Products, Inc.(a)	57,300	823,401
Amsurg Corp.(a)	15,137	1,107,877
Aratana Therapeutics, Inc.(a)	190,950	643,502
Atlas Financial Holdings, Inc.(a)	30,775	536,100
BioDelivery Sciences International, Inc.(a)	260,900	1,056,645
Chase Corp.	8,050	369,897
Demandware, Inc.(a)	7,100	301,253
Diamond Hill Investment Group, Inc.	5,850	988,942
Duluth Holdings, Inc.(a)	59,850	988,123
EPAM Systems, Inc.(a)	8,875	664,737
ePlus, Inc.(a)	10,425	987,352
Escalade, Inc.	100,819	1,219,910
Evolent Health, Inc., Class A(a)	20,100	198,387
Evolution Petroleum Corp.	207,925	968,930
ExlService Holdings, Inc.(a)	19,300	842,638
Fastenal Co.	34,000	1,379,040
First Cash Financial Services, Inc.(a)	21,150	750,825
First Republic Bank	88,050	5,987,400
FormFactor, Inc.(a)	126,099	1,047,883
Fresh Market, Inc.(a)	52,724	1,010,192
Genesee & Wyoming, Inc., Class A(a)	8,825	437,543
Genpact, Ltd.(a)	23,575	563,914
Gentex Corp.	50,375	689,634
Geospace Technologies Corp.(a)	14,560	157,394
Health Insurance Innovations, Inc., Class A(a)	46,725	277,546
Hennessy Advisors, Inc.	23,050	646,322
Hibbett Sports, Inc.(a)	24,100	775,056
Hingham Institution for Savings	4,525	556,620
Home BancShares, Inc.	32,175	1,245,494
Inphi Corp.(a)	105,750	2,934,562
K2M Group Holdings, Inc.(a)	28,975	411,735
Knight Transportation, Inc.	38,500	942,095
LGI Homes, Inc.(a)	24,550	539,118
Littelfuse, Inc.	5,325	542,617
Malibu Boats, Inc., Class A(a)	71,925	940,060
Manitex International, Inc.(a)	47,677	243,153
Marin Software, Inc.(a)	96,400	326,796
MarketAxess Holdings, Inc.	9,005	1,046,651

		Value
	Shares	(Note 2)
United States (continued)
Mastech Holdings, Inc.(a)	74,348	$497,388
MaxLinear, Inc., Class A(a)	54,000	830,520
MEDNAX, Inc.(a)	16,725	1,161,719
Microchip Technology, Inc.	13,775	617,258
Misonix, Inc.(a)	34,776	267,080
MSC Industrial Direct Co., Inc., Class A	16,625	1,077,466
Navigant Consulting, Inc.(a)	23,800	375,802
NorthStar Asset Management Group, Inc.	23,300	268,882
NorthStar Realty Finance Corp., REIT	57,037	677,029
NxStage Medical, Inc.(a)	54,250	1,026,410
OTC Markets Group, Inc., Class A	20,325	324,997
Palo Alto Networks, Inc.(a)	2,300	343,827
Patrick Industries, Inc.(a)	23,375	816,956
Paycom Software, Inc.(a)	9,725	293,209
Power Integrations, Inc.	36,440	1,717,417
PRA Group, Inc.(a)	59,150	1,759,713
Proto Labs, Inc.(a)	23,475	1,290,890
Quanta Services, Inc.(a)	39,700	742,390
Reis, Inc.	17,200	387,860
Resources Connection, Inc.	25,650	387,572
Roadrunner Transportation Systems, Inc.(a)	249,850	1,978,812
Signature Bank(a)	14,350	1,999,529
Silicon Laboratories, Inc.(a)	21,550	982,680
Spirit Airlines, Inc.(a)	21,350	892,430
Sportsman's Warehouse Holdings, Inc.(a)	113,775	1,491,590
Sprouts Farmers Market, Inc.(a)	39,250	894,900
STAAR Surgical Co.(a)	57,611	376,200
SVB Financial Group(a)	5,425	549,661
Swift Transportation Co.(a)	24,175	394,294
Synaptics, Inc.(a)	17,650	1,293,922
Syntel, Inc.(a)	11,825	559,796
Textura Corp.(a)	20,250	319,748
Transcat, Inc.(a)	197,402	1,926,644
Trecora Resources(a)	25,750	270,890
TriMas Corp.(a)	59,950	1,036,536
TubeMogul, Inc.(a)	57,420	647,123
Tumi Holdings, Inc.(a)	40,875	706,729
Universal Truckload Services, Inc.	52,200	673,902
Veracyte, Inc.(a)	118,713	769,260
Virtusa Corp.(a)	8,300	371,176
Vitamin Shoppe, Inc.(a)	51,975	1,581,599
WW Grainger, Inc.	3,100	609,739
		71,043,696

Vietnam (0.91%)
Binh Minh Plastics JSC	70,930	387,071

		Value
	Shares	(Note 2)
Vietnam (continued)
DHG Pharmaceutical JSC	101,666	$302,166
PetroVietnam Drilling and Well Services JSC	269,330	282,173
Traphaco JSC	89,000	331,659
Vietnam Dairy Products JSC	185,243	969,134
Vietnam Sun Corp.	177,998	234,981
		2,507,184

TOTAL COMMON STOCKS
(Cost $287,627,284)		270,144,815

PREFERRED STOCKS (0.47%)
Brazil (0.47%)
Banco Daycoval SA	267,200	584,529
Itau Unibanco Holding SA	115,100	717,972
		1,302,501

TOTAL PREFERRED STOCKS
(Cost $1,796,071)		1,302,501

TOTAL INVESTMENTS (98.81%)
(Cost $289,423,355)		$271,447,316

Other Assets In Excess Of Liabilities (1.19%)		3,262,434

NET ASSETS (100.00%)		$274,709,750

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2016, these securities had a total aggregate market value of $7,196,007, representing 2.62% of net assets.

(c)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2016, the aggregate market value of those securities was $8,425,947, representing 3.07% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
(e)	Less than 0.005%.
Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S - Aktieselskab is the Danish term for a stock-based corporation.
AS - Anonim Sirketi is the Turkish term for joint stock company.
ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.
Bhd - Berhad is the Malaysian term for public limited company.
ER - Regulated Entity.
GDR - Global Depositary Receipt.
JSC - Joint Stock Company.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
PCL - Public Company Limited.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV - A variable capital company.
SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.
SOFOM - Sociedad financiera de objeto multiple is the Spanish term for a multiple purpose financial institution.
SpA - Societa per Azione.
Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Stalwarts Fund
PORTFOLIO OF INVESTMENTS
January 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (93.19%)
Australia (0.48%)
Magellan Financial Group, Ltd.	8,785	$144,003

Belgium (0.77%)
Melexis NV	4,585	230,422

Brazil (0.86%)
CETIP SA - Mercados Organizados	26,825	256,460

Britain (3.89%)
Abcam PLC	12,025	111,177
Bovis Homes Group PLC	9,375	125,624
Diploma PLC	36,750	352,035
Ultra Electronics Holdings PLC	13,125	357,105
Victrex PLC	9,825	218,110
		1,164,051

Canada (4.58%)
Home Capital Group, Inc.	8,703	178,670
Ritchie Bros. Auctioneers, Inc.	10,850	248,248
Stantec, Inc.	18,323	446,532
TransForce, Inc.	33,273	498,774
		1,372,224

Chile (0.48%)
Banco de Chile	1,403,900	144,582

China (5.70%)
AAC Technologies Holdings, Inc.	20,400	130,708
China Lesso Group Holdings, Ltd.	167,500	91,159
China Medical System Holdings, Ltd.	325,000	382,071
China South City Holdings, Ltd.	548,000	103,323
Man Wah Holdings, Ltd.	540,300	587,098
Noah Holdings, Ltd., Sponsored ADR(a)	4,175	106,922
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	140,000	90,273
Vitasoy International Holdings, Ltd.	114,500	216,503
		1,708,057

		Value
	Shares	(Note 2)
Colombia (0.52%)
Parex Resources, Inc.(a)	23,700	$156,150

France (0.95%)
Alten SA	5,057	284,648

Germany (2.18%)
Aroundtown Property Holdings PLC(a)	33,400	147,624
Norma Group SE	2,940	147,274
PATRIZIA Immobilien AG(a)	5,635	144,070
Wirecard AG	4,200	212,398
		651,366

Hong Kong (3.17%)
Samsonite International SA	91,500	237,174
Value Partners Group, Ltd.	783,900	713,131
		950,305

India (5.10%)
AIA Engineering, Ltd.	17,500	212,576
Ajanta Pharma, Ltd.	8,375	158,042
Alkem Laboratories, Ltd.(a)	10,222	204,628
Bajaj Finance, Ltd.	1,700	148,996
Indiabulls Housing Finance, Ltd.	12,200	127,972
WNS Holdings, Ltd., ADR(a)	12,650	362,929
Yes Bank, Ltd.	28,200	312,419
		1,527,562

Indonesia (2.36%)
Bank Negara Indonesia Persero Tbk PT	599,000	215,991
Bank Rakyat Indonesia Persero Tbk PT	451,600	372,447
Petra Foods, Ltd.	72,500	117,660
		706,098

Israel (0.24%)
Caesarstone Sdot-Yam, Ltd.(a)	1,875	70,481

Italy (1.15%)
Brembo SpA	8,383	343,951

Japan (7.51%)
Century Tokyo Leasing Corp.	4,700	174,030
CyberAgent, Inc.	11,200	528,497
MISUMI Group, Inc.	67,900	830,361
Nihon M&A Center, Inc.	4,800	227,269
Sawai Pharmaceutical Co., Ltd.	3,300	228,849
Suruga Bank, Ltd.	14,400	261,440
		2,250,446

		Value
	Shares	(Note 2)
Luxembourg (2.22%)
B&M European Value Retail SA	36,600	$146,545
Grand City Properties SA	12,000	248,621
L'Occitane International SA	153,400	268,349
		663,515

Mexico (0.77%)
Banregio Grupo Financiero SAB de CV	48,700	229,353

Netherlands (1.66%)
Aalberts Industries NV	11,395	359,910
Arcadis NV	10,211	136,930
		496,840

Philippines (2.71%)
Puregold Price Club, Inc.	419,000	290,178
Robinsons Retail Holdings, Inc.	178,900	222,877
Security Bank Corp.	100,300	299,788
		812,843

South Africa (0.77%)
EOH Holdings, Ltd.	27,050	229,386

South Korea (0.77%)
DGB Financial Group, Inc.(a)	30,700	229,660

Sweden (4.03%)
Hexpol AB	23,362	207,309
Indutrade AB	9,325	496,443
Nibe Industrier AB, Class B	7,077	204,503
Svenska Handelsbanken AB, Class A	23,800	299,461
		1,207,716

Switzerland (3.59%)
Baloise Holding AG	2,290	280,719
Leonteq AG	1,500	186,640
Luxoft Holding, Inc.(a)	2,100	157,668
VZ Holding AG	1,150	307,734
Wizz Air Holdings PLC(a)(b)(c)	5,300	143,508
		1,076,269

Taiwan (3.09%)
Catcher Technology Co., Ltd.	40,000	297,612
Chailease Holding Co., Ltd.	88,000	140,336
Largan Precision Co., Ltd.	5,000	358,867
Novatek Microelectronics Corp.	31,000	129,964
		926,779

United States (32.91%)
Amsurg Corp.(a)	6,175	451,948
Carter's, Inc.	1,900	184,718
		Value
	Shares	(Note 2)
United States (continued)
Demandware, Inc.(a)	2,350	$99,710
EPAM Systems, Inc.(a)	3,075	230,317
Fastenal Co.	9,450	383,292
First Republic Bank	11,100	754,800
Genesee & Wyoming, Inc., Class A(a)	3,100	153,698
Genpact, Ltd.(a)	8,650	206,908
Gentex Corp.	21,125	289,201
Home BancShares, Inc.	4,081	157,976
Knight Transportation, Inc.	29,525	722,477
Linear Technology Corp.	7,000	299,110
Littelfuse, Inc.	2,200	224,180
MarketAxess Holdings, Inc.	2,775	322,538
MEDNAX, Inc.(a)	7,350	510,531
Microchip Technology, Inc.	13,400	600,454
MSC Industrial Direct Co., Inc., Class A	3,550	230,075
NorthStar Asset Management Group, Inc.	7,625	87,993
NorthStar Realty Finance Corp., REIT	9,937	117,952
Palo Alto Networks, Inc.(a)	800	119,592
Paycom Software, Inc.(a)	3,475	104,771
Power Integrations, Inc.	10,675	503,113
PRA Group, Inc.(a)	16,675	496,081
Proto Labs, Inc.(a)	4,050	222,710
Quanta Services, Inc.(a)	14,600	273,020
Signature Bank(a)	1,600	222,944
Silicon Laboratories, Inc.(a)	6,550	298,680
Skechers USA, Inc., Class A(a)	3,750	105,713
Spirit Airlines, Inc.(a)	5,075	212,135
Sprouts Farmers Market, Inc.(a)	15,750	359,100
SVB Financial Group(a)	725	73,457
Synaptics, Inc.(a)	4,200	307,902
Syntel, Inc.(a)	3,325	157,406
Virtusa Corp.(a)	3,358	150,170
WW Grainger, Inc.	1,135	223,243
		9,857,915

Vietnam (0.73%)
Vietnam Dairy Products JSC	41,820	218,789

TOTAL COMMON STOCKS
(Cost $28,814,909)		27,909,871

		Value
	Shares	(Note 2)
PREFERRED STOCKS (0.77%)
Brazil (0.77%)
Itau Unibanco Holding SA	36,850	$229,863

TOTAL PREFERRED STOCKS
(Cost $246,000)		229,863

TOTAL INVESTMENTS (93.96%)
(Cost $29,060,909)		$28,139,734

Other Assets In Excess Of Liabilities (6.04%)		1,810,145

NET ASSETS (100.00%)		$29,949,879

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2016, these securities had a total aggregate market value of $143,508, representing 0.48% of net assets.

(c)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2016, the aggregate market value of those securities was $143,508, representing 0.48% of net assets.

Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
JSC - Joint Stock Company.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV - A variable capital company.
SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.
SpA - Societa per Azione.
Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (92.44%)
Australia (1.81%)
Countplus, Ltd.	109,393	$63,754
CTI Logistics, Ltd.	1,533,161	1,161,052
Greencross, Ltd.	954,100	4,895,445
Magellan Financial Group, Ltd.	254,400	4,170,108
Medical Developments International, Ltd.(a)	653,338	1,822,811
Reject Shop, Ltd.	62,531	466,659
		12,579,829

Austria (1.13%)
Palfinger AG	273,840	7,815,646

Belgium (1.08%)
Melexis NV	149,684	7,522,449

Brazil (2.17%)
CETIP SA - Mercados Organizados	591,614	5,656,113
FPC Par Corretora de Seguros SA	646,500	1,632,494
Localiza Rent a Car SA	187,400	1,027,472
M Dias Branco SA	161,900	2,348,072
Odontoprev SA	501,000	1,265,088
Tegma Gestao Logistica	560,644	458,349
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	270,100	2,693,032
		15,080,620

Britain (9.32%)
Abcam PLC	506,966	4,687,143
Alliance Pharma PLC	3,739,400	2,650,813
Arrow Global Group PLC	1,422,000	4,560,872
Cambian Group PLC	1,179,300	1,962,332
Clinigen Group PLC	2,024,873	18,275,797
Diploma PLC	460,400	4,410,253
EMIS Group PLC	587,200	8,206,153
Exova Group PLC	464,000	867,479
On the Beach Group PLC(a)(b)(c)	815,500	3,518,388
Oxford Immunotec Global PLC(a)	237,180	2,756,031
RPS Group PLC	1,996,311	5,219,220
SafeCharge International Group, Ltd.	409,300	1,411,371
Sanne Group PLC	267,900	1,420,924
Tracsis PLC	190,900	1,285,263

		Value
	Shares	(Note 2)
Britain (continued)
Ultra Electronics Holdings PLC	130,800	$3,558,802
		64,790,841

Canada (3.79%)
Biosyent, Inc.(a)	288,500	1,383,910
Cipher Pharmaceuticals, Inc.(a)	895,100	3,699,500
Delphi Energy Corp.(a)	1,057,100	588,577
DIRTT Environmental Solutions(a)	440,500	2,018,709
Halogen Software, Inc.(a)	136,700	673,303
Home Capital Group, Inc.	236,460	4,854,443
Richelieu Hardware, Ltd.	87,350	4,217,542
Sandvine Corp.	857,700	2,130,628
Stantec, Inc.	158,352	3,859,046
TransForce, Inc.	196,100	2,939,610
		26,365,268

China (6.76%)
BBI Life Sciences Corp.(c)	10,186,500	2,243,682
China Lesso Group Holdings, Ltd.	3,356,000	1,826,447
China Medical System Holdings, Ltd.	6,737,000	7,920,049
Dongpeng Holdings Co., Ltd.	8,743,000	3,852,578
Far East Horizon, Ltd.	5,657,000	4,358,717
Le Saunda Holdings, Ltd.	6,169,680	1,202,053
Man Wah Holdings, Ltd.	13,492,800	14,661,468
Minth Group, Ltd.	1,665,000	3,047,945
Noah Holdings, Ltd., Sponsored ADR(a)	51,650	1,322,756
O2Micro International, Ltd., ADR(a)	1,030,316	1,401,230
Sihuan Pharmaceutical Holdings Group, Ltd.(d)	3,287,000	684,365
Tao Heung Holdings, Ltd.	1,198,700	306,575
Vitasoy International Holdings, Ltd.	1,797,338	3,398,511
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	2,004,500	727,888
		46,954,264

Colombia (1.09%)
Gran Tierra Energy, Inc.(a)	1,684,637	3,857,819
Parex Resources, Inc.(a)	560,345	3,691,901
		7,549,720

Denmark (0.41%)
Ringkjoebing Landbobank A/S	13,763	2,862,202

		Value
	Shares	(Note 2)
Egypt (0.11%)
Integrated Diagnostics Holdings PLC(a)(b)(c)	154,200	$735,534

Finland (0.45%)
Aktia Bank OYJ	288,873	3,148,139

France (3.30%)
Alten SA	57,500	3,236,550
ARGAN SA, REIT	90,350	2,123,913
Esker SA	86,200	2,708,034
Infotel SA	45,900	1,433,528
Medicrea International(a)	193,596	1,206,316
MGI Digital Graphic Technology(a)	71,550	2,139,280
Neurones	79,220	1,458,924
Prodware	268,000	2,011,949
SoluCom	44,377	3,258,430
Tessi SA	12,400	1,802,109
Thermador Groupe	16,307	1,530,484
		22,909,517

Georgia (0.90%)
BGEO Group PLC	245,711	6,221,039

Germany (3.78%)
Aroundtown Property Holdings PLC(a)	638,500	2,822,084
CANCOM SE	77,200	3,409,539
First Sensor AG(a)	211,764	2,506,239
Nexus AG	275,316	5,215,703
Norma Group SE	48,103	2,409,638
PATRIZIA Immobilien AG(a)	154,459	3,949,063
Softing AG	96,691	1,135,294
Wirecard AG	95,411	4,825,016
		26,272,576

Hong Kong (1.81%)
International Housewares Retail Co., Ltd.	10,854,000	1,400,042
Samsonite International SA	709,000	1,837,776
Sinosoft Technology Group, Ltd.	3,132,000	1,447,472
Value Partners Group, Ltd.	8,658,000	7,876,371
		12,561,661

India (7.40%)
AIA Engineering, Ltd.	131,924	1,602,507
Ajanta Pharma, Ltd.	85,805	1,619,198
Alkem Laboratories, Ltd.(a)	378,343	7,573,827
Bajaj Finance, Ltd.	38,226	3,350,306
City Union Bank, Ltd.	1,976,565	2,334,615
Credit Analysis & Research, Ltd.	116,100	2,069,797
Cyient, Ltd.	434,267	2,813,533

		Value
	Shares	(Note 2)
India (continued)
Dewan Housing Finance Corp., Ltd.	1,033,000	$2,820,826
Dr. Lal PathLabs, Ltd.(a)(b)(c)	13,792	157,309
Hinduja Global Solutions, Ltd.	340,600	2,370,007
Indiabulls Housing Finance, Ltd.	225,000	2,360,130
Jammu & Kashmir Bank, Ltd.	1,821,000	1,925,543
Kolte-Patil Developers, Ltd.	816,794	1,280,774
KPIT Technologies, Ltd.	1,038,821	2,206,074
MBL Infrastructures, Ltd.	580,500	1,397,226
PC Jeweller, Ltd.	227,500	1,403,726
Supreme Industries, Ltd.	198,834	2,178,883
Time Technoplast, Ltd.	4,384,100	3,435,008
UFO Moviez India, Ltd.(a)	132,458	1,007,728
Vaibhav Global, Ltd.(a)	258,200	1,468,690
WNS Holdings, Ltd., ADR(a)	209,750	6,017,728
		51,393,435

Indonesia (3.20%)
Astra Graphia Tbk PT	10,792,000	1,341,202
Bank Negara Indonesia Persero Tbk PT	10,245,000	3,694,204
Bank Tabungan Pensiunan Nasional Tbk PT(a)	2,566,200	401,887
Bekasi Fajar Industrial Estate Tbk PT	65,215,500	1,146,101
Express Transindo Utama Tbk PT(a)	22,620,500	146,112
Lippo Cikarang Tbk PT(a)	2,189,000	969,828
Panin Sekuritas Tbk PT	8,494,000	2,219,987
Petra Foods, Ltd.	1,854,600	3,009,826
Selamat Sempurna Tbk PT	16,888,700	5,247,451
Tempo Scan Pacific Tbk PT	19,383,500	2,483,609
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	5,739,500	1,546,961
		22,207,168

Ireland (1.13%)
Irish Residential Properties PLC, REIT	6,533,476	7,822,470

Israel (0.50%)
Sarine Technologies, Ltd.	1,358,600	1,478,190
Wix.com, Ltd.(a)	99,150	2,024,643
		3,502,833

Italy (0.37%)
Brembo SpA	62,900	2,580,763

Japan (11.57%)
AIT Corp.	465,700	4,188,777
Amiyaki Tei Co., Ltd.	13,400	525,033
Anest Iwata Corp.	659,800	5,198,218
AP Company Co., Ltd.(a)	165,300	1,898,805

		Value
	Shares	(Note 2)
Japan (continued)
ARCLAND SERVICE Co., Ltd.	55,300	$1,301,456
CMIC Holdings Co., Ltd.	214,955	2,551,940
CyberAgent, Inc.	106,500	5,025,442
Descente, Ltd.	167,600	2,550,267
eGuarantee, Inc.	118,700	2,484,631
Future Architect, Inc.	822,100	5,401,351
GCA Savvian Corp.	620,200	5,688,168
Hard Off Corp. Co., Ltd.	289,300	3,665,167
JCU Corp.	80,300	2,596,373
M&A Capital Partners Co., Ltd.(a)	130,300	1,757,265
Medical Data Vision Co., Ltd.(a)	96,200	1,828,085
MISUMI Group, Inc.	536,200	6,557,281
Monogatari Corp.	41,500	1,771,661
Prestige International, Inc.	490,900	4,793,549
Quick Co., Ltd.	225,700	1,731,269
Sawai Pharmaceutical Co., Ltd.	40,000	2,773,929
SK Kaken Co., Ltd.	31,000	2,430,047
Syuppin Co., Ltd.	289,600	3,073,152
Trancom Co., Ltd.	137,790	8,230,805
Trust Tech, Inc.	113,800	2,386,180
		80,408,851

Luxembourg (1.21%)
Grand City Properties SA	187,800	3,890,914
L'Occitane International SA	2,596,212	4,541,655
		8,432,569

Malaysia (2.50%)
7-Eleven Malaysia Holdings Bhd	4,674,000	1,687,365
AEON Credit Service M Bhd	745,040	1,967,765
Berjaya Auto Bhd	5,845,000	3,060,948
Berjaya Food Bhd	2,056,016	1,014,400
CB Industrial Product Holding Bhd	3,120,600	1,512,748
My EG Services Bhd	7,147,600	3,950,242
Nirvana Asia, Ltd.(b)(c)	7,888,000	2,235,138
Uzma Bhd(a)	4,529,800	1,936,565
		17,365,171

Mexico (1.26%)
Banregio Grupo Financiero SAB de CV	560,065	2,637,634
Credito Real SAB de CV SOFOM ER	2,908,024	6,124,603
		8,762,237

Netherlands (0.99%)
Aalberts Industries NV	184,597	5,830,472
Arcadis NV	77,800	1,043,303
		6,873,775

		Value
	Shares	(Note 2)
Norway (1.90%)
Medistim ASA	420,559	$2,603,788
Skandiabanken ASA(a)(b)(c)	1,268,200	6,252,184
SpareBank 1 SMN	673,500	3,651,635
Zalaris ASA	188,200	718,397
		13,226,004

Oman (0.22%)
Al Anwar Ceramic Tiles Co.	2,135,760	1,553,885

Philippines (1.85%)
Concepcion Industrial Corp.	1,967,000	1,651,207
Pepsi-Cola Products Philippines, Inc.	41,391,500	2,575,648
Puregold Price Club, Inc.	3,909,000	2,707,177
Security Bank Corp.	1,981,760	5,923,304
		12,857,336

Russia (0.09%)
MD Medical Group Investments PLC, GDR(c)	157,000	596,600

Singapore (1.00%)
ARA Asset Management, Ltd.	2,255,212	1,644,958
CSE Global, Ltd.	5,921,055	1,831,337
Riverstone Holdings, Ltd.	4,622,000	3,446,959
		6,923,254

South Africa (2.67%)
Blue Label Telecoms, Ltd.	4,250,300	3,282,994
Cartrack Holdings, Ltd.	4,849,500	2,976,511
Clicks Group, Ltd.	273,485	1,498,074
EOH Holdings, Ltd.	301,756	2,558,915
Italtile, Ltd.	3,988,625	2,862,424
MiX Telematics, Ltd., Sponsored ADR	209,800	818,220
OneLogix Group, Ltd.	2,450,980	494,691
Super Group, Ltd.(a)	1,556,097	3,820,386
Transaction Capital, Ltd.	353,000	243,996
		18,556,211

South Korea (3.52%)
DGB Financial Group, Inc.(a)	475,500	3,557,118
Hy-Lok Corp.	313,001	6,995,785
Interpark Holdings Corp.	358,000	3,245,246
ISC Co., Ltd.	247,785	4,911,296
Koh Young Technology, Inc.	73,383	2,248,093
Kolao Holdings	173,500	1,444,162
Vitzrocell Co., Ltd.	221,726	2,030,043
		24,431,743

Sweden (4.04%)
AddTech AB, Class B	363,013	4,969,044
Beijer Alma AB	71,800	1,609,394

		Value
	Shares	(Note 2)
Sweden (continued)
Bufab Holding AB	836,000	$5,370,385
HIQ International AB	253,096	1,471,612
Indutrade AB	76,350	4,064,708
Moberg Pharma AB(a)	371,800	2,533,128
Nibe Industrier AB, Class B	140,881	4,071,015
Odd Molly International AB	72,938	335,632
Opus Group AB	3,980,568	2,659,595
Tethys Oil AB	146,000	1,004,071
		28,088,584

Switzerland (1.75%)
Luxoft Holding, Inc.(a)	41,175	3,091,419
VZ Holding AG	23,980	6,416,929
Wizz Air Holdings PLC(a)(b)(c)	97,600	2,642,708
		12,151,056

Taiwan (5.97%)
ASPEED Technology, Inc.	225,958	2,279,477
Cub Elecparts, Inc.	228,981	2,632,699
Novatek Microelectronics Corp.	791,000	3,316,176
On-Bright Electronics, Inc.	379,000	2,728,106
Polytronics Technology Corp.	1,130,300	2,100,556
Richtek Technology Corp.	274,485	1,587,738
Silergy Corp.	451,199	5,740,995
Sinmag Equipment Corp.	678,810	1,833,353
Sitronix Technology Corp.	841,000	2,496,946
Sporton International, Inc.	1,411,507	8,497,043
Test Research, Inc.	2,114,252	2,903,971
TSC Auto ID Technology Co., Ltd.	251,100	2,147,666
UDE Corp.	1,601,000	1,480,143
Voltronic Power Technology Corp.	111,836	1,739,799
		41,484,668

Thailand (0.80%)
Ananda Development PCL	26,514,800	2,582,193
Premier Marketing PCL	10,552,000	2,987,555
		5,569,748

United Arab Emirates (0.20%)
Aramex PJSC	1,750,150	1,367,621

United States (0.34%)
First Cash Financial Services, Inc.(a)	67,025	2,379,388
		Value
	Shares	(Note 2)
Vietnam (0.05%)
DHG Pharmaceutical JSC	126,000	$374,489

TOTAL COMMON STOCKS
(Cost $640,253,363)		642,279,164

PREFERRED STOCKS (0.66%)
Brazil (0.66%)
Banco ABC Brasil SA	651,281	1,310,769
Banco Daycoval SA	1,481,400	3,240,724
		4,551,493

TOTAL PREFERRED STOCKS
(Cost $9,952,281)		4,551,493

EXCHANGE-TRADED FUNDS (0.31%)
United States (0.31%)
Market Vectors Vietnam ETF	156,470	2,184,321
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,828,203)		2,184,321

TOTAL INVESTMENTS (93.41%)
(Cost $653,033,847)		$649,014,978

Other Assets In Excess Of Liabilities (6.59%)		45,807,032

NET ASSETS (100.00%)		$694,822,010

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2016, these securities had a total aggregate market value of $16,269,149, representing 2.34% of net assets.

(c)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2016, the aggregate market value of those securities was $19,109,431, representing 2.75% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S - Aktieselskab is the Danish term for a stock-based corporation.
ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.
Bhd - Berhad is the Malaysian term for public limited company.
ER - Regulated Entity.
ETF - Exchange Traded Fund.
GDR - Global Depositary Receipt.
JSC - Joint Stock Company.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
PCL - Public Company Limited.
PJSC - Public Joint Stock Company.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV - A variable capital company.
SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.
SOFOM - Sociedad financiera de objeto multiple is the Spanish term for a multiple purpose financial institution.
SpA - Societa per Azione.
Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Stalwarts Fund
PORTFOLIO OF INVESTMENTS
January 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (91.30%)
Australia (0.80%)
Magellan Financial Group, Ltd.	60,627	$993,794

Belgium (1.26%)
Melexis NV	31,261	1,571,038

Brazil (1.30%)
CETIP SA - Mercados Organizados	170,300	1,628,149

Britain (5.32%)
Abcam PLC	66,750	617,136
Bovis Homes Group PLC	40,900	548,058
Close Brothers Group PLC	33,000	608,017
Diploma PLC	187,400	1,795,137
Ultra Electronics Holdings PLC	67,150	1,827,015
Victrex PLC	56,400	1,252,052
		6,647,415

Canada (6.65%)
Home Capital Group, Inc.	63,504	1,303,716
Ritchie Bros. Auctioneers, Inc.	68,725	1,572,428
Stantec, Inc.	108,744	2,650,096
TransForce, Inc.	185,422	2,779,543
		8,305,783

Chile (0.76%)
Banco de Chile	9,270,650	954,744

China (8.21%)
AAC Technologies Holdings, Inc.	147,500	945,073
China Lesso Group Holdings, Ltd.	889,000	483,823
China Medical System Holdings, Ltd.	1,822,600	2,142,657
China South City Holdings, Ltd.	3,960,000	746,640
Man Wah Holdings, Ltd.	2,834,100	3,079,573
Noah Holdings, Ltd., Sponsored ADR(a)	25,150	644,092
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	935,300	603,086
Vitasoy International Holdings, Ltd.	848,000	1,603,448
		10,248,392

		Value
	Shares	(Note 2)
Colombia (0.57%)
Parex Resources, Inc.(a)	107,200	$706,300

France (1.39%)
Alten SA	30,864	1,737,268

Germany (3.88%)
Aroundtown Property Holdings PLC(a)	186,400	823,863
Norma Group SE	23,450	1,174,688
PATRIZIA Immobilien AG(a)	48,400	1,237,446
Wirecard AG	31,750	1,605,624
		4,841,621

Hong Kong (3.69%)
Samsonite International SA	577,760	1,497,593
Value Partners Group, Ltd.	3,418,000	3,109,429
		4,607,022

India (7.26%)
AIA Engineering, Ltd.	95,900	1,164,916
Ajanta Pharma, Ltd.	51,000	962,404
Alkem Laboratories, Ltd.(a)	71,174	1,424,791
Bajaj Finance, Ltd.	10,025	878,638
Indiabulls Housing Finance, Ltd.	82,000	860,136
WNS Holdings, Ltd., ADR(a)	72,475	2,079,308
Yes Bank, Ltd.	152,950	1,694,488
		9,064,681

Indonesia (3.36%)
Bank Negara Indonesia Persero Tbk PT	4,691,200	1,691,582
Bank Rakyat Indonesia Persero Tbk PT	2,291,000	1,889,451
Petra Foods, Ltd.	376,600	611,183
		4,192,216

Israel (0.32%)
Caesarstone Sdot-Yam, Ltd.(a)	10,750	404,093

Italy (1.65%)
Brembo SpA	50,203	2,059,810

Japan (11.06%)
Century Tokyo Leasing Corp.	28,600	1,058,990
CyberAgent, Inc.	73,900	3,487,138
MISUMI Group, Inc.	386,400	4,725,351
Nihon M&A Center, Inc.	37,400	1,770,805
Sawai Pharmaceutical Co., Ltd.	17,100	1,185,855
Suruga Bank, Ltd.	86,800	1,575,902
		13,804,041

		Value
	Shares	(Note 2)
Luxembourg (3.51%)
B&M European Value Retail SA	231,300	$926,117
Grand City Properties SA	87,100	1,804,572
L'Occitane International SA	946,000	1,654,875
		4,385,564

Mexico (1.27%)
Banregio Grupo Financiero SAB de CV	336,050	1,582,632

Netherlands (2.55%)
Aalberts Industries NV	74,758	2,361,222
Arcadis NV	61,617	826,287
		3,187,509

Philippines (4.00%)
Puregold Price Club, Inc.	2,654,200	1,838,166
Robinsons Retail Holdings, Inc.	1,033,320	1,287,330
Security Bank Corp.	624,200	1,865,678
		4,991,174

South Africa (1.12%)
EOH Holdings, Ltd.	164,500	1,394,973

South Korea (1.04%)
DGB Financial Group, Inc.(a)	172,950	1,293,803

Sweden (6.44%)
Hexpol AB	170,225	1,510,539
Indutrade AB	61,250	3,260,817
Nibe Industrier AB, Class B	56,900	1,644,230
Svenska Handelsbanken AB, Class A	128,700	1,619,355
		8,034,941

Switzerland (5.39%)
Baloise Holding AG	12,400	1,520,053
Leonteq AG	10,100	1,256,708
Luxoft Holding, Inc.(a)	15,275	1,146,847
VZ Holding AG	7,075	1,893,235
Wizz Air Holdings PLC(a)(b)(c)	33,700	912,492
		6,729,335

Taiwan (4.62%)
Catcher Technology Co., Ltd.	226,000	1,681,509
Chailease Holding Co., Ltd.	769,000	1,226,349
Largan Precision Co., Ltd.	26,000	1,866,106
Novatek Microelectronics Corp.	238,000	997,787
		5,771,751

United States (3.04%)
EPAM Systems, Inc.(a)	17,600	1,318,240
Genpact, Ltd.(a)	58,975	1,410,682
		Value
	Shares	(Note 2)
United States (continued)
Syntel, Inc.(a)	22,450	$1,062,783
		3,791,705

Vietnam (0.84%)
Vietnam Dairy Products JSC	200,370	1,048,274

TOTAL COMMON STOCKS
(Cost $119,187,927)		113,978,028

PREFERRED STOCKS (1.17%)
Brazil (1.17%)
Itau Unibanco Holding SA	235,300	1,467,757

TOTAL PREFERRED STOCKS
(Cost $1,629,195)		1,467,757

TOTAL INVESTMENTS (92.47%)
(Cost $120,817,122)		$115,445,785

Other Assets In Excess Of Liabilities (7.53%)		9,395,039

NET ASSETS (100.00%)		$124,840,824

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2016, these securities had a total aggregate market value of $912,492, representing 0.73% of net assets.

(c)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2016, the aggregate market value of those securities was $912,492, representing 0.73% of net assets.

Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
JSC - Joint Stock Company.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV - A variable capital company.
SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.
SpA - Societa per Azione.
Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2016, the Trust had 33 registered funds. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Micro Cap Fund) and Institutional Class shares. The Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund were each previously a non-diversified investment company for the diversification purposes of 1940 Act. As a result of operating in a diversified manner for the past three years, the Funds are now deemed to be diversified under the Investment Company Act of 1940. Neither Fund may resume operating in a non-diversified manner without first obtaining shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying portfolio of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of portfolio of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the portfolio of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their portfolio of investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2016:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
Bangladesh	$3,392,079	$–	$–	$3,392,079
Brazil	11,130,432	–	–	11,130,432
Britain	1,553,668	–	–	1,553,668
China	3,934,290	34,644,140	533,626	39,112,056
Colombia	8,481,474	–	–	8,481,474
Egypt	1,199,655	–	–	1,199,655
Georgia	–	4,483,834	–	4,483,834
Greece	1,758,761	–	–	1,758,761
Hong Kong	–	12,074,118	–	12,074,118
India	14,796,590	36,880,806	–	51,677,396
Indonesia	3,220,673	17,192,370	–	20,413,043
Luxembourg	994,338	–	–	994,338
Malaysia	2,092,508	11,023,316	–	13,115,824
Mexico	6,376,772	–	–	6,376,772
Oman	738,488	–	–	738,488
Philippines	6,494,160	12,772,980	–	19,267,140
Poland	2,788,416	1,265,935	–	4,054,351
Russia	829,540	–	–	829,540
South Africa	14,225,258	6,071,750	–	20,297,008
South Korea	–	20,455,660	–	20,455,660
Spain	1,158,966	–	–	1,158,966
Sri Lanka	2,588,715	5,147,053	–	7,735,768
Taiwan	–	41,190,352	–	41,190,352
Thailand	628,786	3,628,446	–	4,257,232
Turkey	471,316	4,082,960	–	4,554,276
United Arab Emirates	636,878	–	–	636,878
United States	1,904,575	–	–	1,904,575
Vietnam	–	4,205,641	–	4,205,641
Preferred Stocks
Brazil	2,289,193	–	–	2,289,193
Exchange-Traded Funds
United States	2,133,521	–	–	2,133,521
Total	$95,819,052	$215,119,361	$533,626	$311,472,039

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
Australia	$359,015	$596,908	$–	$955,923
Brazil	155,800	–	–	155,800
Britain	1,087,829	640,351	–	1,728,180
Canada	955,534	–	–	955,534
China	130,968	404,948	–	535,916
Colombia	274,127	–	–	274,127
France	1,311,634	347,527	–	1,659,161
Georgia	92,700	–	–	92,700
Germany	138,470	271,176	–	409,646
Greece	137,271	–	–	137,271
Greenland	143,733	–	–	143,733
Hong Kong	–	132,342	–	132,342
India	452,595	1,404,773	–	1,857,368
Indonesia	286,197	373,574	–	659,771
Ireland	–	289,505	–	289,505
Israel	180,309	–	–	180,309
Japan	–	3,930,459	–	3,930,459
Malaysia	99,318	29,052	–	128,370
Norway	309,003	297,945	–	606,948
Philippines	82,182	101,056	–	183,238
Singapore	–	331,098	–	331,098
South Africa	407,341	87,256	–	494,597
South Korea	–	682,354	–	682,354
Sri Lanka	192,329	130,037	–	322,366
Sweden	420,800	798,443	–	1,219,243
Taiwan	–	1,829,327	–	1,829,327
Thailand	–	453,979	–	453,979
Turkey	–	351,480	–	351,480
United States	4,340,699	–	–	4,340,699
Vietnam	–	209,757	–	209,757
Total	$11,557,854	$13,693,347	$–	$25,251,201

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks
Australia	$1,137,898	$6,085,957	$–	$7,223,855
Austria	–	7,590,915	–	7,590,915
Belgium	–	7,600,396	–	7,600,396
Brazil	8,114,411	–	–	8,114,411
Britain	3,371,788	34,539,870	–	37,911,658
Canada	12,737,581	–	–	12,737,581
Chile	1,278,156	–	–	1,278,156
China	3,244,861	27,020,431	841,767	31,107,059
Colombia	6,652,202	–	–	6,652,202
Egypt	627,732	–	–	627,732
France	7,133,721	4,617,118	–	11,750,839
Georgia	–	4,364,913	–	4,364,913
Germany	1,710,930	12,844,347	–	14,555,277
Hong Kong	–	8,140,747	–	8,140,747
India	14,163,805	34,921,331	–	49,085,136
Indonesia	4,487,242	14,073,868	–	18,561,110
Ireland	–	2,151,946	–	2,151,946
Israel	489,621	–	–	489,621
Italy	–	3,356,304	–	3,356,304
Japan	–	50,684,800	–	50,684,800
Luxembourg	–	5,729,362	–	5,729,362
Malaysia	316,011	5,837,208	–	6,153,219
Mexico	4,861,638	–	–	4,861,638
Netherlands	–	3,416,892	–	3,416,892
Norway	4,698,589	3,082,703	–	7,781,292
Philippines	–	6,290,509	–	6,290,509
Poland	945,121	–	–	945,121
Singapore	–	4,182,615	–	4,182,615
South Africa	6,081,534	3,320,496	–	9,402,030
South Korea	–	10,220,358	–	10,220,358
Sweden	2,493,016	14,011,239	–	16,504,255
Switzerland	2,209,229	7,387,819	–	9,597,048
Taiwan	–	28,786,719	–	28,786,719
Thailand	–	4,297,717	–	4,297,717
Turkey	–	1,353,917	–	1,353,917
United Arab Emirates	772,186	–	–	772,186
United States	176,248,870	–	–	176,248,870
Vietnam	–	1,779,577	–	1,779,577
Preferred Stocks
Brazil	2,359,118	–	–	2,359,118
Total	$266,135,260	$317,690,074	$841,767	$584,667,101

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
Australia	$244,716	$4,066,497	$–	$4,311,213
Austria	–	1,188,672	–	1,188,672
Belgium	–	707,849	–	707,849
Brazil	2,970,110	–	–	2,970,110
Britain	5,142,824	13,697,988	–	18,840,812
Canada	6,047,004	–	–	6,047,004
Chile	310,135	–	–	310,135
China	1,002,799	15,248,143	228,399	16,479,341
Colombia	2,344,589	–	–	2,344,589
Denmark	–	1,589,182	–	1,589,182
Egypt	557,136	–	–	557,136
Finland	301,875	–	–	301,875
France	4,151,663	1,357,832	–	5,509,495
Georgia	–	1,225,416	–	1,225,416
Germany	1,647,669	4,818,980	–	6,466,649
Greece	902,401	–	–	902,401
Hong Kong	–	5,763,216	–	5,763,216
India	4,872,071	17,505,077	–	22,377,148
Indonesia	2,236,226	6,093,207	–	8,329,433
Ireland	–	1,099,923	–	1,099,923
Israel	4,377,104	–	–	4,377,104
Italy	–	1,522,404	–	1,522,404
Japan	–	19,959,083	–	19,959,083
Luxembourg	721,349	2,286,795	–	3,008,144
Malaysia	688,909	1,728,599	–	2,417,508
Mexico	2,394,856	–	–	2,394,856
Netherlands	–	2,089,711	–	2,089,711
New Zealand	1,011,752	–	–	1,011,752
Norway	3,012,587	1,559,329	–	4,571,916
Philippines	1,138,155	2,723,344	–	3,861,499
Poland	622,809	357,421	–	980,230
Russia	45,049	–	–	45,049
Singapore	–	809,423	–	809,423
South Africa	5,169,080	2,095,535	–	7,264,615
South Korea	–	6,633,023	–	6,633,023
Spain	–	–	1	1
Sri Lanka	1,052,119	690,475	–	1,742,594
Sweden	495,401	3,833,649	–	4,329,050
Switzerland	585,624	3,934,724	–	4,520,348
Taiwan	–	14,671,736	–	14,671,736
Thailand	–	1,652,404	–	1,652,404
Turkey	–	1,409,886	–	1,409,886
United States	71,043,696	–	–	71,043,696
Vietnam	–	2,507,184	–	2,507,184
Preferred Stocks
Brazil	1,302,501	–	–	1,302,501
Total	$126,392,209	$144,826,707	$228,400	$271,447,316

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks
Australia	$–	$144,003	$–	$144,003
Belgium	–	230,422	–	230,422
Brazil	256,460	–	–	256,460
Britain	–	1,164,051	–	1,164,051
Canada	1,372,224	–	–	1,372,224
Chile	144,582	–	–	144,582
China	106,922	1,601,135	–	1,708,057
Colombia	156,150	–	–	156,150
France	–	284,648	–	284,648
Germany	147,624	503,742	–	651,366
Hong Kong	–	950,305	–	950,305
India	567,557	960,005	–	1,527,562
Indonesia	–	706,098	–	706,098
Israel	70,481	–	–	70,481
Italy	–	343,951	–	343,951
Japan	–	2,250,446	–	2,250,446
Luxembourg	146,545	516,970	–	663,515
Mexico	229,353	–	–	229,353
Netherlands	–	496,840	–	496,840
Philippines	290,178	522,665	–	812,843
South Africa	–	229,386	–	229,386
South Korea	–	229,660	–	229,660
Sweden	–	1,207,716	–	1,207,716
Switzerland	157,668	918,601	–	1,076,269
Taiwan	–	926,779	–	926,779
United States	9,857,915	–	–	9,857,915
Vietnam	–	218,789	–	218,789
Preferred Stocks
Brazil	229,863	–	–	229,863
Total	$13,733,522	$14,406,212	$–	$28,139,734

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
Australia	$1,161,052	$11,418,777	$–	$12,579,829
Austria	–	7,815,646	–	7,815,646
Belgium	–	7,522,449	–	7,522,449
Brazil	15,080,620	–	–	15,080,620
Britain	8,103,478	56,687,363	–	64,790,841
Canada	26,365,268	–	–	26,365,268
China	3,030,561	43,239,338	684,365	46,954,264
Colombia	7,549,720	–	–	7,549,720
Denmark	–	2,862,202	–	2,862,202
Egypt	735,534	–	–	735,534
Finland	3,148,139	–	–	3,148,139
France	15,134,058	7,775,459	–	22,909,517
Georgia	–	6,221,039	–	6,221,039
Germany	5,328,323	20,944,253	–	26,272,576
Hong Kong	–	12,561,661	–	12,561,661
India	17,287,351	34,106,084	–	51,393,435
Indonesia	5,247,451	16,959,717	–	22,207,168
Ireland	–	7,822,470	–	7,822,470
Israel	3,502,833	–	–	3,502,833
Italy	–	2,580,763	–	2,580,763
Japan	–	80,408,851	–	80,408,851
Luxembourg	–	8,432,569	–	8,432,569
Malaysia	2,701,765	14,663,406	–	17,365,171
Mexico	8,762,237	–	–	8,762,237
Netherlands	–	6,873,775	–	6,873,775
Norway	8,855,972	4,370,032	–	13,226,004
Oman	1,553,885	–	–	1,553,885
Philippines	4,358,384	8,498,952	–	12,857,336
Russia	596,600	–	–	596,600
Singapore	–	6,923,254	–	6,923,254
South Africa	14,004,531	4,551,680	–	18,556,211
South Korea	–	24,431,743	–	24,431,743
Sweden	5,304,676	22,783,908	–	28,088,584
Switzerland	3,091,419	9,059,637	–	12,151,056
Taiwan	–	41,484,668	–	41,484,668
Thailand	–	5,569,748	–	5,569,748
United Arab Emirates	1,367,621	–	–	1,367,621
United States	2,379,388	–	–	2,379,388
Vietnam	–	374,489	–	374,489
Preferred Stocks
Brazil	4,551,493	–	–	4,551,493
Exchange-Traded Funds
United States	2,184,321	–	–	2,184,321
Total	$171,386,680	$476,943,933	$684,365	$649,014,978

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks
Australia	$–	$993,794	$–	$993,794
Belgium	–	1,571,038	–	1,571,038
Brazil	1,628,149	–	–	1,628,149
Britain	–	6,647,415	–	6,647,415
Canada	8,305,783	–	–	8,305,783
Chile	954,744	–	–	954,744
China	644,092	9,604,300	–	10,248,392
Colombia	706,300	–	–	706,300
France	–	1,737,268	–	1,737,268
Germany	823,863	4,017,758	–	4,841,621
Hong Kong	–	4,607,022	–	4,607,022
India	3,504,099	5,560,582	–	9,064,681
Indonesia	–	4,192,216	–	4,192,216
Israel	404,093	–	–	404,093
Italy	–	2,059,810	–	2,059,810
Japan	–	13,804,041	–	13,804,041
Luxembourg	926,117	3,459,447	–	4,385,564
Mexico	1,582,632	–	–	1,582,632
Netherlands	–	3,187,509	–	3,187,509
Philippines	1,838,166	3,153,008	–	4,991,174
South Africa	–	1,394,973	–	1,394,973
South Korea	–	1,293,803	–	1,293,803
Sweden	–	8,034,941	–	8,034,941
Switzerland	1,146,847	5,582,488	–	6,729,335
Taiwan	–	5,771,751	–	5,771,751
United States	3,791,705	–	–	3,791,705
Vietnam	–	1,048,274	–	1,048,274
Preferred Stocks
Brazil	1,467,757	–	–	1,467,757
Total	$27,724,347	$87,721,438	$–	$115,445,785

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2016, the security amounts the Funds transferred between Levels 1 and 2 at July 31, 2015, were as follows:

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Grandeur Peak Emerging Markets Opportunities Fund

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$15,169,823	$(30,074,933)	$30,074,933	$(15,169,823)
Total	$15,169,823	$(30,074,933)	$30,074,933	$(15,169,823)

Grandeur Peak Global Opportunities Fund

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$16,821,873	$(64,869,463)	$64,869,463	$(16,821,873)
Total	$16,821,873	$(64,869,463)	$64,869,463	$(16,821,873)

Grandeur Peak Global Reach Fund

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$8,468,243	$(26,684,895)	$26,684,895	$(8,468,243)
Total	$8,468,243	$(26,684,895)	$26,684,895	$(8,468,243)

Grandeur Peak International Opportunities Fund

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$37,719,681	$(93,395,738)	$93,395,738	$(37,719,681)
Total	$37,719,681	$(93,395,738)	$93,395,738	$(37,719,681)

The above transfers were due to the Funds utilizing a fair value evaluation service with respect to international securities with an earlier market closing than the Funds’ net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting date, it results in certain securities transferring from a Level 1 to a Level 2.

Due to the lack of a market to trade a newly acquired security, a price was unobtainable and was transferred to a Level 3 for all Funds. The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Grandeur Peak Emerging Markets Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2015	$1,654,510	$1,654,510
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	(41,729)	(41,729)
Change in Unrealized Appreciation/(Depreciation)	(1,053,535)	(1,053,535)
Purchases	-	-
Sales Proceeds	(25,620)	(25,620)
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2016	$533,626	$533,626
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2016	$(1,070,203)	$(1,070,203)

Grandeur Peak Global Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2015	$2,538,049	$2,538,049
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	(6,162)	(6,162)
Change in Unrealized Appreciation/(Depreciation)	(1,686,029)	(1,686,029)
Purchases	-	-
Sales Proceeds	(4,091)	(4,091)
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2016	$841,767	$841,767
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2016	$(1,688,189)	$(1,688,189)

Grandeur Peak Global Reach Fund	Common Stocks	Total
Balance as of April 30, 2015	$706,018	$706,018
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	(15,969)	(15,969)
Change in Unrealized Appreciation/(Depreciation)	(451,763)	(451,763)
Purchases	-	-
Sales Proceeds	(9,886)	(9,886)
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2016	$228,400	$228,400
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2016	$(458,062)	$(458,062)

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Grandeur Peak International Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2015	$2,070,865	$2,070,865
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	(10,722)	(10,722)
Change in Unrealized Appreciation/(Depreciation)	(1,368,709)	(1,368,709)
Purchases	-	-
Sales Proceeds	(7,069)	(7,069)
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2016	$684,365	$684,365
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2016	$(1,372,515)	$(1,372,515)

The table below provided additional information about the Level 3 Fair Value Measurements as of January 31, 2016:

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Emerging Markets Opportunities Fund

Asset Class	Fair Value (USD) at 1/31/16	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$533,626	Discount on last quoted exchange price	Discount	53%

Grandeur Peak Global Opportunities Fund

Asset Class	Fair Value (USD) at 1/31/16	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$841,767	Discount on last quoted exchange price	Discount	53%

Grandeur Peak Global Reach Fund

Asset Class	Fair Value (USD) at 1/31/16	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$228,399	Discount on last quoted exchange price	Discount	53%

Grandeur Peak International Opportunities Fund

Asset Class	Fair Value (USD) at 1/31/16	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$684,365	Discount on last quoted exchange price	Discount	53%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount	Decrease	Increase

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2016, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Grandeur Peak Emerging Markets Opportunities Fund	$26,470,644	$(82,388,531)	$(55,917,887)	$367,389,926
Grandeur Peak Global Micro Cap Fund	1,002,812	(2,308,086)	(1,305,274)	26,556,475
Grandeur Peak Global Opportunities Fund	116,207,395	(101,318,567)	14,888,828	569,778,273
Grandeur Peak Global Reach Fund	31,559,476	(50,201,455)	(18,641,979)	290,089,295
Grandeur Peak Global Stalwarts Fund	839,799	(1,877,520)	(1,037,721)	29,177,455
Grandeur Peak International Opportunities Fund	109,018,516	(113,157,849)	(4,139,333)	653,154,311
Grandeur Peak International Stalwarts Fund	2,395,636	(7,866,412)	(5,470,776)	120,916,561

3. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Funds are currently evaluating the impact ASU 2015-07 will have on the Funds’ financial statements and disclosures.

PATHWAY ADVISORS CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS
January 31, 2016 (Unaudited)

Description		Shares	Value (Note 2)
CLOSED-END MUTUAL FUNDS (1.08%)
Stone Ridge Reinsurance Risk Premium Interval Fund		31,188	$316,248
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $315,000)			316,248

EXCHANGE TRADED FUNDS (37.39%)
iShares® Core U.S. Aggregate Bond ETF		38,145	4,169,630
Schwab U.S. TIPs ETF™		16,500	890,340
Vanguard® FTSE Emerging Markets ETF		17,455	538,138
Vanguard® S&P 500® ETF		7,986	1,417,994
Vanguard® Total International Stock ETF		12,783	545,195
Vanguard® Total Stock Market ETF		34,934	3,435,060
TOTAL EXCHANGE TRADED FUNDS
(Cost $11,649,469)			10,996,357

OPEN-END MUTUAL FUNDS (60.37%)
Catalyst Hedged Futures Strategy Fund - Class I		51,636	544,243
Deutsche Global Infrastructure Fund - Institutional Class		47,215	593,961
DoubleLine Total Return Bond Fund - Class I		351,197	3,824,541
Goldman Sachs Strategic Income Fund - Institutional Class		184,158	1,738,453
Hartford World Bond Fund - Class Y		116,260	1,173,063
Loomis Sayles Bond Fund - Institutional Class		93,827	1,176,591
Metropolitan West Total Return Bond Fund - Class I		221,543	2,377,157
Osterweis Strategic Income Fund - Class I		113,360	1,184,617
PIMCO All Asset All Authority Fund - Institutional Class		75,851	574,947
Putnam Capital Spectrum Fund - Class Y		34,707	1,070,701
Templeton Global Bond Fund - Advisor Class		153,223	1,749,803
Vanguard® Wellington Fund - Class Admiral		28,285	1,747,459
TOTAL OPEN-END MUTUAL FUNDS
(Cost $19,138,260)			17,755,536

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.55%)
Dreyfus Cash Management, Institutional Shares	0.303%	456,286	456,286
TOTAL SHORT TERM INVESTMENTS
(Cost $456,286)			456,286

TOTAL INVESTMENTS (100.39%)
(Cost $31,559,015)			$29,524,427

Liabilities in Excess of Other Assets (-0.39%)			(116,003)
NET ASSETS (100.00%)			$29,408,424

Common Abbreviations:
ETF - Exchange Traded Fund.
FTSE - Financial Times and Stock Exchange.
PIMCO - Pacific Investment Management Company, LLC.
S&P - Standard & Poor's.
TIPs - Treasury Inflation Protected Securities.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

PATHWAY ADVISORS AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2016 (Unaudited)

Description		Shares	Value (Note 2)
CLOSED-END MUTUAL FUNDS (2.21%)
Stone Ridge Reinsurance Risk Premium Interval Fund		74,257	$752,970
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $750,000)			752,970

EXCHANGE TRADED FUNDS (55.37%)
iShares® MSCI Emerging Markets Minimum Volatility ETF		20,000	940,000
Vanguard® FTSE Emerging Markets ETF		40,836	1,258,974
Vanguard® High Dividend Yield ETF		20,000	1,297,400
Vanguard® S&P 500® ETF		18,540	3,291,962
Vanguard® Total International Stock ETF		93,724	3,997,329
Vanguard® Total Stock Market ETF		82,387	8,101,113
TOTAL EXCHANGE TRADED FUNDS
(Cost $20,962,275)			18,886,778

OPEN-END MUTUAL FUNDS (41.33%)
361 Managed Futures Fund - Class I(a)		32,103	352,167
Akre Focus Fund - Institutional Class(a)		45,167	1,003,158
AQR Style Premia Alternative Fund - Class I		34,314	354,118
Boston Partners Long/Short Equity Fund - Institutional Class		20,296	371,217
Catalyst Hedged Futures Strategy Fund - Class I		61,932	652,759
Deutsche Global Infrastructure Fund - Institutional Class		83,279	1,047,654
DoubleLine Total Return Bond Fund - Class I		251,061	2,734,055
LoCorr Market Trend Fund - Class I		31,025	389,986
Osterweis Strategic Income Fund - Class I		69,736	728,737
PIMCO All Asset All Authority Fund - Institutional Class		88,445	670,411
Principal MidCap Fund - Institutional Class		50,441	977,545
Putnam Capital Spectrum Fund - Class Y		42,667	1,316,268
Vanguard® Global Minimum Volatility Fund - Class Admiral		158,194	3,497,674
TOTAL OPEN-END MUTUAL FUNDS
(Cost $15,363,438)			14,095,749

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.41%)
Dreyfus Cash Management, Institutional Shares	0.303%	481,307	481,307
TOTAL SHORT TERM INVESTMENTS
(Cost $481,307)			481,307

TOTAL INVESTMENTS (100.32%)
(Cost $37,557,020)			$34,216,804

Liabilities in Excess of Other Assets (-0.32%)			(110,500)
NET ASSETS (100.00%)			$34,106,304

(a)	Non-income producing security.

Common Abbreviations:
AQR - AQR Capital Management LLC.
ETF - Exchange Traded Fund.
FTSE - Financial Times and Stock Exchange.
MSCI - Morgan Stanley Capital International.
PIMCO - Pacific Investment Management Company, LLC.
S&P - Standard & Poor's.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2016, the Trust has 33 registered funds. This quarterly report describes Pathway Advisors Conservative Fund and Pathway Advisors Aggressive Growth Fund (individually a “Fund” and collectively, the “Funds”). The Pathway Advisors Conservative Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Pathway Advisors Aggressive Growth Fund seeks total return through a primary emphasis on growth with a secondary emphasis on income.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying portfolio of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of portfolio of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the portfolio of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their portfolio of investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when Hanson McClain, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Level 3 –
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2016:

Pathway Advisors Conservative Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Mutual Funds	$316,248	$–	$–	$316,248
Exchange Traded Funds	10,996,357	–	–	10,996,357
Open-End Mutual Funds	17,755,536	–	–	17,755,536
Short Term Investments	456,286	–	–	456,286
Total	$29,524,427	$–	$–	$29,524,427

Pathway Advisors Aggressive Growth Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Mutual Funds	$752,970	$–	$–	$752,970
Exchange Traded Funds	18,886,778	–	–	18,886,778
Open-End Mutual Funds	14,095,749	–	–	14,095,749
Short Term Investments	481,307	–	–	481,307
Total	$34,216,804	$–	$–	$34,216,804

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2016, the Funds did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2016, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2016, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Depreciation	Cost of Investments for Income Tax Purposes
Pathway Advisors Conservative Fund	$(43,663)	$(2,045,894)	$(2,089,557)	$31,613,984
Pathway Advisors Aggressive Growth Fund	21,080	(3,386,756)	(3,365,676)	37,582,480

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

3. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods

REDMONT RESOLUTE FUND II
SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED END FUNDS (0.01%)
(0.01%)
Better Capital PCC, Ltd.	4,383	$4,809
Electra Private Equity PLC	695	34,661
Goldman Sachs BDC, Inc.	401	7,158
HgCapital Trust PLC	578	8,318
Princess Private Equity Holding, Ltd.	1,252	10,308
Riverstone Energy, Ltd.(a)	61	639
		65,893

TOTAL CLOSED END FUNDS
(Cost $73,477)		65,893

COMMON STOCKS (12.78%)
ADVERTISING (0.07%)
Nielsen Holdings PLC	195	9,391
Omnicom Group, Inc.(b)	6,040	443,034
The Interpublic Group of Companies, Inc.	228	5,117
		457,542

AEROSPACE & DEFENSE (0.51%)
Airbus Group SE	2,510	157,217
Cubic Corp.	2,944	117,642
General Dynamics Corp.	3,979	532,271
Harris Corp.(b)	6,077	528,517
IHI Corp.	24,000	50,353
Lockheed Martin Corp.(b)	3,371	711,281
Northrop Grumman Corp.(b)	2,501	462,835
Raytheon Co.(b)	3,605	462,305
Safran SA	1,272	82,209
The Boeing Co.	994	119,409
United Technologies Corp.(b)	3,243	284,379
		3,508,418

AGRICULTURE (0.12%)
Altria Group, Inc.	429	26,216
Archer-Daniels-Midland Co.	3,243	114,640
British American Tobacco PLC	4,813	267,258
Bunge, Ltd.	293	18,169
Japan Tobacco, Inc.	2,100	80,850
Philip Morris International, Inc.	2,280	205,223
Reynolds American, Inc.	2,601	129,920
		842,276

AIRLINES (0.07%)
American Airlines Group, Inc.	443	17,272
Delta Air Lines, Inc.	9,809	434,441
Southwest Airlines Co.	351	13,205
United Continental Holdings, Inc.(a)	222	10,718
		475,636

APPAREL (0.04%)
adidas AG	1,478	152,074

Description	Shares	Value (Note 2)
APPAREL (0.04%) (continued)
Christian Dior SE	334	$56,372
LVMH Moet Hennessy Louis Vuitton SE	395	63,415
Michael Kors Holdings, Ltd.(a)	60	2,394
NIKE, Inc., Class B	381	23,626
		297,881

AUTO MANUFACTURERS (0.20%)
Daihatsu Motors Co., Ltd.	7,500	115,227
Ferrari NV(a)	260	10,321
Fiat Chrysler Auto NV	3,983	27,636
Fuji Heavy Industries, Ltd.	4,900	196,542
General Motors Co.	539	15,976
Hino Motors, Ltd.	400	4,454
Honda Motor Co., Ltd.	2,900	80,031
Mazda Motor Corp.	7,300	129,551
Mitsubishi Motors Corp.	4,200	33,374
Suzuki Motor Corp.	4,800	144,953
Toyota Motor Corp.	9,600	570,933
		1,328,998

AUTO PARTS & EQUIPMENT (0.16%)
Aisin Seiki Co., Ltd.	100	4,171
Bridgestone Corp.	5,500	196,985
Continental AG	640	133,532
Denso Corp.	100	4,262
GKN PLC	24,726	98,227
JTEKT Corp.	3,300	51,981
Lear Corp.	1,434	148,892
NGK Insulators, Ltd.	2,000	40,854
NHK Spring Co., Ltd.	10,100	97,776
NOK Corp.	1,000	20,345
Tenneco, Inc.(a)	6,911	264,069
The Goodyear Tire & Rubber Co.	454	12,898
		1,073,992

BANKS (1.25%)
Banco Santander SA	42,083	179,391
Bank of America Corp.(b)	21,469	303,572
Bank of Ireland(a)	357,458	116,170
Barclays PLC	57,812	153,220
BB&T Corp.(b)	14,882	486,046
BNP Paribas SA	3,560	168,628
Capital One Financial Corp.(b)	8,524	559,345
Citigroup, Inc.(b)	18,799	800,461
Citizens Financial Group, Inc.	9,457	200,961
Comerica, Inc.	757	25,965
Cullen/Frost Bankers, Inc.	1,088	52,072
Deutsche Bank AG	5,898	104,785
DnB ASA	5,890	70,694
East West Bancorp, Inc.	1,776	57,578
Fifth Third Bancorp(b)	31,747	501,603
First Horizon National Corp.	4,885	62,186
First Republic Bank	1,203	81,804
Hokuhoku Financial Group, Inc.	51,000	93,099
HSBC Holdings PLC	13,407	94,047

Description	Shares	Value (Note 2)
BANKS (1.25%) (continued)
Huntington Bancshares, Inc.(b)	24,039	$206,255
Intesa Sanpaolo SpA	5,372	15,235
Intesa Sanpaolo SpA RSP	37,031	97,642
Investec PLC	1,557	9,848
JPMorgan Chase & Co.(b)	16,628	989,366
KBC Groep NV	2,125	121,523
Mitsubishi UFJ Financial Group, Inc.	65,500	329,705
Mizuho Financial Group, Inc.	130,800	222,349
Morgan Stanley	5,074	131,315
Popular, Inc.	2,367	59,506
Regions Financial Corp.	6,593	53,535
Royal Bank of Scotland Group PLC(a)	26,136	94,109
State Street Corp.(b)	3,517	196,002
Sumitomo Mitsui Financial Group, Inc.	2,100	69,037
SunTrust Banks, Inc.(b)	6,748	246,842
The Bank of Yokohama, Ltd.	21,000	110,182
The Chiba Bank, Ltd.	9,000	54,789
The Chugoku Bank, Ltd.	1,900	22,254
The Goldman Sachs Group, Inc.(b)	2,256	364,479
The Iyo Bank, Ltd.	3,100	25,811
The PNC Financial Services Group, Inc.(b)	2,596	224,943
Wells Fargo & Co.(b)	15,358	771,432
		8,527,786

BEVERAGES (0.15%)
Anheuser-Busch InBev NV	258	32,379
Asahi Group Holdings, Ltd.	4,700	148,960
Brown-Forman Corp., Class B	119	11,643
Carlsberg A/S, Class B	1,430	119,979
Coca-Cola Enterprises, Inc.	354	16,433
Constellation Brands, Inc., Class A(b)	1,435	218,809
Heineken Holding NV	1,648	126,130
Heineken NV	1,665	144,332
Kirin Holdings Co., Ltd.	5,100	71,383
PepsiCo, Inc.	1,130	112,209
The Coca-Cola Co.	554	23,778
		1,026,035

BIOTECHNOLOGY (0.12%)
Amgen, Inc.	1,095	167,239
Biogen, Inc.(a)	61	16,657
Celgene Corp.(a)	960	96,307
Gilead Sciences, Inc.	6,191	513,853
Regeneron Pharmaceuticals, Inc.(a)	27	11,343
		805,399

BUILDING MATERIALS (0.09%)
Asahi Glass Co., Ltd.	11,000	66,055
Continental Building Products, Inc.(a)	9,934	148,414
Daikin Industries, Ltd.	2,400	158,791
Geberit AG	46	16,247
Masco Corp.	9,399	248,040
		637,547

Description	Shares	Value (Note 2)
CHEMICALS (0.29%)
Air Water, Inc.	2,000	$31,322
Asahi Kasei Corp.	6,000	38,350
BASF SE	2,926	193,671
Daicel Corp.	7,500	108,351
EI du Pont de Nemours & Co.	1,066	56,242
Hitachi Chemical Co., Ltd.	1,900	32,722
Lonza Group AG	780	119,016
LyondellBasell Industries NV, Class A	1,357	105,805
Minerals Technologies, Inc.	4,419	181,135
Mitsui Chemicals, Inc.	9,000	38,583
PPG Industries, Inc.	3,796	361,076
Praxair, Inc.	40	4,000
Shin-Etsu Chemical Co., Ltd.	3,400	170,779
The Dow Chemical Co.	2,933	123,186
The Mosaic Co.	6,485	156,288
The Valspar Corp.	3,495	273,763
		1,994,289

COMMERCIAL SERVICES (0.41%)
Abertis Infraestructuras SA	796	11,818
Adecco SA	1,980	120,808
Aggreko PLC	564	6,855
Benesse Holdings, Inc.	2,500	69,075
Dai Nippon Printing Co., Ltd.	11,000	101,218
Equifax, Inc.(b)	4,484	474,407
EVERTEC, Inc.	6,467	88,857
H&R Block, Inc.	10,924	371,962
ManpowerGroup, Inc.(b)	4,570	348,920
Moody's Corp.(b)	1,773	158,045
New Oriental Education & Technology Group, Inc., Sponsored ADR	6,974	219,053
PayPal Holdings, Inc.(a)	8,058	291,216
Robert Half International, Inc.(b)	3,980	174,205
Secom Co., Ltd.	1,700	116,760
The Western Union Co.	6,117	109,127
Total System Services, Inc.	2,840	114,054
United Rentals, Inc.(a)	43	2,060
		2,778,440

COMPUTERS (0.39%)
Accenture PLC, Class A	122	12,876
Amdocs, Ltd.(b)	6,105	334,188
Apple, Inc.	6,316	614,799
Brocade Communications Systems, Inc.	17,564	140,161
Cognizant Technology Solutions Corp., Class A(a)	100	6,331
Computer Sciences Corp.	3,843	123,245
CSRA, Inc.	39	1,044
EMC Corp.(b)	20,088	497,580
Fortinet, Inc.(a)	1,638	46,093
Hewlett Packard Enterprise Co.	23,443	322,576
Hewlett-Packard Co.	17,071	165,759
International Business Machines Corp.	1,596	199,165
Itochu Techno-Solutions Corp.	4,900	78,358
NetApp, Inc.	449	9,847

Description	Shares	Value (Note 2)
COMPUTERS (0.39%) (continued)
Western Digital Corp.(b)	2,548	$122,253
		2,674,275

CONTAINERS & PACKAGING (0.04%)
WestRock Co.	6,751	238,175

COSMETICS & PERSONAL CARE (0.08%)
Beiersdorf AG	293	27,005
Colgate-Palmolive Co.	1,734	117,097
Kao Corp.	2,000	105,646
Svenska Cellulosa AB SCA, Class B	3,991	117,583
The Procter & Gamble Co.	2,048	167,301
		534,632

DISTRIBUTION & WHOLESALE (0.10%)
Arrow Electronics, Inc.(a)(b)	7,787	401,809
Genuine Parts Co.	278	23,955
ITOCHU Corp.	11,800	136,212
Marubeni Corp.	16,000	75,411
Mitsubishi Corp.	200	3,148
Wolseley PLC	176	8,685
		649,220

DIVERSIFIED FINANCIAL SERVICES (0.47%)
Aberdeen Asset Management PLC	24,600	86,405
AEON Financial Service Co., Ltd.	1,300	29,379
Alliance Data Systems Corp.(a)	878	175,416
Ally Financial, Inc.(a)	15,670	248,370
American Express Co.	820	43,870
Ameriprise Financial, Inc.	125	11,331
BlackRock, Inc.	54	16,970
Brait SE(a)	5,924	61,327
CME Group, Inc.	573	51,484
Daiwa Securities Group, Inc.	20,000	123,983
Discover Financial Services(b)	10,751	492,288
E*Trade Financial Corp.(a)	390	9,188
Intercontinental Exchange, Inc.	46	12,135
Intermediate Capital Group PLC	3,674	30,468
Lazard, Ltd., Class A	1,386	49,882
Legg Mason, Inc.	2,414	73,917
MasterCard, Inc., Class A	213	18,963
Navient Corp.	20,891	199,718
Nomura Holdings, Inc.	18,500	99,327
ORIX Corp.	5,900	82,190
Partners Group Holding AG	485	174,356
Raymond James Financial, Inc.(b)	4,264	186,806
SLM Corp.(a)	33,912	217,037
Synchrony Financial(a)	3,649	103,705
T Rowe Price Group, Inc.	1,524	108,128
TD Ameritrade Holding Corp.(b)	6,468	178,387
The Charles Schwab Corp.(b)	7,265	185,475
The NASDAQ OMX Group, Inc.	1,367	84,754

Description	Shares	Value (Note 2)
DIVERSIFIED FINANCIAL SERVICES (0.47%) (continued)
Visa, Inc., Class A	651	$48,493
		3,203,752

ELECTRIC (0.23%)
AES Corp.	33,954	322,563
Ameren Corp.	784	35,217
Calpine Corp.(a)	4,955	75,861
Chubu Electric Power Co., Inc.	6,200	78,534
Consolidated Edison, Inc.	178	12,351
Duke Energy Corp.	52	3,916
E.ON SE	14,309	146,096
Edison International	274	16,933
EDP - Energias de Portugal SA	34,789	121,239
Electric Power Development Co., Ltd.	900	29,959
Endesa SA	3,172	61,045
Enel SpA	16,295	66,514
Engie SA	6,505	103,554
Entergy Corp.	684	48,277
Exelon Corp.	4,011	118,605
FirstEnergy Corp.	234	7,736
Iberdrola SA	5,962	41,645
MDU Resources Group, Inc.	1,945	32,832
NRG Energy, Inc.	550	5,852
Public Service Enterprise Group, Inc.	1,356	56,003
RWE AG	895	12,478
The Chugoku Electric Power Co., Inc.	8,100	106,715
The Kansai Electric Power Co., Inc.(a)	1,800	19,262
Tohoku Electric Power Co., Inc.	4,200	51,969
Tokyo Electric Power Co., Inc.(a)	2,700	13,381
		1,588,537

ELECTRICAL COMPONENTS & EQUIPMENT (0.02%)
Brother Industries, Ltd.	1,500	14,855
Emerson Electric Co.	2,061	94,765
		109,620

ELECTRONICS (0.35%)
Agilent Technologies, Inc.	1,023	38,516
Alps Electric Co., Ltd.	2,700	52,142
Avnet, Inc.	6,948	277,364
Corning, Inc.	3,121	58,082
Flextronics International, Ltd.(a)(b)	41,919	439,311
Hirose Elect Co., Ltd.	700	78,057
Hitachi High-Technologies Corp.	2,400	66,906
Honeywell International, Inc.(b)	2,914	300,725
Hoya Corp.	4,200	159,584
Jabil Circuit, Inc.(b)	26,524	528,093
Keyence Corp.	300	138,570
Kyocera Corp.	700	28,691
Murata Manufacturing Co., Ltd.	1,100	124,433
TE Connectivity, Ltd.	1,670	95,457
		2,385,931

Description	Shares	Value (Note 2)
ENERGY & ALTERNATE SOURCES (0.00%)(c)
First Solar, Inc.(a)	35	$2,403

ENGINEERING & CONSTRUCTION (0.07%)
ACS Actividades de Construccion y Servicios SA	3,606	91,058
Aena SA(a)(d)(e)	1,070	118,521
Bouygues SA	3,107	121,388
Jacobs Engineering Group, Inc.(a)	277	10,867
Japan Airport Terminal Co., Ltd.	800	31,388
Kajima Corp.	21,000	117,259
Obayashi Corp.	1,000	8,904
		499,385

ENTERTAINMENT (0.03%)
Six Flags Entertainment Corp.	4,090	205,604

FOOD (0.19%)
Associated British Foods PLC	1,883	84,517
Campbell Soup Co.	357	20,138
Carrefour SA	4,428	125,822
Danone SA	605	41,585
General Mills, Inc.	1,311	74,085
Ingredion, Inc.	310	31,223
Koninklijke Ahold NV	6,404	144,473
METRO AG	2,326	65,400
Mondelez International, Inc., Class A	2,930	126,283
Nestle SA	3,129	229,708
Nissin Foods Holdings Co., Ltd.	1,500	75,579
Pilgrim's Pride Corp.(a)	729	16,169
Seven & I Holdings Co., Ltd.	1,700	74,591
The Kroger Co.	711	27,594
Toyo Suisan Kaisha, Ltd.	400	13,662
Tyson Foods, Inc., Class A(b)	2,741	146,260
		1,297,089

FOREST PRODUCTS & PAPER (0.04%)
Domtar Corp.	752	24,252
International Paper Co.	653	22,339
Mondi PLC	6,694	108,355
UPM-Kymmene OYJ	7,032	113,886
		268,832

GAS (0.01%)
National Fuel Gas Co.	585	26,518
Osaka Gas Co., Ltd.	18,000	67,412
UGI Corp.	194	6,596
		100,526

HAND & MACHINE TOOLS (0.12%)
Fuji Electric Holdings Co., Ltd.	26,000	88,696
Schindler Holding AG	721	110,858
Schindler Holding AG, Participation Certificates	760	116,039

Description	Shares	Value (Note 2)
HAND & MACHINE TOOLS (0.12%) (continued)
Stanley Black & Decker, Inc.(b)	5,327	$502,549
		818,142

HEALTHCARE - PRODUCTS (0.17%)
Abbott Laboratories	260	9,841
CR Bard, Inc.	73	13,379
Edwards Lifesciences Corp.(a)	156	12,201
Hologic, Inc.(a)	1,869	63,434
Intuitive Surgical, Inc.(a)	36	19,471
Lifco AB, Class B	716	15,856
Medtronic PLC	3,419	259,570
Sonova Holding AG	948	113,462
St Jude Medical, Inc.	5,480	289,673
Terumo Corp.	100	3,122
Zimmer Biomet Holdings, Inc.(b)	3,657	362,994
		1,163,003

HEALTHCARE - SERVICES (0.26%)
Aetna, Inc.	248	25,256
Anthem, Inc.	3,886	507,084
Centene Corp.(a)	94	5,834
Cigna Corp.	2,495	333,332
DaVita HealthCare Partners, Inc.(a)	2,875	192,970
HCA Holdings, Inc.(a)	119	8,280
Health Net, Inc.(a)	208	13,774
ICON PLC(a)	3,570	235,870
Laboratory Corp. of America Holdings(a)	3,061	343,903
Quest Diagnostics, Inc.	101	6,633
UnitedHealth Group, Inc.	942	108,481
Universal Health Services, Inc., Class B	38	4,280
		1,785,697

HOLDING COMPANIES - DIVERS (0.02%)
Ackermans & van Haaren NV	278	35,973
Leucadia National Corp.	3,875	64,170
Schouw & Co.	275	16,187
Wendel SA	507	50,700
		167,030

HOME BUILDERS (0.06%)
Barratt Developments PLC	14,164	120,993
Iida Group Holdings Co., Ltd.	6,100	106,869
PulteGroup, Inc.	11,752	196,963
		424,825

HOME FURNISHINGS (0.03%)
Leggett & Platt, Inc.	499	20,713
Panasonic Corp.	19,100	175,752
Sony Corp.	500	10,420
		206,885

HOUSEHOLD PRODUCTS & WARES (0.01%)
Henkel AG & Co. KGaA	1,082	99,455

Description	Shares	Value (Note 2)
HOUSEWARES (0.14%)
Avery Dennison Corp.(b)	8,417	$512,511
Newell Rubbermaid, Inc.(b)	11,370	440,929
The Clorox Co.	28	3,613
		957,053

INSURANCE (0.90%)
Admiral Group PLC	4,589	115,999
Aflac, Inc.	2,206	127,860
Alleghany Corp.(a)	571	272,892
Allianz SE	1,339	215,623
American International Group, Inc.	4,210	237,781
AmTrust Financial Services, Inc.	1,105	63,195
Aon PLC	4,524	397,343
Aspen Insurance Holdings, Ltd.	398	18,511
Aviva PLC	18,462	126,482
AXA SA	7,071	174,419
Baloise Holding AG	971	118,490
Berkshire Hathaway, Inc., Class B(a)(b)	5,534	718,147
Chubb, Ltd.(b)	3,728	421,525
Cincinnati Financial Corp.	215	12,390
CNA Financial Corp.	2,041	67,822
CNO Financial Group, Inc.	12,070	210,018
Legal & General Group PLC	38,027	131,940
Marsh & McLennan Cos., Inc.	368	19,625
MetLife, Inc.(b)	5,199	232,135
MS&AD Insurance Group Holdings, Inc.	2,900	77,252
Principal Financial Group, Inc.	80	3,040
Prudential Financial, Inc.	549	38,474
Swiss Re AG	369	34,150
The Allstate Corp.(b)	7,375	446,925
The Dai-ichi Life Insurance Co., Ltd.	9,000	121,435
The Progressive Corp.	4,253	132,906
The Travelers Companies, Inc.(b)	3,134	335,463
Tokio Marine Holdings, Inc.	4,500	157,899
Unum Group	10,419	298,400
Validus Holdings, Ltd.	2,951	130,552
WR Berkley Corp.	4,729	237,159
XL Group PLC(b)	12,600	456,876
		6,152,728

INTERNET (0.39%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	2,891	193,784
Alphabet, Inc., Class A(a)	496	377,629
Alphabet, Inc., Class C(a)	253	187,966
Amazon.com, Inc.(a)	231	135,597
Baidu, Inc., Sponsored ADR(a)	829	135,351
CDW Corp.	10,480	402,956
eBay, Inc.(a)(b)	16,169	379,325
Expedia, Inc.(b)	1,498	151,358
F5 Networks, Inc.(a)	606	56,831
Facebook, Inc., Class A(a)	961	107,834
IAC/InterActiveCorp	3,700	192,178
Mixi, Inc.	200	6,294
Netflix, Inc.(a)	46	4,225
Nexon Co., Ltd.	4,300	68,834

Description	Shares	Value (Note 2)
INTERNET (0.39%) (continued)
Phoenix New Media, Ltd., ADR(a)	12,074	$53,971
Qihoo 360 Technology Co., Ltd., ADR(a)	1,846	132,377
Rocket Internet SE(a)(d)(e)	1,191	25,804
Safeguard Scientifics, Inc.(a)	347	4,511
Symantec Corp.	638	12,658
The Priceline Group, Inc.(a)	18	19,169
		2,648,652

INVESTMENT COMPANIES (0.08%)
American Capital, Ltd.(a)	2,844	39,873
Apollo Investment Corp.	4,479	22,709
Ares Capital Corp.	4,271	59,367
BlackRock Capital Investment Corp.	919	8,032
Capital Southwest Corp.	531	7,567
China Merchants China Direct Investments, Ltd.	4,000	5,634
Compass Diversified Holdings	640	9,805
EXOR SpA	2,652	85,986
Fifth Street Finance Corp.	1,724	9,896
FS Investment Corp.	4,267	34,520
Golub Capital BDC, Inc.	586	9,106
Hercules Technology Growth Capital, Inc.	953	10,464
Investor AB, Class B	2,604	86,669
Main Street Capital Corp.	524	15,138
Medley Capital Corp.	818	5,472
Melrose Industries PLC	2,015	8,537
New Mountain Finance Corp.	1,437	16,899
PennantPark Investment Corp.	1,034	5,491
Prospect Capital Corp.	4,873	29,579
Solar Capital, Ltd.	504	8,175
TCP Capital Corp.	568	7,594
TICC Capital Corp.	885	4,407
TPG Specialty Lending, Inc.	552	8,838
Triangle Capital Corp.	422	7,566
Zeder Investments, Ltd.	24,536	7,352
		514,676

IRON & STEEL (0.04%)
Hitachi Metals, Ltd.	300	3,303
JFE Holdings, Inc.	2,500	33,164
Kobe Steel, Ltd.	44,000	41,796
Nippon Steel & Sumitomo Metal Corp.	5,300	93,072
Nucor Corp.	2,137	83,493
		254,828

LEISURE TIME (0.02%)
Carnival Corp.	273	13,140
Carnival PLC	2,265	112,313
		125,453

LODGING (0.00%)(c)
Starwood Hotels & Resorts Worldwide, Inc.	52	3,236
Wyndham Worldwide Corp.	104	6,750
		9,986

Description	Shares	Value (Note 2)
MACHINERY - CONSTRUCTION & MINING (0.05%)
ABB, Ltd.	9,362	$160,580
Atlas Copco AB, Class B	3,502	71,069
Hitachi Construction Machinery Co., Ltd.	6,900	98,714
		330,363

MACHINERY - DIVERSIFIED (0.07%)
Amada Holdings Co., Ltd.	400	3,704
Deere & Co.	1,467	112,974
FANUC Corp.	200	26,118
Hollysys Automation Technologies, Ltd.	4,845	89,196
Kawasaki Heavy Industries, Ltd.	32,000	97,006
Mitsubishi Heavy Industries, Ltd.	1,000	3,854
Nabtesco Corp.	1,500	25,461
Rockwell Automation, Inc.	244	23,319
Sumitomo Heavy Industries, Ltd.	15,000	58,109
Xylem, Inc.	108	3,883
		443,624

MEDIA (0.44%)
CBS Corp., Class B(b)	4,203	199,643
Comcast Corp., Class A(b)	13,051	727,071
Discovery Communications, Inc., Class A(a)	2,417	66,685
Discovery Communications, Inc., Class C(a)	209	5,687
ITV PLC	33,871	128,765
Liberty Broadband Corp., Class C(a)(b)	2,656	124,832
Liberty Global PLC LiLAC, Class C(a)	597	22,000
Liberty Global PLC, Class C(a)	15,668	521,901
Liberty Media Corp., Class C(a)(b)	4,741	168,732
News Corp., Class A	258	3,346
Starz, Class A(a)	4,568	129,868
TEGNA, Inc.	8,801	211,312
The Walt Disney Co.	620	59,408
Time Warner Cable, Inc.	235	42,772
Time Warner, Inc.	3,098	218,223
Time, Inc.(b)	5,818	87,270
Twenty-First Century Fox, Inc., Class A	3,186	85,927
Viacom, Inc., Class B	477	21,770
Vivendi SA	6,720	145,814
		2,971,026

METAL FABRICATE & HARDWARE (0.00%)(c)
NSK, Ltd.	300	3,048

MINING (0.03%)
Barrick Gold Corp.	17,409	172,523

MISCELLANEOUS MANUFACTURING (0.29%)
3M Co.	1,145	172,895
Danaher Corp.(b)	5,766	499,624
Dover Corp.	1,747	102,112
FUJIFILM Holdings Corp.	3,400	129,131
General Electric Co.	6,343	184,581
Illinois Tool Works, Inc.	1,151	103,671

Description	Shares	Value (Note 2)
MISCELLANEOUS MANUFACTURING (0.29%) (continued)
Ingersoll-Rand PLC(b)	6,788	$349,378
Konica Minolta, Inc.	400	3,307
Parker-Hannifin Corp.	124	12,048
Textron, Inc.(b)	11,502	393,599
		1,950,346

OFFICE & BUSINESS EQUIPMENT (0.03%)
Canon, Inc.	7,100	195,995
Pitney Bowes, Inc.	798	15,625
		211,620

OIL & GAS (1.00%)
Anadarko Petroleum Corp.	9,013	352,318
Antero Resources Corp.(a)	177	4,809
BP PLC	49,226	263,804
Canadian Natural Resources, Ltd.(b)	9,061	192,637
Chevron Corp.	1,325	114,573
CVR Energy, Inc.	1,318	46,156
Devon Energy Corp.	728	20,311
Diamondback Energy, Inc.(a)	9,572	723,165
Energen Corp.(b)	9,176	323,638
EOG Resources, Inc.	6,054	429,955
EP Energy Corp., Class A(a)	16,798	62,825
EQT Corp.	3,331	205,656
Exxon Mobil Corp.	10,549	821,240
Galp Energia SGPS SA	5,358	63,325
Hess Corp.	189	8,033
Idemitsu Kosan Co., Ltd.	3,300	48,656
Inpex Corp.	12,900	112,255
Kosmos Energy, Ltd.(a)	17,696	80,871
Marathon Oil Corp.	5,690	55,364
Marathon Petroleum Corp.	6,075	253,874
Murphy Oil Corp.	507	9,942
Occidental Petroleum Corp.	6,963	479,263
OMV AG	4,344	111,317
Parsley Energy, Inc., Class A(a)(b)	35,540	684,500
Phillips 66	5,548	444,672
Rice Energy, Inc.(a)(b)	7,749	90,431
Royal Dutch Shell PLC, Class A	286	6,186
RSP Permian, Inc.(a)	14,110	332,290
Showa Shell Sekiyu KK	500	4,023
Southwestern Energy Co.(a)	729	6,481
Tesoro Corp.	457	39,873
TOTAL SA	630	27,927
Transocean, Ltd.	807	8,409
Valero Energy Corp.	4,081	276,977
Western Refining, Inc.	2,493	82,020
WPX Energy, Inc.(a)	9,964	54,005
		6,841,781

OIL & GAS SERVICES (0.02%)
Baker Hughes, Inc.	766	33,329
Cameron International Corp.(a)	488	32,042
Halliburton Co.	67	2,130

Description	Shares	Value (Note 2)
OIL & GAS SERVICES (0.02%) (continued)
Schlumberger, Ltd.	764	$55,214
		122,715

PACKAGING & CONTAINERS (0.24%)
Ball Corp.	40	2,673
Berry Plastics Group, Inc.(a)	12,499	388,719
Crown Holdings, Inc.(a)(b)	8,676	398,055
Graphic Packaging Holding Co.(b)	48,875	555,220
Packaging Corp. of America	5,955	302,693
		1,647,360

PHARMACEUTICALS (0.96%)
AbbVie, Inc.	5,093	279,606
Actelion, Ltd.	967	126,592
Allergan PLC(a)	24	6,826
AmerisourceBergen Corp.	438	39,227
Astellas Pharma, Inc.	16,000	218,065
AstraZeneca PLC	96	6,138
Bayer AG	2,125	238,028
Cardinal Health, Inc.(b)	5,436	442,327
Chugai Pharmaceutical Co., Ltd.	2,400	72,457
Daiichi Sankyo Co., Ltd.	6,900	141,431
Eisai Co., Ltd.	2,200	130,657
Endo International PLC(a)	2,064	114,490
Express Scripts Holding Co.(a)(b)	6,247	448,972
GlaxoSmithKline PLC	1,666	34,160
Hisamitsu Pharmaceutical Co., Inc.	800	35,485
Johnson & Johnson	7,624	796,251
McKesson Corp.(b)	2,086	335,804
Medipal Holdings Corp.	3,900	62,334
Merck & Co., Inc.	10,109	512,223
Novartis AG	2,018	154,647
Novartis AG, Sponsored ADR	3,250	253,403
Novo Nordisk A/S, Class B	4,909	270,711
Orion OYJ, Class B	145	4,760
Perrigo Co. PLC	2,164	312,871
Pfizer, Inc.	25,012	762,616
Roche Holding AG	619	159,471
Sanofi	502	41,629
Shire PLC	2,603	145,022
Sumitomo Dainippon Pharma Co., Ltd.	3,800	41,715
Takeda Pharmaceutical Co., Ltd.	900	42,917
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,349	267,377
UCB SA	453	38,582
Zoetis, Inc.	450	19,373
		6,556,167

PIPELINES (0.00%)(c)
Oneok, Inc.	219	5,455

PRIVATE EQUITY (0.09%)
3i Group PLC	12,708	80,036
Alaris Royalty Corp.	525	8,908
Allied Minds PLC(a)	400	1,610

Description	Shares	Value (Note 2)
PRIVATE EQUITY (0.09%) (continued)
Altamir	666	$7,258
Apollo Global Management LLC, Class A	1,856	25,204
AURELIUS SE & Co. KGaA	409	20,651
Bure Equity AB	1,269	9,424
Deutsche Beteiligungs AG	252	7,475
Eurazeo SA	1,015	61,971
Gimv NV	594	28,571
IP Group PLC(a)	7,649	20,283
Jafco Co., Ltd.	900	28,584
KKR & Co. LP	5,648	76,982
Onex Corp.	1,559	93,179
Ratos AB, Class B	3,780	20,221
The Blackstone Group LP	3,006	78,968
The Carlyle Group LP	2,131	29,152
		598,477

REAL ESTATE (0.05%)
Daito Trust Construction Co., Ltd.	500	62,900
Mitsubishi Estate Co., Ltd.	8,000	156,445
Nomura Real Estate Holdings, Inc.	6,500	112,427
Tokyo Tatemono Co., Ltd.	400	4,236
		336,008

REAL ESTATE INVESTMENT TRUSTS (0.14%)
American Homes 4 Rent, Class A	6,064	90,899
American Residential Properties, Inc.	4,934	83,582
Apartment Investment & Management Co., Class A	929	36,370
Boston Properties, Inc.(b)	809	94,014
Brixmor Property Group, Inc.	1,571	41,820
CBL & Associates Properties, Inc.	2,409	25,897
Digital Realty Trust, Inc.	905	72,472
Equity Residential	275	21,200
Host Hotels & Resorts, Inc.	12,372	171,352
Japan Prime Realty Investment Corp.	1	3,572
Japan Retail Fund Investment Corp.	19	39,973
LaSalle Hotel Properties	1,893	41,949
Nippon Prologis REIT, Inc.	3	5,298
Public Storage	96	24,342
Simon Property Group, Inc.	277	51,600
SL Green Realty Corp.	941	90,910
Sunstone Hotel Investors, Inc.	6,318	75,058
		970,308

RETAIL (0.39%)
ABC-Mart, Inc.	1,100	59,059
Advance Auto Parts, Inc.	12	1,825
Aeon Co., Ltd.	3,300	43,531
AutoZone, Inc.(a)	38	29,161
Best Buy Co., Inc.	426	11,898
CVS Health Corp.(b)	4,191	404,809
Darden Restaurants, Inc.	69	4,351
Don Quijote Holdings Co., Ltd.	100	3,325
FamilyMart Co., Ltd.	2,100	97,138
GNC Holdings, Inc., Class A	1,830	51,258
Isetan Mitsukoshi Holdings, Ltd.	4,800	59,988

Description	Shares	Value (Note 2)
RETAIL (0.39%) (continued)
J Front Retailing Co., Ltd.	6,900	$93,755
Liberty Interactive Corp. QVC Group, Class A(a)	2,725	71,013
Lowe's Companies, Inc.	3,493	250,308
Office Depot, Inc.(a)	18,944	97,562
O'Reilly Automotive, Inc.(a)	500	130,450
Pandora A/S	1,012	134,708
PVH Corp.	227	16,657
Starbucks Corp.	2,302	139,892
Target Corp.	5,776	418,298
The Home Depot, Inc.	422	53,071
The Michaels Cos, Inc.(a)	8,528	185,910
The TJX Companies, Inc.	361	25,718
Wal-Mart Stores, Inc.	3,813	253,031
		2,636,716

SAVINGS & LOANS (0.01%)
Investors Bancorp, Inc.	7,931	92,713

SEMICONDUCTORS (0.27%)
Analog Devices, Inc.	402	21,652
ARM Holdings PLC	10,041	142,073
ASML Holding NV	461	42,060
Avago Technologies, Ltd.	4,228	565,326
Broadcom Corp., Class A	197	10,770
Intel Corp.	1,299	40,295
NVIDIA Corp.	1,035	30,315
ON Semiconductor Corp.(a)(b)	35,324	302,373
Qorvo, Inc.(a)	2,926	115,870
Skyworks Solutions, Inc.	43	2,963
Texas Instruments, Inc.(b)	10,712	566,986
Xilinx, Inc.	146	7,339
		1,848,022

SHIPBUILDING (0.06%)
Huntington Ingalls Industries, Inc.(b)	3,202	409,472

SOFTWARE (0.41%)
Activision Blizzard, Inc.(b)	10,143	353,179
Actua Corp.(a)	474	4,484
Adobe Systems, Inc.(a)	162	14,439
Amadeus IT Holding SA, Class A	3,266	132,730
Citrix Systems, Inc.(a)	969	68,276
Electronic Arts, Inc.(a)	1,459	94,171
Fidelity National Information Services, Inc.	4,419	263,947
GungHo Online Entertainment, Inc.	2,100	5,516
Intuit, Inc.	348	33,237
Konami Holdings Corp.	1,900	43,410
Microsoft Corp.(b)	14,055	774,290
NetEase, Inc., ADR(b)	1,603	250,292
Oracle Corp.(b)	18,577	674,531
Red Hat, Inc.(a)	314	21,996
salesforce.com, Inc.(a)	176	11,979

Description	Shares	Value (Note 2)
SOFTWARE (0.41%) (continued)
The Dun & Bradstreet Corp.	704	$69,288
		2,815,765

TELECOMMUNICATIONS (0.38%)
AT&T, Inc.	3,146	113,445
BT Group PLC	28,465	196,654
CenturyLink, Inc.	3,622	92,071
Cisco Systems, Inc.(b)	15,309	364,201
Deutsche Telekom AG	11,203	194,362
Eutelsat Communications SA	3,747	120,820
Hikari Tsushin, Inc.	500	32,586
Juniper Networks, Inc.	754	17,794
KDDI Corp.	9,400	233,554
Motorola Solutions, Inc.(b)	1,914	127,798
Nippon Telegraph & Telephone Corp.	2,400	99,675
NTT DOCOMO, Inc.	3,000	62,619
Orange SA	9,478	167,669
Proximus SADP	2,648	91,077
SoftBank Corp.	1,600	69,583
Verizon Communications, Inc.	12,495	624,375
Vodafone Group PLC	5,290	16,877
		2,625,160

TEXTILES (0.00%)(c)
Mohawk Industries, Inc.(a)	25	4,160

TOYS, GAMES & HOBBIES (0.00%)(c)
Hasbro, Inc.	122	9,062

TRANSPORTATION (0.11%)
AP Moeller-Maersk A/S, Class B	81	103,705
Central Japan Railway Co.	1,200	219,105
CH Robinson Worldwide, Inc.	146	9,456
DSV A/S	2,837	109,996
East Japan Railway Co.	100	9,078
Expeditors International of Washington, Inc.	544	24,545
Hankyu Hanshin Holdings	14,000	86,152
Kamigumi Co., Ltd.	4,000	35,485
Nippon Express Co., Ltd.	11,000	50,700
Nippon Yusen KK	12,000	25,375
Royal Mail PLC	5,707	37,342
Union Pacific Corp.	38	2,736
United Parcel Service, Inc., Class B	337	31,408
		745,083

WATER (0.00%)(c)
PICO Holdings, Inc.(a)	470	4,127

TOTAL COMMON STOCKS
(Cost $87,601,125)		87,191,734

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (0.33%)
iShares® Europe ETF	993	$37,694
iShares® iBoxx $ Investment Grade Corporate Bond ETF	6,900	787,635
iShares® JP Morgan USD Emerging Markets Bond ETF	11,082	1,172,697
iShares® MSCI Japan ETF	8,491	97,647
iShares® Russell 1000 Value ETF	849	78,694
SPDR® S&P 500® ETF Trust	405	78,517
		2,252,884

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,291,661)		2,252,884

LIMITED PARTNERSHIPS (0.01%)
OIL & GAS (0.01%)
Viper Energy Partners LP	5,852	85,030

TOTAL LIMITED PARTNERSHIPS
(Cost $122,912)		85,030

OPEN-END MUTUAL FUNDS (64.71%)
AQR Multi Strategy Alternative Fund, Class I	7,239,441	71,018,913
AQR Risk Parity Fund, Class I	6,938,636	63,280,360
Credit Suisse Floating Rate High Income Fund, Institutional Class	139,231	899,431
Diamond Hill Long-Short Fund, Class Y	2,491,230	56,550,916
FPA Crescent Fund	2,394,160	70,603,788
Morgan Stanley Institutional Fund, Inc. - Multi-Asset Portfolio, Class I	5,560,535	56,717,456
Nuveen Symphony Floating Rate Income Fund, Class I	301,756	5,676,027
PIMCO Short-Term Fund, Institutional Class	12,072,515	116,861,941
		441,608,832

TOTAL OPEN-END MUTUAL FUNDS
(Cost $453,728,570)		441,608,832

PREFERRED STOCKS (0.06%)
HOUSEHOLD PRODUCTS & WARES (0.02%)
Henkel AG & Co. KGaA	1,283	135,888

OIL & GAS (0.00%)(c)
Fuchs Petrolub AG	661	26,978

PIPELINES (0.04%)
Kinder Morgan, Inc.	6,275	270,766

TOTAL PREFERRED STOCKS
(Cost $427,762)		433,632

Description	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (0.13%)
Honda Auto Receivables Owner Trust 2015-3 A2
0.92%, 11/20/2017	$660,000	660,198

Description	Principal Amount	Value (Note 2)
Toyota Auto Receivables Owner Trust 2015-A A2
0.71%, 07/17/2017	$197,247	$197,157
		857,355

TOTAL ASSET-BACKED SECURITIES
(Cost $857,237)		857,355

CORPORATE BONDS (1.79%)
ADVERTISING (0.00%)(c)
The Interpublic Group of Companies, Inc.
4.20%, 04/15/2024	24,000	24,012

AEROSPACE & DEFENSE (0.04%)
BAE Systems Holdings, Inc.
3.80%, 10/07/2024(d)	25,000	25,333
4.75%, 10/07/2044(d)	16,000	16,122
Harris Corp.
4.85%, 04/27/2035	22,000	22,132
5.05%, 04/27/2045	22,000	22,299
L-3 Communications Corp.
3.95%, 05/28/2024	4,000	3,809
Lockheed Martin Corp.
4.70%, 05/15/2046	12,000	12,754
Moog, Inc.
5.25%, 12/01/2022(d)	40,000	40,500
Orbital ATK, Inc.
5.50%, 10/01/2023(d)	37,000	37,740
The Boeing Co.
0.95%, 05/15/2018	54,000	53,638
2.20%, 10/30/2022	17,000	16,938
		251,265

AIRLINES (0.02%)
Air Canada
6.75%, 10/01/2019(d)	40,000	41,100
Allegiant Travel Co.
5.50%, 07/15/2019	40,000	39,950
United Airlines 2013-1 Class B Pass Through Trust
5.38%, 08/15/2021	27,289	27,733
		108,783

AUTO MANUFACTURERS (0.03%)
American Honda Finance Corp.
1.20%, 07/14/2017	93,000	92,922
Hyundia Capital America
2.40%, 10/30/2018(d)	39,000	39,080
JB Poindexter & Co., Inc.
9.00%, 04/01/2022(d)	21,000	21,735
Paccar Financial Corp.
2.20%, 09/15/2019	63,000	63,545
Toyota Motor Credit Corp.
1.55%, 07/13/2018	11,000	11,028
		228,310

Description	Principal Amount	Value (Note 2)
BANKS (0.42%)
Abbey National Treasury Services PLC
1.38%, 03/13/2017	$25,000	$24,999
Bank of America Corp.
2.63%, 10/19/2020	11,000	10,885
4.25%, 10/22/2026	62,000	61,294
7.25%, 10/15/2025	7,000	8,691
Bank of America Corp., Series L
2.60%, 01/15/2019	61,000	61,286
3.95%, 04/21/2025	23,000	22,474
BankUnited, Inc.
4.88%, 11/17/2025	38,000	37,731
BNP Paribas SA
7.38%, Perpetual Maturity(d)(f)(g)	225,000	221,062
Citigroup, Inc.
3.88%, 03/26/2025	9,000	8,680
4.40%, 06/10/2025	84,000	83,905
4.45%, 09/29/2027	20,000	19,832
6.00%, 10/31/2033	10,000	11,066
Credit Agricole SA
8.13%, Perpetual Maturity(d)(f)(g)	250,000	250,388
Credit Suisse New York
1.70%, 04/27/2018	38,000	37,853
Fifth Third Bancorp, Series J
4.90%, Perpetual Maturity(f)(g)	48,000	43,560
First Horizon National Corp.
3.50%, 12/15/2020	57,000	56,975
HSBC Holdings PLC
5.63%, Perpetual Maturity(f)(g)	210,000	204,894
JPMorgan Chase & Co.
3.25%, 09/23/2022	71,000	71,575
4.95%, 06/01/2045	9,000	9,051
JPMorgan Chase & Co., Series U
6.13%, Perpetual Maturity(f)(g)	9,000	9,042
Lloyds Bank PLC
6.50%, 09/14/2020(d)	100,000	114,977
Lloyds Banking Group PLC
7.50%, Perpetual Maturity(f)(g)	205,000	212,688
Morgan Stanley
2.80%, 06/16/2020	11,000	11,051
4.10%, 05/22/2023	87,000	88,230
4.75%, 03/22/2017	41,000	42,476
5.00%, 11/24/2025	22,000	23,251
Nordea Bank AB
5.50%, Perpetual Maturity(d)(f)(g)	215,000	206,938
Regions Financial Corp.
7.38%, 12/10/2037	71,000	92,240
Royal Bank of Canada
4.65%, 01/27/2026	27,000	27,045
Royal Bank of Scotland Group PLC
8.00%, Perpetual Maturity(f)(g)	230,000	236,613
Standard Chartered PLC
6.50%, Perpetual Maturity(d)(f)(g)	215,000	203,475
The Bank of New York Mellon Corp., Series E
4.95%, Perpetual Maturity(f)(g)	24,000	23,708
The Bank of Nova Scotia
4.50%, 12/16/2025	32,000	31,703

Description	Principal Amount	Value (Note 2)
BANKS (0.42%) (continued)
The Goldman Sachs Group, Inc.
4.25%, 10/21/2025	$38,000	$38,000
4.75%, 10/21/2045	11,000	10,947
5.15%, 05/22/2045	12,000	11,698
6.13%, 02/15/2033	23,000	26,744
6.75%, 10/01/2037	70,000	81,151
The Goldman Sachs Group, Inc., Series M
5.38%, Perpetual Maturity(f)(g)	10,000	9,775
Wells Fargo & Co.
4.30%, 07/22/2027	19,000	19,573
4.90%, 11/17/2045	25,000	25,305
Wells Fargo & Co., Series U
5.88%, Perpetual Maturity(f)(g)	22,000	23,168
Wells Fargo Capital X
5.95%, 12/15/2036	17,000	17,342
		2,833,341

BEVERAGES (0.03%)
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/2017	46,000	45,996
1.90%, 02/01/2019	13,000	13,030
2.65%, 02/01/2021	26,000	26,194
3.30%, 02/01/2023	12,000	12,212
3.65%, 02/01/2026	16,000	16,214
4.70%, 02/01/2036	47,000	47,872
4.90%, 02/01/2046	29,000	30,113
Diageo Capital PLC
5.75%, 10/23/2017	28,000	29,937
		221,568

BIOTECHNOLOGY (0.00%)(c)
Celgene Corp.
5.00%, 08/15/2045	18,000	18,048
Gilead Sciences, Inc.
4.75%, 03/01/2046	9,000	9,221
		27,269

BUILDING MATERIALS (0.01%)
Building Materials Corp. of America
6.00%, 10/15/2025(d)	50,000	51,375

CHEMICALS (0.04%)
Airgas, Inc.
3.05%, 08/01/2020	12,000	12,135
Chemtura Corp.
5.75%, 07/15/2021	40,000	39,900
Eco Services Operations LLC / Eco Finance Corp.
8.50%, 11/01/2022(d)	45,000	39,375
Lubrizol Corp.
6.50%, 10/01/2034	14,000	17,861
NOVA Chemicals Corp.
5.00%, 05/01/2025(d)	45,000	42,300
RPM International, Inc.
5.25%, 06/01/2045	57,000	55,201

Description	Principal Amount	Value (Note 2)
CHEMICALS (0.04%) (continued)
The Valspar Corp.
3.95%, 01/15/2026	$15,000	$15,122
Tronox Finance LLC
7.50%, 03/15/2022(d)	25,000	15,125
		237,019

COMMERCIAL SERVICES (0.04%)
Automatic Data Processing, Inc.
2.25%, 09/15/2020	5,000	5,077
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/2019	46,000	42,780
Harland Clarke Holdings Corp.
6.88%, 03/01/2020(d)	55,000	46,063
President and Fellows of Harvard College
3.62%, 10/01/2037	34,000	34,431
Quad Graphics, Inc.
7.00%, 05/01/2022	60,000	39,600
Team Health, Inc.
7.25%, 12/15/2023(d)	36,000	37,710
United Rentals North
5.50%, 07/15/2025	40,000	35,900
		241,561

COMPUTERS (0.03%)
Apple, Inc.
2.85%, 05/06/2021	28,000	28,984
Everi Payments, Inc.
10.00%, 01/15/2022	45,000	38,925
Hewlett-Packard Co.
4.90%, 10/15/2025(d)	21,000	19,957
6.00%, 09/15/2041	86,000	69,982
6.20%, 10/15/2035(d)	26,000	23,536
6.35%, 10/15/2045(d)	23,000	20,896
		202,280

CONTAINERS & PACKAGING (0.01%)
Brambles USA, Inc.
4.13%, 10/23/2025(d)	12,000	12,280
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	20,000	21,500
		33,780

DISTRIBUTION & WHOLESALE (0.02%)
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/2023(d)	25,000	25,562
H&E Equipment Services, Inc.
7.00%, 09/01/2022	41,000	37,618
LKQ Corp.
4.75%, 05/15/2023	60,000	56,850
		120,030

DIVERSIFIED FINANCIAL SERVICES (0.10%)
Ally Financial, Inc.
5.75%, 11/20/2025	65,000	65,000

Description	Principal Amount	Value (Note 2)
DIVERSIFIED FINANCIAL SERVICES (0.10%) (continued)
American Express Credit Corp.
2.38%, 05/26/2020	$25,000	$24,972
Credit Acceptance Corp.
7.38%, 03/15/2023(d)	45,000	43,650
Discover Financial Services
3.75%, 03/04/2025	26,000	25,125
Enova International, Inc.
9.75%, 06/01/2021	60,000	43,500
General Electric Capital Corp.
1.25%, 05/15/2017	57,000	57,123
5.88%, 01/14/2038	35,000	43,526
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/2017	9,000	8,994
1.10%, 01/27/2017	37,000	37,062
2.00%, 01/27/2020	26,000	26,082
2.30%, 11/01/2020	7,000	7,025
4.75%, 04/30/2043(f)	42,000	40,530
Navient Corp.
5.63%, 08/01/2033	36,000	23,760
Quicken Loans, Inc.
5.75%, 05/01/2025(d)	40,000	37,650
Synchrony Financial
4.25%, 08/15/2024	32,000	31,769
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	13,000	13,186
Visa, Inc.
2.20%, 12/14/2020	50,000	50,409
3.15%, 12/14/2025	21,000	21,382
4.15%, 12/14/2035	15,000	15,552
4.30%, 12/14/2045	37,000	38,463
		654,760

ELECTRIC (0.09%)
AES Corp.
5.50%, 03/15/2024	50,000	45,187
Arizona Public Service Co.
2.20%, 01/15/2020	10,000	10,074
Dominion Resources, Inc.
5.75%, 10/01/2054(f)	30,000	29,325
Dynegy, Inc.
7.38%, 11/01/2022	50,000	44,500
Electricite de France SA
2.35%, 10/13/2020(d)	56,000	56,110
3.63%, 10/13/2025(d)	8,000	7,992
4.95%, 10/13/2045(d)	29,000	28,911
Entergy Arkansas, Inc.
3.50%, 04/01/2026	6,000	6,063
4.95%, 12/15/2044	25,000	25,400
Entergy Louisiana LLC
4.95%, 01/15/2045	23,000	23,446
Exelon Corp.
4.95%, 06/15/2035(d)	6,000	6,050
5.10%, 06/15/2035(d)	14,000	14,160
Exelon Generation Co. LLC
2.95%, 01/15/2020	14,000	13,717

Description	Principal Amount	Value (Note 2)
ELECTRIC (0.09%) (continued)
FirstEnergy Corp., Series C
7.38%, 11/15/2031	$44,000	$54,514
Hydro-Quebec
1.38%, 06/19/2017	53,000	53,258
Louisville Gas & Electric Co.
4.38%, 10/01/2045	4,000	4,228
NRG Energy, Inc.
6.25%, 07/15/2022	50,000	41,500
South Carolina Electric & Gas Co.
5.10%, 06/01/2065	10,000	10,671
Southern Power Co.
4.15%, 12/01/2025	19,000	19,410
Talen Energy Supply LLC
6.50%, 06/01/2025	65,000	44,525
The Southern Co.
1.30%, 08/15/2017	76,000	75,673
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025(d)	10,000	10,193
		624,907

ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
EnerSys
5.00%, 04/30/2023(d)	20,000	19,800
General Cable Corp.
5.75%, 10/01/2022	55,000	41,869
		61,669

ELECTRONICS (0.00%)(c)
Corning, Inc.
1.50%, 05/08/2018	11,000	10,810
Flextronics International, Ltd.
4.75%, 06/15/2025	11,000	10,587
		21,397

ENERGY & ALTERNATE SOURCES (0.01%)
TerraForm Power Operating LLC
5.88%, 02/01/2023(d)	50,000	40,125

ENGINEERING & CONSTRUCTION (0.00%)(c)
Weekley Homes LLC
6.00%, 02/01/2023	25,000	23,500

ENTERTAINMENT (0.03%)
International Game Technology
7.50%, 06/15/2019	45,000	48,344
Regal Entertainment Group
5.75%, 03/15/2022	40,000	40,400
5.75%, 06/15/2023	25,000	24,750
Scientific Games International, Inc.
7.00%, 01/01/2022(d)	45,000	42,525

Description	Principal Amount	Value (Note 2)
ENTERTAINMENT (0.03%) (continued)
WMG Acquisition Corp.
6.00%, 01/15/2021(d)	$45,000	$46,012
		202,031

FOOD (0.03%)
Darling Ingredients, Inc.
5.38%, 01/15/2022	40,000	39,350
Dean Foods Co.
6.50%, 03/15/2023(d)	40,000	41,300
JBS USA LLC / JBS USA Finance, Inc.
5.88%, 07/15/2024(d)	50,000	40,500
Kraft Heinz Foods Co.
4.88%, 02/15/2025(d)	27,000	28,915
SUPERVALU, Inc.
7.75%, 11/15/2022	45,000	38,475
The Kroger Co.
3.50%, 02/01/2026	11,000	11,188
		199,728

FOREST PRODUCTS & PAPER (0.04%)
Cascades, Inc.
5.75%, 07/15/2023(d)	40,000	38,400
Clearwater Paper Corp.
4.50%, 02/01/2023	40,000	38,200
Domtar Corp.
6.75%, 02/15/2044	46,000	44,957
Georgia-Pacific LLC
3.60%, 03/01/2025(d)	81,000	80,580
3.73%, 07/15/2023(d)	57,000	58,193
5.40%, 11/01/2020(d)	30,000	33,361
PH Glatfelter Co.
5.38%, 10/15/2020	10,000	9,826
		303,517

GAS (0.00%)(c)
Dominion Gas Holdings LLC
4.80%, 11/01/2043	22,000	21,540

HAND & MACHINE TOOLS (0.01%)
Stanley Black & Decker, Inc.
5.75%, 12/15/2053(f)	51,000	53,397

HEALTHCARE - PRODUCTS (0.01%)
Danaher Corp.
3.35%, 09/15/2025	13,000	13,568
4.38%, 09/15/2045	12,000	12,629
Greatbatch, Ltd.
9.13%, 11/01/2023(d)	40,000	39,400
Sterigenics-Nordion Holdings LLC
6.50%, 05/15/2023(d)	8,000	7,670
		73,267

Description	Principal Amount	Value (Note 2)
HEALTHCARE - SERVICES (0.08%)
Centene Escrow Corp.
5.63%, 02/15/2021(d)	$3,000	$3,064
6.13%, 02/15/2024(d)	12,000	12,285
DaVita HealthCare Partners, Inc.
5.13%, 07/15/2024	65,000	65,487
HCA, Inc.
5.38%, 02/01/2025	30,000	30,375
IASIS Healthcare LLC / IASIS Capital Corp.
8.38%, 05/15/2019	63,000	59,378
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	10,000	9,903
3.60%, 02/01/2025	22,000	21,631
4.70%, 02/01/2045	7,000	6,585
Roche Holdings, Inc.
1.35%, 09/29/2017(d)	300,000	301,211
UnitedHealth Group, Inc.
1.40%, 12/15/2017	16,000	16,032
3.35%, 07/15/2022	11,000	11,392
		537,343

HOLDING COMPANIES - DIVERSIFIED (0.01%)
MUFG Americas Holdings Corp.
1.63%, 02/09/2018	8,000	7,951
Opal Acquisition, Inc.
8.88%, 12/15/2021(d)	45,000	35,944
		43,895

HOME BUILDERS (0.00%)(c)
Mattamy Group Corp.
6.50%, 11/15/2020(d)	25,000	22,875

HOUSEHOLD PRODUCTS & WARES (0.00%)(c)
Kimberly-Clark Corp.
1.85%, 03/01/2020	12,000	12,032

INSURANCE (0.06%)
Allied World Assurance Co. Holdings, Ltd.
4.35%, 10/29/2025	15,000	14,965
American International Group, Inc.
3.88%, 01/15/2035	56,000	46,358
Assurant, Inc.
6.75%, 02/15/2034	98,000	116,430
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/2065(d)	24,000	22,632
MetLife, Inc.
4.60%, 05/13/2046	9,000	8,835
New York Life Global Funding
1.65%, 05/15/2017(d)	64,000	64,424
Pacific LifeCorp.
6.00%, 02/10/2020(d)	29,000	32,487
Prudential Financial, Inc.
5.38%, 05/15/2045(f)	11,000	10,796
5.63%, 06/15/2043(f)	49,000	49,613

Description	Principal Amount	Value (Note 2)
INSURANCE (0.06%) (continued)
XLIT, Ltd.
4.45%, 03/31/2025	$9,000	$8,905
5.50%, 03/31/2045	21,000	20,432
		395,877

INTERNET (0.01%)
Cogent Communications Holdings, Inc.
5.38%, 03/01/2022(d)	45,000	43,875
Netflix, Inc.
5.88%, 02/15/2025(d)	45,000	46,631
		90,506

IRON & STEEL (0.02%)
AK Steel Corp.
8.75%, 12/01/2018	50,000	43,125
Allegheny Technologies, Inc.
5.95%, 01/15/2021	11,000	7,150
ArcelorMittal
7.25%, 02/25/2022	55,000	44,962
Steel Dynamics, Inc.
5.13%, 10/01/2021	40,000	37,500
		132,737

LEISURE TIME (0.02%)
NCL Corp., Ltd.
4.63%, 11/15/2020(d)	40,000	39,100
Sabre GLBL, Inc.
5.38%, 04/15/2023(d)	45,000	45,338
Viking Cruises, Ltd.
6.25%, 05/15/2025(d)	55,000	46,200
		130,638

LODGING (0.03%)
Caesars Entertainment Resort Properties LLC
8.00%, 10/01/2020	50,000	46,750
Golden Nugget Escrow, Inc.
8.50%, 12/01/2021(d)	40,000	39,000
Interval Acquisition Corp.
5.63%, 04/15/2023(d)	45,000	45,000
MGM Resorts International
6.00%, 03/15/2023	25,000	24,984
Quapaw Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 07/01/2019(d)	40,000	38,900
		194,634

MACHINERY - DIVERSIFIED (0.03%)
ATS Automation Tooling Systems, Inc.
6.50%, 06/15/2023(d)	20,000	20,400
John Deere Capital Corp.
0.49%, 02/25/2016(f)	80,000	79,983
1.13%, 06/12/2017	49,000	48,995
1.55%, 12/15/2017	53,000	53,140
		202,518

Description	Principal Amount	Value (Note 2)
MEDIA (0.06%)
21st Century Fox America, Inc.
4.95%, 10/15/2045	$11,000	$10,660
Cable One, Inc.
5.75%, 06/15/2022(d)	45,000	45,562
CCO Safari II LLC
3.58%, 07/23/2020(d)	19,000	19,124
6.38%, 10/23/2035(d)	8,000	8,064
CCOH Safari LLC
5.75%, 02/15/2026(d)	45,000	44,882
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	50,000	44,688
Expo Event Transco, Inc.
9.00%, 06/15/2021(d)	40,000	39,000
Lee Enterprises, Inc.
9.50%, 03/15/2022(d)	50,000	46,625
Sirius XM Radio, Inc.
5.38%, 04/15/2025(d)	45,000	45,338
The McClatchy Co.
9.00%, 12/15/2022	55,000	48,744
The Walt Disney Co.
1.50%, 09/17/2018	18,000	18,146
1.65%, 01/08/2019	9,000	9,094
Time, Inc.
5.75%, 04/15/2022(d)	47,000	41,360
Viacom, Inc.
4.85%, 12/15/2034	7,000	5,704
		426,991

METAL FABRICATE & HARDWARE (0.01%)
Valmont Industries, Inc.
5.25%, 10/01/2054	60,000	51,841

MINING (0.02%)
Anglo American Capital PLC
4.88%, 05/14/2025(d)	16,000	9,600
FMG Resources August 2006 Pty., Ltd.
9.75%, 03/01/2022(d)	45,000	39,263
Goldcorp, Inc.
5.45%, 06/09/2044	46,000	37,255
Kinross Gold Corp.
5.95%, 03/15/2024	25,000	15,625
Teck Resources, Ltd.
2.50%, 02/01/2018	7,000	5,784
		107,527

MISCELLANEOUS MANUFACTURING (0.02%)
General Electric Co.
2.70%, 10/09/2022	30,000	30,573
Ingersoll-Rand Global Holding Co., Ltd.
5.75%, 06/15/2043	54,000	60,604
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/2044	12,000	11,670

Description	Principal Amount	Value (Note 2)
MISCELLANEOUS MANUFACTURING (0.02%) (continued)
Trinity Industries, Inc.
4.55%, 10/01/2024	$17,000	$15,228
		118,075

OIL & GAS (0.08%)
Anadarko Finance Co., Series B
7.50%, 05/01/2031	10,000	8,972
Anadarko Petroleum Corp.
6.45%, 09/15/2036	74,000	59,398
Baytex Energy Corp.
5.63%, 06/01/2024(d)	25,000	14,625
BP Capital Markets PLC
3.25%, 05/06/2022	19,000	18,672
3.54%, 11/04/2024	4,000	3,847
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.50%, 04/15/2021	44,000	31,900
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023	24,000	17,040
Chevron Corp.
1.37%, 03/02/2018	28,000	27,791
1.96%, 03/03/2020	12,000	11,830
ConocoPhillips Co.
1.50%, 05/15/2018	6,000	5,750
EP Energy LLC / Everest Acquisition Finance, Inc.
6.38%, 06/15/2023	35,000	12,425
Exxon Mobil Corp.
1.31%, 03/06/2018	19,000	18,977
Hess Corp.
5.60%, 02/15/2041	13,000	9,293
7.88%, 10/01/2029	22,000	21,250
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/01/2024(d)	45,000	34,988
Legacy Reserves LP / Legacy Reserves Finance Corp.
6.63%, 12/01/2021	45,000	8,775
Marathon Oil Corp.
6.60%, 10/01/2037	18,000	12,963
MEG Energy Corp.
6.38%, 01/30/2023(d)	50,000	26,250
Murphy Oil USA, Inc.
6.00%, 08/15/2023	40,000	41,880
Newfield Exploration Co.
5.38%, 01/01/2026	25,000	20,250
Noble Energy, Inc.
3.90%, 11/15/2024	10,000	8,434
5.05%, 11/15/2044	19,000	13,774
Oasis Petroleum, Inc.
6.88%, 03/15/2022	30,000	17,550
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023(d)	25,000	22,781
Petroleos Mexicanos
5.50%, 06/27/2044	12,000	9,090
Sanchez Energy Corp.
6.13%, 01/15/2023	30,000	12,150

Description	Principal Amount	Value (Note 2)
OIL & GAS (0.08%) (continued)
Shell International Finance BV
1.25%, 11/10/2017	$17,000	$16,967
2.13%, 05/11/2020	19,000	18,626
2.25%, 11/10/2020	21,000	20,598
SM Energy Co.
5.63%, 06/01/2025	5,000	2,700
Southwestern Energy Co.
3.30%, 01/23/2018	10,000	7,925
4.95%, 01/23/2025	21,000	13,156
		570,627

OIL & GAS SERVICES (0.00%)(c)
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.63%, 05/01/2021	33,000	16,583

PACKAGING & CONTAINERS (0.02%)
Ball Corp.
4.38%, 12/15/2020	40,000	41,475
Berry Plastics Corp.
5.13%, 07/15/2023	45,000	43,924
Owens - Brockway Glass Container, Inc.
5.38%, 01/15/2025(d)	44,000	41,195
		126,594

PHARMACEUTICALS (0.02%)
Baxalta, Inc.
3.60%, 06/23/2022(d)	19,000	19,298
Endo Finance LLC / Endo Finco, Inc.
7.25%, 01/15/2022(d)	5,000	5,244
Forest Laboratories LLC
4.88%, 02/15/2021(d)	43,000	46,882
Valeant Pharmaceuticals International, Inc.
5.38%, 03/15/2020(d)	45,000	42,750
		114,174

PIPELINES (0.03%)
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018(d)	8,000	7,768
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	45,000	45,972
Energy Transfer Equity LP
7.50%, 10/15/2020	30,000	26,550
Energy Transfer Partners LP
4.90%, 03/15/2035	13,000	9,106
5.15%, 03/15/2045	15,000	10,318
Genesis Energy LP
5.63%, 06/15/2024	40,000	29,400
Kinder Morgan, Inc.
5.00%, 02/15/2021(d)	13,000	12,413
Tesoro Logistics LP
6.13%, 10/15/2021	70,000	63,700

Description	Principal Amount	Value (Note 2)
PIPELINES (0.03%) (continued)
TransCanada Trust
5.63%, 05/20/2075(f)	$15,000	$12,775
		218,002

REAL ESTATE (0.01%)
Greystar Real Estate Partners LLC
8.25%, 12/01/2022(d)	25,000	25,813
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	40,000	38,300
		64,113

REAL ESTATE INVESTMENT TRUSTS (0.04%)
Communications Sales & Leasing, Inc.
6.00%, 04/15/2023(d)	50,000	47,875
CTR Partnership LP
5.88%, 06/01/2021	39,000	39,019
DuPont Fabros Technology LP
5.63%, 06/15/2023	45,000	45,338
Equinix, Inc.
5.88%, 01/15/2026	45,000	46,688
National Retail Properties, Inc.
4.00%, 11/15/2025	12,000	12,068
Omega Healthcare Investors, Inc.
4.50%, 04/01/2027	43,000	41,340
4.95%, 04/01/2024	29,000	29,491
5.25%, 01/15/2026	38,000	39,522
		301,341

RETAIL (0.04%)
Conn's, Inc.
7.25%, 07/15/2022	70,000	56,525
Costco Wholesale Corp.
2.25%, 02/15/2022	21,000	21,117
CVS Pass-Through Trust
5.93%, 01/10/2034(d)	34,202	37,832
Dollar General Corp.
4.13%, 07/15/2017	39,000	40,292
GameStop Corp.
5.50%, 10/01/2019(d)	40,000	39,300
Kohls Corp.
5.55%, 07/17/2045	12,000	10,916
McDonald's Corp.
3.70%, 01/30/2026	11,000	11,156
4.70%, 12/09/2035	14,000	14,209
4.88%, 12/09/2045	11,000	11,173
PF Chang's China Bistro, Inc.
10.25%, 06/30/2020(d)	46,000	37,145
		279,665

SAVINGS & LOANS (0.03%)
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	166,000	190,827
7.25%, 12/15/2021	37,000	44,156
		234,983

Description	Principal Amount	Value (Note 2)
SEMICONDUCTORS (0.01%)
Intel Corp.
1.35%, 12/15/2017	$39,000	$39,184
Micron Technology, Inc.
5.63%, 01/15/2026(d)	45,000	34,988
		74,172

SOFTWARE (0.03%)
Blackboard, Inc.
7.75%, 11/15/2019(d)	45,000	37,350
Fidelity National Information Services, Inc.
5.00%, 10/15/2025	13,000	13,020
First Data Corp.
5.38%, 08/15/2023(d)	20,000	20,450
7.00%, 12/01/2023(d)	5,000	5,063
Infor US, Inc.
5.75%, 08/15/2020(d)	40,000	40,400
Microsoft Corp.
1.30%, 11/03/2018	17,000	17,051
Oracle Corp.
2.80%, 07/08/2021	34,000	34,837
3.90%, 05/15/2035	12,000	11,250
Rackspace Hosting, Inc.
6.50%, 01/15/2024(d)	50,000	45,750
		225,171

TELECOMMUNICATIONS (0.09%)
AT&T, Inc.
4.35%, 06/15/2045	29,000	24,099
4.50%, 05/15/2035	31,000	28,080
5.80%, 02/15/2019	8,000	8,840
CenturyLink, Inc.
5.63%, 04/01/2025	50,000	42,688
CISCO Systems, Inc.
2.13%, 03/01/2019	44,000	44,841
Frontier Communications Corp.
11.00%, 09/15/2025(d)	70,000	67,725
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	40,000	43,145
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	55,000	47,713
Sprint Communications, Inc.
7.00%, 03/01/2020(d)	40,000	38,600
Sprint Corp.
7.25%, 09/15/2021	107,000	77,575
T-Mobile USA, Inc.
6.50%, 01/15/2026	65,000	65,000
Verizon Communications, Inc.
4.40%, 11/01/2034	8,000	7,318
4.52%, 09/15/2048	50,000	43,764
4.67%, 03/15/2055	29,000	24,521
4.86%, 08/21/2046	58,000	54,134
6.40%, 09/15/2033	5,000	5,678
		623,721

Description		Principal Amount	Value (Note 2)
TRANSPORTATION (0.00%)(c)
Canadian Pacific Railway Co.
6.13%, 09/15/2115		$11,000	$11,304

TRUCKING & LEASING (0.00%)(c)
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.38%, 02/01/2022(d)		14,000	13,756

TOTAL CORPORATE BONDS
(Cost $12,704,191)			12,202,126

Description	Currency	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT BONDS (0.17%)
Austria Government Bond
3.15%, 06/20/2044(d)	EUR	38,000	57,678
Belgium Government Bond
0.80%, 06/22/2025(d)	EUR	20,000	22,036
3.75%, 06/22/2045	EUR	25,000	40,240
4.00%, 03/28/2032	EUR	19,000	28,861
4.25%, 03/28/2041(d)	EUR	25,000	42,309
4.50%, 03/28/2026(d)	EUR	39,000	58,131
5.00%, 03/28/2035(d)	EUR	19,000	33,168
5.50%, 03/28/2028	EUR	18,000	29,789
Bundesrepublik Deutschland
1.00%, 08/15/2025	EUR	18,000	20,844
4.75%, 07/04/2040	EUR	10,000	19,703
Buoni Poliennali
3.75%, 09/01/2024	EUR	24,000	31,260
4.50%, 03/01/2024	EUR	30,000	40,835
Buoni Poliennali Del
9.00%, 11/01/2023	EUR	18,000	30,977
Finnish Government
2.63%, 07/04/2042(d)(e)	EUR	24,000	33,812
France Government Bond OAT
4.00%, 10/25/2038	EUR	12,000	19,214
4.50%, 04/25/2041	EUR	33,000	57,678
5.75%, 10/25/2032	EUR	10,000	18,242
Ireland Government Bond
5.40%, 03/13/2025	EUR	19,000	28,758
Italy Buoni Poliennali Del Tesoro
5.00%, 09/01/2040	EUR	17,000	26,866
Japan Government Twenty Year Bond
1.20%, 09/20/2035	JPY	2,100,000	18,571
Japan Government Two Year Bond
0.10%, 06/15/2017	JPY	12,200,000	100,986
0.10%, 07/15/2017	JPY	12,200,000	101,002
0.10%, 08/15/2017	JPY	11,100,000	91,901
0.10%, 09/15/2017	JPY	9,700,000	80,319
Mexico Government International Bond
4.75%, 03/08/2044	USD	57,000	51,585
Spain Government Bond
6.00%, 01/31/2029	EUR	15,000	23,819

Description	Currency	Principal Amount	Value (Note 2)
United Kingdom Gilt
2.25%, 09/07/2023	GBP	25,000	$37,916
2.75%, 09/07/2024	GBP	8,000	12,564
4.50%, 09/07/2034	GBP	20,000	38,704
			1,197,768

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $1,192,671)			1,197,768

GOVERNMENT BONDS (0.22%)
Tennessee Valley Authority
1.75%, 10/15/2018		$21,000	21,409

U.S. Treasury Bonds
2.25%, 11/15/2025		77,000	79,229
2.50%, 02/15/2045		46,000	43,607
3.00%, 05/15/2045		16,000	16,799
3.13%, 11/15/2041		49,000	53,255
3.13%, 08/15/2044		41,000	44,193
4.50%, 02/15/2036		30,000	40,233
5.25%, 11/15/2028		39,000	52,674
			329,990

U.S. Treasury Inflation Indexed Notes
0.13%, 04/15/2018		92,411	92,898

U.S. Treasury Notes
0.50%, 06/30/2016		100,000	100,007
1.38%, 03/31/2020		26,000	26,152
1.38%, 04/30/2020		21,000	21,113
1.38%, 09/30/2020		79,000	79,258
1.50%, 01/31/2022		10,000	9,981
1.75%, 12/31/2020		50,000	50,992
1.75%, 02/28/2022		78,000	78,929
1.75%, 03/31/2022		54,000	54,591
1.75%, 04/30/2022		10,000	10,103
1.88%, 11/30/2021		10,000	10,209
1.88%, 05/31/2022		72,000	73,250
1.88%, 08/31/2022		50,000	50,794
2.00%, 08/31/2021		63,000	64,796
2.00%, 10/31/2021		59,000	60,620
2.00%, 07/31/2022		6,000	6,143
2.00%, 02/15/2025		67,000	67,589
2.13%, 09/30/2021		89,000	92,117
2.13%, 12/31/2021		43,000	44,477
2.13%, 05/15/2025		64,000	65,195
2.25%, 04/30/2021		63,000	65,670
2.25%, 11/15/2024		57,000	58,747
			1,090,733

TOTAL GOVERNMENT BONDS
(Cost $1,502,754)			1,535,030

Description	Principal Amount/ Shares	Value (Note 2)
SHORT TERM INVESTMENTS (7.08%)
MONEY MARKET FUNDS (6.47%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 0.140%	44,178,668	$44,178,668

U.S. TREASURY BILLS (0.61%)
0.180%, 02/04/2016(h)	$763,000	762,989
0.188%, 03/31/2016(b)(h)	3,390,000	3,388,383
		4,151,372
TOTAL SHORT TERM INVESTMENTS
(Cost $48,330,586)		48,330,040

TOTAL INVESTMENTS (87.29%)
(Cost $608,832,946)		$595,760,324

SEGREGATED CASH WITH BROKERS (19.55%)(i)		133,442,840

SECURITIES SOLD SHORT (-3.39%)
(Proceeds $25,416,518)		(23,151,146)

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.45%)		(23,576,898)
NET ASSETS (100.00%)		$682,475,120

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value (Note 2)
COMMON STOCKS (-3.39%)
APPAREL (-0.05%)
Gildan Activewear, Inc.	(5,447)	$(137,264)
Under Armour, Inc., Class A	(2,065)	(176,413)
		(313,677)
AUTO MANUFACTURERS (-0.04%)
Ferrari NV	(2,418)	(96,164)
Tesla Motors, Inc.	(1,040)	(198,848)
		(295,012)
AUTO PARTS & EQUIPMENT (-0.06%)
Autoliv, Inc.	(2,555)	(262,603)
Dorman Products, Inc.	(3,035)	(131,415)
		(394,018)
BANKS (-0.29%)
BancorpSouth, Inc.	(4,584)	(95,714)
Bank of Hawaii Corp.	(1,513)	(90,674)
Community Bank System, Inc.	(4,308)	(162,153)
Cullen/Frost Bankers, Inc.	(2,124)	(101,655)
CVB Financial Corp.	(10,855)	(166,190)
First Financial Bankshares, Inc.	(5,802)	(151,548)
Glacier Bancorp, Inc.	(5,852)	(138,049)
HDFC Bank, Ltd., ADR	(1,623)	(97,915)
Home BancShares, Inc.	(1,287)	(49,820)
MB Financial, Inc.	(3,002)	(93,422)
PacWest Bancorp	(2,574)	(94,491)
Trustmark Corp.	(5,162)	(111,706)
UMB Financial Corp.	(2,124)	(99,616)
United Bankshares, Inc.	(6,296)	(211,420)

Description	Shares	Value (Note 2)
BANKS (-0.29%) (continued)
Valley National Bancorp	(14,152)	$(124,538)
Westamerica Bancorporation	(4,345)	(189,746)
		(1,978,657)
BEVERAGES (-0.02%)
Monster Beverage Corp.	(1,254)	(169,328)

BIOTECHNOLOGY (-0.05%)
Achillion Pharmaceuticals, Inc.	(9,700)	(65,572)
Alexion Pharmaceuticals, Inc.	(379)	(55,307)
Illumina, Inc.	(801)	(126,518)
Intrexon Corp.	(2,178)	(63,467)
Kite Pharma, Inc.	(1,384)	(65,726)
		(376,590)
BUILDING MATERIALS (-0.05%)
Fortune Brands Home & Security, Inc.	(5,347)	(259,811)
Trex Co., Inc.	(2,433)	(91,383)
		(351,194)
CHEMICALS (-0.12%)
Axalta Coating Systems, Ltd.	(9,681)	(230,505)
Balchem Corp.	(1,454)	(81,628)
FMC Corp.	(2,506)	(89,514)
International Flavors & Fragrances, Inc.	(1,460)	(170,762)
NewMarket Corp.	(624)	(236,664)
		(809,073)
COMMERCIAL SERVICES (-0.12%)
Aramark	(6,650)	(212,468)
Cimpress NV	(1,747)	(137,174)
Monro Muffler Brake, Inc.	(4,215)	(277,136)
Rollins, Inc.	(6,781)	(186,817)
		(813,595)
COMPUTERS (-0.17%)
3D Systems Corp.	(12,463)	(99,829)
Electronics for Imaging, Inc.	(5,037)	(208,431)
Infosys, Ltd., Sponsored ADR	(18,271)	(327,234)
Unisys Corp.	(13,156)	(129,192)
VeriFone Systems, Inc.	(2,822)	(66,006)
Wipro, Ltd., ADR	(30,797)	(360,941)
		(1,191,633)
COSMETICS & PERSONAL CARE (-0.03%)
Colgate-Palmolive Co.	(3,086)	(208,398)

DISTRIBUTION & WHOLESALE (-0.03%)
LKQ Corp.	(3,081)	(84,419)
WW Grainger, Inc.	(569)	(111,917)
		(196,336)
DIVERSIFIED FINANCIAL SERVICES (-0.09%)
Credit Acceptance Corp.	(329)	(58,878)
Eaton Vance Corp.	(5,631)	(161,384)
Financial Engines, Inc.	(3,711)	(100,086)
LPL Financial Holdings, Inc.	(5,401)	(164,298)
WisdomTree Investments, Inc.	(9,048)	(108,576)
		(593,222)
ELECTRIC (-0.03%)
Ormat Technologies, Inc.	(5,129)	(181,567)

Description	Shares	Value (Note 2)
ELECTRONICS (-0.11%)
Itron, Inc.	(10,328)	$(340,411)
National Instruments Corp.	(13,608)	(387,828)
		(728,239)
ENTERTAINMENT (-0.02%)
Regal Entertainment Group, Class A	(8,453)	(145,814)

FOOD (-0.13%)
B&G Foods, Inc.	(6,802)	(247,729)
McCormick & Co., Inc.	(2,890)	(254,233)
The Kroger Co.	(4,271)	(165,757)
TreeHouse Foods, Inc.	(2,502)	(198,559)
		(866,278)
HAND & MACHINE TOOLS (-0.01%)
Franklin Electric Co., Inc.	(2,462)	(67,163)

HEALTHCARE - PRODUCTS (-0.14%)
Henry Schein, Inc.	(1,045)	(158,255)
IDEXX Laboratories, Inc.	(2,772)	(194,428)
Intuitive Surgical, Inc.	(263)	(142,244)
Nevro Corp.	(1,592)	(98,370)
West Pharmaceutical Services, Inc.	(4,816)	(275,571)
Wright Medical Group NV	(5,250)	(104,737)
		(973,605)
HOME FURNISHINGS (-0.02%)
Leggett & Platt, Inc.	(2,733)	(113,447)

HOUSEWARES (-0.02%)
Tumi Holdings, Inc.	(6,518)	(112,696)

INSURANCE (-0.02%)
Mercury General Corp.	(2,875)	(133,486)

INTERNET (-0.17%)
Amazon.com, Inc.	(437)	(256,519)
Cogent Communications Holdings, Inc.	(5,622)	(187,831)
LinkedIn Corp., Class A	(715)	(141,506)
MercadoLibre, Inc.	(1,641)	(161,212)
Netflix, Inc.	(1,921)	(176,424)
Wayfair, Inc., Class A	(5,915)	(267,358)
		(1,190,850)
IRON & STEEL (-0.01%)
Vale SA, Sponsored ADR	(31,948)	(78,273)

LEISURE TIME (-0.02%)
Norwegian Cruise Line Holdings, Ltd.	(1,979)	(89,787)
Qunar Cayman Islands, Ltd., ADR	(1,724)	(75,994)
		(165,781)
MACHINERY - DIVERSIFIED (-0.07%)
CNH Industrial NV	(13,493)	(84,466)
Cognex Corp.	(6,644)	(214,269)
Deere & Co.	(1,703)	(131,148)
Wabtec Corp.	(1,269)	(81,153)
		(511,036)

Description	Shares	Value (Note 2)
METAL FABRICATE & HARDWARE (-0.01%)
Sun Hydraulics Corp.	(3,140)	$(79,944)

MINING (-0.01%)
Goldcorp, Inc.	(4,819)	(54,647)
Teck Resources, Ltd., Class B	(6,550)	(24,432)
		(79,079)
MISCELLANEOUS MANUFACTURING (-0.05%)
Proto Labs, Inc.	(5,868)	(322,681)

OIL & GAS (-0.20%)
Cabot Oil & Gas Corp.	(8,476)	(175,877)
Chevron Corp.	(3,110)	(268,922)
Continental Resources, Inc.	(9,035)	(190,729)
CVR Energy, Inc.	(2,441)	(85,484)
Helmerich & Payne, Inc.	(2,048)	(104,038)
Hess Corp.	(3,527)	(149,898)
Matador Resources Co.	(8,748)	(140,230)
Noble Energy, Inc.	(4,364)	(141,263)
Transocean, Ltd.	(9,044)	(94,238)
		(1,350,679)
OIL & GAS SERVICES (-0.01%)
National Oilwell Varco, Inc.	(2,969)	(96,611)

PHARMACEUTICALS (-0.04%)
Akorn, Inc.	(2,565)	(66,664)
Dexcom, Inc.	(1,828)	(130,300)
OPKO Health, Inc.	(12,109)	(97,357)
		(294,321)
PIPELINES (-0.06%)
Kinder Morgan, Inc.	(13,543)	(222,782)
Spectra Energy Corp.	(6,047)	(165,990)
		(388,772)
REAL ESTATE INVESTMENT TRUSTS (-0.12%)
Equinix, Inc.	(1,137)	(353,118)
Iron Mountain, Inc.	(5,976)	(164,579)
Realty Income Corp.	(5,379)	(300,095)
		(817,792)
RETAIL (-0.30%)
Bob Evans Farms, Inc.	(4,565)	(186,891)
Buffalo Wild Wings, Inc.	(1,294)	(197,076)
CarMax, Inc.	(1,946)	(85,974)
Chipotle Mexican Grill, Inc.	(307)	(139,062)
Dollar Tree, Inc.	(2,447)	(198,990)
lululemon athletica, Inc.	(2,759)	(171,251)
PriceSmart, Inc.	(2,584)	(197,831)
Texas Roadhouse, Inc.	(7,399)	(272,505)
The Cheesecake Factory, Inc.	(2,264)	(109,351)
The Wendy's Co.	(16,197)	(165,696)
Tiffany & Co.	(2,031)	(129,659)
Tractor Supply Co.	(2,105)	(185,893)
		(2,040,179)
SAVINGS & LOANS (-0.03%)
New York Community Bancorp, Inc.	(11,904)	(184,274)

Description	Shares	Value (Note 2)
SEMICONDUCTORS (-0.03%)
Cavium, Inc.	(3,989)	$(230,445)

SOFTWARE (-0.40%)
ACI Worldwide, Inc.	(6,782)	(121,398)
Acxiom Corp.	(8,943)	(167,234)
athenahealth, Inc.	(1,144)	(162,219)
Blackbaud, Inc.	(4,856)	(298,547)
Cerner Corp.	(1,776)	(103,026)
Demandware, Inc.	(1,491)	(63,263)
Guidewire Software, Inc.	(3,612)	(198,804)
Medidata Solutions, Inc.	(6,585)	(281,377)
NetSuite, Inc.	(4,162)	(288,718)
Proofpoint, Inc.	(2,828)	(142,418)
Rackspace Hosting, Inc.	(8,398)	(169,724)
Synchronoss Technologies, Inc.	(3,178)	(97,374)
Veeva Systems, Inc., Class A	(9,168)	(220,949)
Verint Systems, Inc.	(4,146)	(151,785)
Workday, Inc., Class A	(3,817)	(240,509)
		(2,707,345)
STORAGE & WAREHOUSING (-0.02%)
Mobile Mini, Inc.	(4,119)	(106,764)

TELECOMMUNICATIONS (-0.18%)
Arista Networks, Inc.	(3,287)	(197,319)
CenturyLink, Inc.	(5,242)	(133,252)
Ciena Corp.	(4,362)	(77,513)
Finisar Corp.	(15,200)	(193,040)
Frontier Communications Corp.	(29,840)	(135,772)
Sprint Corp.	(58,073)	(175,380)
Telefonica SA, Sponsored ADR	(17,543)	(184,026)
Ubiquiti Networks, Inc.	(897)	(26,560)
ViaSat, Inc.	(1,597)	(99,812)
		(1,222,674)
TRANSPORTATION (-0.04%)
Heartland Express, Inc.	(6,978)	(119,673)
JB Hunt Transport Services, Inc.	(1,353)	(98,363)
Old Dominion Freight Line, Inc.	(959)	(52,582)
		(270,618)

TOTAL COMMON STOCKS
(Proceeds $25,416,518)		(23,151,146)

TOTAL SECURITIES SOLD SHORT
(Proceeds $25,416,518)		$(23,151,146)

SCHEDULE OF WRITTEN OPTIONS
Description	Number of Contracts	Exercise Price	Maturity Date	Value (Note 2)
WRITTEN OPTIONS
Call Options
Anadarko Petroleum Corp.	(63)	$35.00	05/20/2016	$(43,628)
Diamondback Energy, Inc.	(16)	75.00	03/18/2016	(10,080)

Description	Number of Contracts	Exercise Price	Maturity Date	Value (Note 2)
WRITTEN OPTIONS (continued)
Call Options (continued)
Diamondback Energy, Inc.	(20)	$85.00	06/17/2016	$(10,220)
Diamondback Energy, Inc.	(30)	65.00	06/17/2016	(47,250)
EOG Resources, Inc.	(23)	80.00	04/15/2016	(3,749)
EOG Resources, Inc.	(36)	70.00	07/15/2016	(27,000)
Exxon Mobil Corp.	(10)	80.00	04/15/2016	(2,190)
Exxon Mobil Corp.	(55)	75.00	07/15/2016	(31,625)
Occidental Petroleum Corp.	(46)	70.00	05/20/2016	(16,422)
Phillips 66	(31)	80.00	05/20/2016	(14,570)

TOTAL WRITTEN OPTIONS (Proceeds $162,261)				$(206,734)

(a)	Non-income producing security.
(b)
Security position either entirely or partially held in a segregated account as collateral for securities sold short, written options, futures contracts, and total return swap contracts. Aggregate total market value of $19,185,871.

(c)	Less than 0.005%.
(d)
Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities was $4,630,110, representing 0.68% of the Fund's net assets.

(e)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration.  These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees.  At period end, the aggregate market value of those securities was $178,137, representing 0.03% of net assets.

(f)	The rate shown on floating or adjustable rate securities represents the coupon rate at period end.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(i)	Includes cash which is being held as collateral for securities sold short, written options, and total return swap contracts.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Foreign	Contracted	Purchase/Sale	Settlement	Current	Appreciation/
Counterparty	Currency	Amount**	Contract	Date	Value	(Depreciation)
Morgan Stanley	EUR	592,830	Sale	03/04/2016	$642,832	$10,161
Morgan Stanley	GBP	122,640	Sale	03/04/2016	174,763	12,037
Morgan Stanley	JPY	47,473,210	Sale	03/04/2016	392,510	1,351
						$23,549

Morgan Stanley	INR	69,450,000	Purchase	03/16/2016	$1,014,822	$(3,955)
						$(3,955)

** The contracted amount is stated in the currency in which the contract is denominated.

FUTURES CONTRACTS
At January 31, 2016, the Fund had outstanding futures contracts:

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Appreciation
Commodity Contracts
Corn Future	Long	20	03/15/2016	$372,000	$9,650
Gold 100 Oz. Future	Long	2	04/28/2016	223,280	6,172
Live Cattle Future	Long	2	05/02/2016	107,200	1,123
Equity Contracts
E-Mini S&P 500® Future	Short	79	03/21/2006	(7,623,895)	421,866
FTSE® 100 Index Future	Short	26	03/21/2016	(2,225,436)	3,285

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Appreciation
Mexican Bolsa Index Future	Long	147	03/21/2016	$3,552,346	$63,967
Russell 1000® Value Index	Long	9	03/21/2016	816,300	15,480
SGX CNX Nifty Index Future	Long	225	02/26/2016	3,397,950	46,051
Foreign Currency Contracts
British Pound Currency Future	Short	37	03/15/2016	(3,293,481)	213,101
Euro FX Currency Future	Short	43	03/15/2016	(5,825,683)	116,239
Japanese Yen Currency Future	Short	118	03/15/2016	(12,188,692)	12,920
Swiss Franc Currency Future	Short	18	03/15/2016	(2,199,150)	98,046
				$(24,887,251)	$1,007,900

			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Depreciation
Commodity Contracts
Copper Future	Long	6	03/30/2016	$310,050	$(7,059)
Sugar No. 11 (World) Future	Long	7	03/01/2016	103,019	(11,217)
WTI Crude Future	Long	15	02/23/2016	504,300	(42,346)
Equity Contracts
Euro STOXX 50® Index Future	Long	230	03/21/2016	7,544,537	(375,871)
Russell 2000® E-Mini Future	Long	50	03/21/2016	5,157,000	(402,248)
Tokyo Price Index Future	Long	42	03/11/2016	4,992,194	(171,702)
Fixed Income Contracts
U.S. 10 Year Treasury Note Future	Short	18	03/22/2016	(2,332,404)	(57,722)
U.S. 2 Year Treasury Note Future	Short	4	04/01/2016	(874,500)	(4,524)
U.S. 5 Year Treasury Note Future	Short	22	04/01/2016	(2,654,784)	(44,636)
U.S. Treasury Long Bond Future	Short	12	03/22/2016	(1,932,372)	(72,372)
				$10,817,040	$(1,189,697)

TOTAL RETURN SWAP CONTRACTS*
Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation
Morgan Stanley	Impala Segregated Portfolio(a)	$57,714,846	1-Month LIBOR BBA	03/20/2019	$231,610
Morgan Stanley	Melchior Segregated Portfolio(b)	59,121,610	1-Month LIBOR BBA	03/20/2019	189,739
Morgan Stanley	WABR Cayman Company Limited(c)	109,191,972	1-Month LIBOR BBA	09/01/2020	814,111
		$226,028,428			$1,235,460

*
The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

(a)
European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%.  The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.

(b)
Global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors.  The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%.  The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.

(c)
Weiss Alpha Balanced Risk incorporates an absolute return oriented approach within a risk parity framework.  Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies.  The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation.  Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

Currency Abbreviations
EUR - Euro
GBP - Great British Pound
INR - Indian Rupee
JPY - Japanese Yen
USD - United States Dollar

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AQR - AQR Capital Management LLC.
A/S - Aktieselskab is the Danish term for Joint Stock Company.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
BBA - British Bankers Association.
BDC - Business Development Company.
Bolsa - The Spanish term for stock exchange.
BV - Besloten Vennootschap is the Dutch term for private limited liability company.
CNX Nifty - The National Stock Exchange of India's benchmark stock market index for Indian equity market.
ETF - Exchange Traded Fund.
FPA - First Pacific Advisors LLC.
FTSE - Financial Times and the London Stock Exchange.
FX - Foreign Exchange.
KGaA - Kommanditgesellschaft Auf Aktien is the German term for a partnership limited by shares.
KK - Kabushiki Kaisha, Stock Company in Japan.
LIBOR - London Interbank Offered Rate.
LLC - Limited Liability Company.
LP - Limited Partnership.
Ltd. - Limited.
MSCI - Morgan Stanley Capital International.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAT - Obligations Assimilables du Tresor is the French term for Long-term French government bonds.
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
PIMCO - Pacific Investment Management Company.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
RSP - Risparmio non-voting shares.
S&P - Standard & Poor's.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SCA - Societe en commandite pe actiuni is the Romanian term for limited liability partnership.
SE - SE Regulation. A European company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SGPS - Sociedade Gestora de Participacoes Sociais is the Portuguese term for holding company.
SGX - Singapore Exchange.
SpA - Societa per Azione.
SPDR - Standard & Poor's Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

Redmont Resolute Fund II	Notes to Quarterly Schedule of Investments
January 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2016, the Trust has 33 registered funds. This quarterly report describes the Redmont Resolute Fund II (the “Fund”). The Fund seek to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Redmont Resolute II offers Class I shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of schedule of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the schedule of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their schedule of investments.

Investment Valuation: The Fund generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Each Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Redmont Resolute Fund II	Notes to Quarterly Schedule of Investments
January 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016:

Redmont Resolute Fund II
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Funds	$65,893	$–	$–	$65,893
Common Stocks*	87,191,734	–	–	87,191,734
Exchange Traded Funds	2,252,884	–	–	2,252,884
Limited Partnerships*	85,030	–	–	85,030
Open-End Mutual Funds	441,608,832	–	–	441,608,832
Preferred Stocks*	433,632	–	–	433,632
Asset-Backed Securities	–	857,355	–	857,355
Corporate Bonds*	–	12,202,126	–	12,202,126
Foreign Government Bonds	–	1,197,768	–	1,197,768
Government Bonds	–	1,535,030	–	1,535,030
Short Term Investments
Money Market Funds	44,178,668	–	–	44,178,668
U.S. Treasury Bills	–	4,151,372	–	4,151,372
Total	$575,816,673	$19,943,651	$–	$595,760,324

Other Financial Instruments
Assets:
Forward Foreign Currency Contracts	$–	$23,549	$–	$23,549
Futures Contracts	1,007,900	–	–	1,007,900
Total Return Swap Contracts	–	1,235,460	–	1,235,460
Liabilities:
Common Stocks Sold Short*	(23,151,146)	–	–	(23,151,146)
Written Options	(206,734)	–	–	(206,734)
Forward Foreign Currency Contracts	–	(3,955)	–	(3,955)
Futures Contracts	(1,189,697)	–	–	(1,189,697)
Total	$(23,539,677)	$1,255,054	$–	$(22,284,623)

* For detailed Industry descriptions, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Redmont Resolute Fund II	Notes to Quarterly Schedule of Investments
January 31, 2016 (Unaudited)

Short Sales: Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Swap Contracts: The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at January 31, 2016 are disclosed in the Schedule of Investments.

The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the schedule of investments.

The number of swap contracts held at January 31, 2016 is representative of the swap contract activity for the nine months ended January 31, 2016.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Redmont Resolute Fund II	Notes to Quarterly Schedule of Investments
January 31, 2016 (Unaudited)

Written option activity for the nine months ended January 31, 2016 was as follows:

Redmont Resolute Fund II
	Written Call Options
	Contracts	Premiums
Outstanding, April 30, 2015	(181)	$72,275
Written	(1,015)	445,450
Covered	490	(175,102)
Exercised	133	(89,239)
Expired	243	(91,123)
Outstanding, January 31, 2016	(330)	$162,261

Futures: Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Cost of Investments for Income Tax Purposes	Net Unrealized Depreciation
Redmont Resolute Fund II	$16,273,965	$(31,299,979)	$610,786,338	$(15,026,014)

3. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Funds are currently evaluating the impact ASU 2015-07 will have on the Funds’ financial statements and disclosures.

SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2016 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (77.7%)
Brazil (8.9%)
TOTVS SA	BRL	2,919,500	$23,649,132
Odontoprev SA	BRL	9,050,000	22,852,393
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	BRL	2,150,000	21,436,572
Iochpe-Maxion SA	BRL	2,000,000	5,345,267

Total Brazil			73,283,364

China / Hong Kong (14.7%)
Hang Lung Properties, Ltd.	HKD	17,850,000	32,926,592
Texwinca Holdings, Ltd.	HKD	25,250,000	24,433,106
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	33,598,000	21,664,150
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	21,500,000	17,312,429
Greatview Aseptic Packaging Co., Ltd.	HKD	35,000,000	14,686,977
Pico Far East Holdings, Ltd.	HKD	39,100,000	9,547,800

Total China / Hong Kong			120,571,054

India (8.4%)
Infosys, Ltd., ADR	USD	2,085,000	37,342,350
Sun Pharma Advanced Research Co., Ltd.(a)	INR	4,481,005	20,791,095
Balkrishna Industries, Ltd.	INR	1,200,000	10,796,817

Total India			68,930,262

Indonesia (4.2%)
Astra International Tbk PT	IDR	72,250,000	34,351,069

Total Indonesia			34,351,069

Japan (2.7%)
Hisamitsu Pharmaceutical Co., Inc.	JPY	502,000	22,587,048

Total Japan			22,587,048

Malaysia (0.7%)
Hartalega Holdings Bhd	MYR	4,550,000	5,913,357

Total Malaysia			5,913,357

Mexico (6.2%)
Grupo Financiero Banorte SAB de CV	MXN	4,475,000	23,315,323
Bolsa Mexicana de Valores SAB de CV	MXN	12,812,049	17,412,138

	Currency	Shares	Value
Mexico (continued)
Grupo Herdez SAB de CV	MXN	4,400,000	$10,547,725

Total Mexico			51,275,186

Poland (7.7%)
Bank Pekao SA	PLN	1,065,000	35,832,096
Asseco Poland SA	PLN	1,100,000	15,174,882
PGE SA	PLN	3,500,000	11,896,497

Total Poland			62,903,475

Singapore (6.0%)
Singapore Telecommunications, Ltd.	SGD	13,250,000	32,855,378
SIA Engineering Co., Ltd.	SGD	6,852,600	16,678,875

Total Singapore			49,534,253

South Africa (5.7%)
Sanlam, Ltd.	ZAR	9,050,000	33,325,015
EOH Holdings, Ltd.	ZAR	1,550,000	13,144,122

Total South Africa			46,469,137

South Korea (3.9%)
Dongsuh Co., Inc.	KRW	850,000	22,353,878
Sindoh Co., Ltd.	KRW	223,637	9,261,471

Total South Korea			31,615,349

Taiwan (3.1%)
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	4,845,000	20,862,230
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	USD	200,000	4,470,000

Total Taiwan			25,332,230

Turkey (4.2%)
Aselsan Elektronik Sanayi Ve Ticaret AS	TRY	2,800,000	17,181,221
Arcelik AS	TRY	3,275,000	17,108,643

Total Turkey			34,289,864

Vietnam (1.3%)
Bao Viet Holdings	VND	2,740,850	6,320,289
Nam Long Investment Corp.	VND	3,150,000	3,386,640

			Currency	Shares	Value
Vietnam (continued)
Vietnam National Reinsurance Corp.			VND	815,790	$733,954

Total Vietnam					10,440,883

TOTAL COMMON STOCKS
(Cost $706,986,680)					637,496,531

PREFERRED STOCKS (9.8%)
Brazil (5.7%)
Banco Bradesco SA, ADR			USD	8,000,000	36,560,000
Vale SA			BRL	5,700,000	10,317,516

Total Brazil					46,877,516

South Korea (4.1%)
Samsung Electronics Co., Ltd.			KRW	40,000	33,650,263

Total South Korea					33,650,263

TOTAL PREFERRED STOCKS
(Cost $108,669,734)					80,527,779

	Currency	Rate	Maturity Date	Principal Amount	Value
FOREIGN CURRENCY CONVERTIBLE BONDS (1.5%)
China / Hong Kong (1.5%)
ASM Pacific Technology, Ltd.	HKD	2.00%	03/28/19	100,000,000	12,755,676

Total China / Hong Kong					12,755,676

TOTAL FOREIGN CURRENCY CONVERTIBLE BONDS
(Cost $13,353,614)					12,755,676

FOREIGN CURRENCY CORPORATE BONDS (1.3%)
Mexico (1.3%)
America Movil SAB de CV	MXN	6.45%	12/05/22	50,000,000	2,647,241
America Movil SAB de CV	MXN	7.13%	12/09/24	144,710,000	7,771,747

Total Mexico					10,418,988

TOTAL FOREIGN CURRENCY CORPORATE BONDS
(Cost $11,089,583)					10,418,988

	Currency	Rate	Maturity Date	Principal Amount	Value
FOREIGN CURRENCY GOVERNMENT BONDS (2.4%)
Brazil (0.6%)
Brazilian Government International Bond	BRL	10.25%	01/10/28	20,000,000	$4,490,225

Total Brazil					4,490,225

Indonesia (0.9%)
Indonesia Treasury Bond, Series FR70	IDR	8.38%	03/15/24	100,000,000,000	7,298,149

Total Indonesia					7,298,149

Turkey (0.9%)
Turkey Government Bond	TRY	8.80%	09/27/23	25,000,000	7,693,023

Total Turkey					7,693,023

TOTAL FOREIGN CURRENCY GOVERNMENT BONDS
(Cost $22,301,980)					19,481,397

USD CONVERTIBLE BONDS (0.3%)
Singapore (0.3%)
Olam International, Ltd.	USD	6.00%	10/15/16	$2,500,000	2,500,000

Total Singapore					2,500,000

TOTAL USD CONVERTIBLE BONDS
(Cost $2,547,210)					2,500,000

TOTAL INVESTMENTS
(Cost $864,948,801) (93.0%)					$763,180,371

Cash and Other Assets, Less Liabilities (7.0%)					57,224,582
NET ASSETS (100.0%)					$820,404,953

(a)	Non-income producing security.

Certain securities were fair valued in accordance with procedures established by the Fund's Board of Trustees (Note 2).

Currency Abbreviations
BRL	-	Brazil Real
HKD	-	Hong Kong Dollar
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
TRY	-	Turkey Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

Common Abbreviations:
ADR - American Depositary Receipt.
AS - Andonim Sirketi, Joint Stock Company in Turkey.
Bhd - Berhad, Public Limited Company in Malaysia.
Ltd. - Limited.
SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV - A variable capital company.
Tbk PT - Terbuka is the Indonesian term for limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2016, the Trust had 33 registered funds. This quarterly report describes the Seafarer Overseas Growth and Income Fund (the “Fund”). The Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Fund offers Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying portfolio of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of portfolio of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the portfolio of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its portfolio of investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Fund’s valuation procedures set forth certain triggers that inform the Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Seafarer Capital Partners, LLC (the “Adviser) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2016:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Brazil	$73,283,364	$–	$–	$73,283,364
China / Hong Kong	9,547,800	111,023,254	–	120,571,054
India	37,342,350	31,587,912	–	68,930,262
Indonesia	–	34,351,069	–	34,351,069
Japan	–	22,587,048	–	22,587,048
Malaysia	5,913,357	–	–	5,913,357
Mexico	51,275,186	–	–	51,275,186
Poland	–	62,903,475	–	62,903,475
Singapore	–	49,534,253	–	49,534,253
South Africa	–	46,469,137	–	46,469,137
South Korea	9,261,471	22,353,878	–	31,615,349
Taiwan	4,470,000	20,862,230	–	25,332,230
Turkey	–	34,289,864	–	34,289,864
Vietnam	4,120,594	6,320,289	–	10,440,883
Preferred Stocks
Brazil	46,877,516	–	–	46,877,516
South Korea	–	33,650,263	–	33,650,263
Foreign Currency Convertible Bonds	–	12,755,676	–	12,755,676
Foreign Currency Corporate Bonds	–	10,418,988	–	10,418,988
Foreign Currency Government Bonds	–	19,481,397	–	19,481,397
USD Convertible Bonds	–	2,500,000	–	2,500,000
Total	$242,091,638	$521,088,733	$–	$763,180,371

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2016, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Security amounts the Fund transferred between Levels 1 and 2 at January 31, 2016 were as follows:

	Level 1		Level 2
Seafarer Overseas Growth and Income Fund	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$5,913,357	$(17,117,106)	$17,117,106	$(5,913,357)
Total	$5,913,357	$(17,117,106)	$17,117,106	$(5,913,357)

The above transfers were due to the Fund utilizing a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting date, it results in certain securities transferring from a Level 1 to a Level 2.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of January 31, 2016, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Seafarer Overseas Growth and Income Fund	$865,412,488	$26,816,010	$(129,048,127)	$(102,232,117)

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

4. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Fund is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statements and disclosures.

STATEMENT OF INVESTMENTS
STONEBRIDGE SMALL-CAP GROWTH FUND	January 31, 2016
(Unaudited)

		Market
	Shares	Value
COMMON STOCKS (99.61%)
CONSUMER DISCRETIONARY - (18.28%)
Hotels, Restaurants & Leisure (8.52%)
Belmond Ltd. - Class A**	50,000	$423,000
El Pollo Loco Holdings, Inc.**	14,000	169,680
Interval Leisure Group, Inc.	36,000	424,080
		1,016,760
Household Durables (3.18%)
TRI Pointe Group, Inc.**	36,000	379,440

Media (2.29%)
MDC Partners, Inc. - Class A	14,000	273,560

Specialty Retail (4.29%)
Select Comfort Corp.**	18,500	389,610
Vitamin Shoppe, Inc.**	4,000	121,720
		511,330
TOTAL CONSUMER DISCRETIONARY		2,181,090

CONSUMER STAPLES - (1.87%)
Food & Staples Retailing (1.87%)
The Chefs' Warehouse, Inc.**	17,000	223,550

TOTAL CONSUMER STAPLES		223,550

ENERGY - (9.20%)
Energy Equipment & Services (4.78%)
Superior Energy Services, Inc.	30,000	309,300
US Silica Holdings, Inc.	14,000	261,100
		570,400
Oil, Gas & Consumable Fuels (4.42%)
Sanchez Energy Corp.**	87,000	314,940
Synergy Resources Corp.**	33,500	212,390
		527,330
TOTAL ENERGY		1,097,730

FINANCIALS - (4.80%)
Capital Markets (2.71%)
WisdomTree Investments, Inc.	27,000	324,000

Thrifts & Mortgage Finance (2.09%)
BofI Holding, Inc.**	14,500	248,820

TOTAL FINANCIALS		572,820

HEALTH CARE - (14.05%)
Biotechnology (9.81%)
ACADIA Pharmaceuticals, Inc.**	9,000	186,210
Cepheid**	13,000	382,850
Exact Sciences Corp.**	23,500	154,395
Genomic Health, Inc.**	9,750	280,800
PTC Therapeutics, Inc.**	7,000	166,740
		1,170,995

		Market
	Shares	Value
HEALTH CARE (continued)
Health Care Equipment & Supplies (2.71%)
Tandem Diabetes Care, Inc.**	23,000	$207,230
Trinity Biotech PLC - Sponsored ADR	11,000	116,490
		323,720
Life Sciences Tools & Services (1.53%)
Luminex Corp.**	9,500	182,305

TOTAL HEALTH CARE		1,677,020

INDUSTRIALS - (20.43%)
Aerospace & Defense (2.03%)
Astronics Corp.**	7,500	241,800

Commercial Services & Supplies (2.11%)
Ritchie Bros. Auctioneers, Inc.	11,000	251,680

Construction & Engineering (3.67%)
KBR, Inc.	15,000	213,900
Tutor Perini Corp.**	17,000	224,570
		438,470
Machinery (3.33%)
Energy Recovery, Inc.**	10,000	62,000
Woodward, Inc.	7,250	334,877
		396,877
Professional Services (9.29%)
Mistras Group, Inc.**	6,000	135,540
The Advisory Board Co.**	11,500	526,355
WageWorks, Inc.**	10,000	447,400
		1,109,295
TOTAL INDUSTRIALS		2,438,122

INFORMATION TECHNOLOGY - (24.88%)
Communications Equipment (1.30%)
Ruckus Wireless, Inc.**	18,500	155,585

Electronic Equipment, Instruments & Components (1.31%)
MicroVision, Inc.**	55,000	156,200

Internet Software & Services (9.44%)
Apigee Corp.**	26,000	200,720
Bazaarvoice, Inc.**	45,000	162,900
Cornerstone OnDemand, Inc.**	13,500	414,315
Marin Software, Inc.**	45,000	152,550
SPS Commerce, Inc.**	3,000	195,840
		1,126,325
Semiconductors & Semiconductor Equipment (2.93%)
Applied Micro Circuits Corp.**	53,000	294,680
SunEdison, Inc.**	17,500	54,775
		349,455
Software (7.69%)
Callidus Software, Inc.**	20,500	316,315
Jive Software, Inc.**	70,000	243,600
MobileIron, Inc.**	72,000	265,680
PROS Holdings, Inc.**	7,500	92,100
		917,695

		Market
	Shares	Value
INFORMATION TECHNOLOGY (continued)
Technology Hardware, Storage & Peripherals (2.21%)
Nimble Storage, Inc.**	40,250	$264,443

TOTAL INFORMATION TECHNOLOGY		2,969,703

TELECOMMUNICATION SERVICES - (6.10%)
Diversified Telecommunication Services (6.10%)
8x8, Inc.**	30,000	376,800
Cogent Communications Holdings, Inc.	10,500	350,805

TOTAL TELECOMMUNICATION SERVICES		727,605

TOTAL COMMON STOCKS
(Cost $13,847,730)		11,887,640
MONEY MARKET MUTUAL FUNDS (0.87%)
Fidelity® Institutional Money Market Government Portfolio - Class I
(0.18% 7 Day Yield)	103,484	103,484

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $103,484)		103,484

TOTAL INVESTMENTS (100.48%)
(Cost $13,951,214)		$11,991,124
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.48%)		(57,532)
NET ASSETS (100.00%)		$11,933,592

**	Non-Income Producing Security.

Common Abbreviations:
ADR -	American Depositary Receipt.
Ltd. -	Limited.
PLC -	Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Stonebridge Small‐Cap Growth Fund	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2016, the Trust had 33 registered funds. This quarterly report describes the Stonebridge Small-Cap Growth Fund. The Fund seeks long-term capital growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying statement of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of statement of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the statement of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its statement of investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.
The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

When such prices or quotations are not available, or when Stonebridge Capital Management, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Stonebridge Small‐Cap Growth Fund	Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2016:

Stonebridge Small-Cap Growth Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,887,640	$–	$–	$11,887,640
Money Market Mutual Funds	103,484	–	–	103,484
Total	$11,991,124	$–	$–	$11,991,124

* For detailed descriptions, see the accompanying Statement of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2016, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Tax Basis of Investments: As of January 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Gross appreciation (excess of value over tax cost)	$617,640
Gross depreciation (excess of tax cost over value)	(2,577,730)
Net unrealized depreciation	$(1,960,090)
Cost of investments for income tax purposes	$13,951,214

3. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Fund is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statements and disclosures.

VULCAN VALUE PARTNERS FUND
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.75%)
Communications (13.29%)
Media (8.02%)
Discovery Communications, Inc., Class C(a)	2,583,990	$70,310,368
Time Warner, Inc.	417,611	29,416,519
Walt Disney Co.	158,610	15,198,010
		114,924,897

Telecommunications (5.27%)
Cisco Systems, Inc.	2,122,872	50,503,125
Verizon Communications, Inc.	502,552	25,112,523
		75,615,648

TOTAL COMMUNICATIONS		190,540,545

Consumer, Cyclical (4.67%)
Distribution/Wholesale (3.27%)
Fossil Group, Inc.(a)	1,437,950	46,877,170

Lodging (1.40%)
Intercontinental Hotels Group PLC, ADR	607,009	20,116,278

TOTAL CONSUMER, CYCLICAL		66,993,448

Consumer, Non-cyclical (4.96%)
Healthcare-Services (4.96%)
Aetna, Inc.	240,296	24,471,745
Anthem, Inc.	357,940	46,707,590
		71,179,335

TOTAL CONSUMER, NON-CYCLICAL		71,179,335

Energy (5.38%)
Oil & Gas Services (5.38%)
National Oilwell Varco, Inc.	2,373,979	77,249,277

TOTAL ENERGY		77,249,277

Financial (35.04%)
Banks (7.72%)
Bank of New York Mellon Corp.	1,277,422	46,268,225
State Street Corp.	1,155,030	64,369,822
		110,638,047

Diversified Financial Services (16.68%)
Aberdeen Asset Management PLC	11,201,887	39,345,247

		Value
	Shares	(Note 2)
Financial (continued)
Diversified Financial Services (continued)
Franklin Resources, Inc.	2,118,626	$73,431,577
Mastercard, Inc., Class A	516,264	45,962,984
T. Rowe Price Group, Inc.	469,338	33,299,531
Visa, Inc., Class A	633,873	47,217,200
		239,256,539

Insurance (10.64%)
Axis Capital Holdings, Ltd.	946,183	51,008,725
Everest Re Group, Ltd.	226,170	40,470,860
Swiss Re AG	660,049	61,085,220
		152,564,805

TOTAL FINANCIAL		502,459,391

Industrial (22.09%)
Aerospace & Defense (6.17%)
Boeing Co.	435,627	52,331,872
United Technologies Corp.	411,889	36,118,546
		88,450,418

Electronics (1.19%)
Honeywell International, Inc.	165,621	17,092,087

Industrial Services (2.73%)
MSC Industrial Direct Co., Inc., Class A	603,596	39,119,057

Miscellaneous Manufacturing (12.00%)
Carlisle Cos, Inc.	173,519	14,520,070
Dover Corp.	772,306	45,141,286
Parker-Hannifin Corp.	1,157,145	112,428,208
		172,089,564

TOTAL INDUSTRIAL		316,751,126

Technology (13.32%)
Computers (0.87%)
Apple, Inc.	128,629	12,520,747

Semiconductors (3.00%)
QUALCOMM, Inc.	948,167	42,989,892

Software (9.45%)
Check Point Software Technologies, Ltd.(a)	163,675	12,899,227

			Value
		Shares	(Note 2)
Technology (continued)
Software (continued)
Oracle Corp.		3,375,900	$122,578,929
			135,478,156

TOTAL TECHNOLOGY			190,988,795

TOTAL COMMON STOCKS
(Cost $1,503,263,285)			1,416,161,917

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.26%)
Money Market Fund (1.26%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.140%	18,031,510	18,031,510

TOTAL SHORT TERM INVESTMENTS
(Cost $18,031,510)			18,031,510

TOTAL INVESTMENTS (100.01%)
(Cost $1,521,294,795)			$1,434,193,427

Liabilities In Excess Of Other Assets (-0.01%)			(176,095)

NET ASSETS (100.00%)			$1,434,017,332

(a)	Non-Income Producing Security.

Common Abbreviations:
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. - Limited.
PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND
STATEMENT OF INVESTMENTS
January 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.48%)
Communications (2.89%)
Media (2.89%)
SAI Global, Ltd.	9,680,569	$27,611,239

TOTAL COMMUNICATIONS		27,611,239

Consumer, Cyclical (16.85%)
Distribution/Wholesale (5.01%)
Fossil Group, Inc.(a)	1,469,127	47,893,540

Housewares (4.11%)
Tupperware Brands Corp.	845,498	39,256,472

Lodging (2.96%)
La Quinta Holdings, Inc.(a)	2,490,663	28,244,119

Retail (4.77%)
Nu Skin Enterprises, Inc., Class A	1,438,262	45,520,992

TOTAL CONSUMER, CYCLICAL		160,915,123

Consumer, Non-cyclical (2.86%)
Commercial Services (2.86%)
Navigant Consulting, Inc.(a)	962,648	15,200,212
Savills PLC	1,129,941	12,155,893
		27,356,105

TOTAL CONSUMER, NON-CYCLICAL		27,356,105

Energy (3.51%)
Oil & Gas Services (3.51%)
Thermon Group Holdings, Inc.(a)	1,995,763	33,568,734

TOTAL ENERGY		33,568,734

Financial (27.34%)
Diversified Financial Services (8.30%)
Ashmore Group PLC	10,444,980	32,623,633
Eaton Vance Corp.	953,679	27,332,440
Virtus Investment Partners, Inc.	219,486	19,314,768
		79,270,841

Insurance (19.04%)
Aspen Insurance Holdings, Ltd.	806,937	37,530,640
Axis Capital Holdings, Ltd.	718,808	38,750,939
Everest Re Group, Ltd.	165,386	29,594,171

		Value
	Shares	(Note 2)
Financial (continued)
Insurance (continued)
Navigators Group, Inc.(a)	627,331	$54,960,469
Safety Insurance Group, Inc.	371,931	20,984,347
		181,820,566

TOTAL FINANCIAL		261,091,407

Industrial (38.82%)
Aerospace & Defense (1.86%)
Curtiss-Wright Corp.	257,113	17,740,797

Electrical Components & Equipment (3.73%)
EnerSys	736,700	35,678,381

Electronics (6.76%)
Ituran Location and Control, Ltd.	1,360,860	24,794,869
Woodward, Inc.	860,989	39,769,082
		64,563,951

Hand/Machine Tools (1.94%)
Lincoln Electric Holdings, Inc.	347,610	18,506,757

Industrial Services (2.82%)
MSC Industrial Direct Co., Inc., Class A	415,546	26,931,536

Machinery-Diversified (6.31%)
Concentric AB	1,911,283	19,426,889
Lindsay Corp.	443,673	31,207,959
Nordson Corp.	160,256	9,684,270
		60,319,118

Metal Fabricate/Hardware (3.98%)
Timken Co.	1,431,217	37,998,811

Miscellaneous Manufacturing (8.53%)
Actuant Corp., Class A	1,301,333	30,295,032
Crane Co.	585,553	27,966,011
Donaldson Co., Inc.	823,513	23,206,597
		81,467,640

Transportation (2.89%)
Forward Air Corp.	639,475	27,599,741

TOTAL INDUSTRIAL		370,806,732

			Value
		Shares	(Note 2)
Technology (4.21%)
Software (4.21%)
ACI Worldwide, Inc.(a)		2,244,130	$40,169,927

TOTAL TECHNOLOGY			40,169,927

TOTAL COMMON STOCKS
(Cost $1,038,606,507)			921,519,267

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (3.62%)
Money Market Fund (3.62%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.140%	34,570,165	34,570,165

TOTAL SHORT TERM INVESTMENTS
(Cost $34,570,165)			34,570,165

TOTAL INVESTMENTS (100.10%)
(Cost $1,073,176,672)			$956,089,432

Liabilities In Excess Of Other Assets (-0.10%)			(996,318)

NET ASSETS (100.00%)			$955,093,114

(a)	Non-Income Producing Security.

Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
Ltd. - Limited.
PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2016, the Trust had 33 registered funds. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds are classified as a non-diversified investment company for purpose of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying statement of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of statement of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the statement of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their statement of investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

The following is a summary of each input used to value each Fund’s investments as of January 31, 2016.

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,416,161,917	$–	$–	$1,416,161,917
Short Term Investments	18,031,510	–	–	18,031,510
TOTAL	$1,434,193,427	$–	$–	$1,434,193,427

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$921,519,267	$–	$–	$921,519,267
Short Term Investments	34,570,165	–	–	34,570,165
TOTAL	$956,089,432	$–	$–	$956,089,432

(a)	For detailed descriptions, see the accompanying Statements of Investments.

The Funds recognize transfers between levels as of the end of period. For the nine months ended January 31, 2016, the Funds did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2016, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Notes to Quarterly Portfolio of Investments
January 31, 2016 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation
(excess of value over tax cost)	$92,590,421	$50,433,665
Gross depreciation
(excess of tax cost over value)	(215,287,705)	(173,905,564)
Net unrealized depreciation	$(122,697,284)	$(123,471,899)
Cost of investments for income tax purposes	$1,556,890,711	$1,079,561,331

3. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Funds are currently evaluating the impact ASU 2015-07 will have on the Funds’ financial statements and disclosures.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 31, 2016

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	March 31, 2016